UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4085

Fidelity Income Fund

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Government Income Fund

May 31, 2017

GOV-QTLY-0717
1.800338.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 43.9%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.7%
Fannie Mae:
0.875% 8/2/19	$131	$130
1% 2/26/19	326	324
1.125% 12/14/18	240	239
Tennessee Valley Authority:
1.75% 10/15/18	23,006	23,155
5.25% 9/15/39	2,807	3,674
5.375% 4/1/56	3,438	4,629
		32,151
U.S. Treasury Inflation-Protected Obligations - 0.6%
U.S. Treasury Inflation-Indexed Bonds 1% 2/15/46	23,588	24,044
U.S. Treasury Obligations - 40.7%
U.S. Treasury Bonds:
2.5% 2/15/46	30,232	27,966
2.875% 8/15/45	112,441	112,450
3% 11/15/44	29,032	29,809
3% 11/15/45	40,000	40,983
3% 2/15/47	27,506	28,208
3% 5/15/47	20,000	20,522
3.625% 2/15/44	45,031	51,647
4.375% 5/15/40	3,000	3,825
4.75% 2/15/37	62,700	83,731
5% 5/15/37(a)(b)(c)	36,142	49,749
U.S. Treasury Notes:
0.75% 7/15/19	10,843	10,718
0.875% 6/15/19	735	729
0.875% 9/15/19	56,901	56,334
1.125% 7/31/21	21,065	20,603
1.125% 9/30/21	119,876	117,020
1.25% 5/31/19	20,000	19,985
1.375% 2/29/20	33,681	33,648
1.375% 4/30/20	75,553	75,414
1.375% 8/31/20	5,000	4,979
1.375% 1/31/21	27,500	27,289
1.375% 4/30/21	20,000	19,809
1.375% 5/31/21	20,000	19,792
1.5% 10/31/19	5,655	5,677
1.5% 5/15/20	40,236	40,310
1.5% 8/15/26	9,629	9,071
1.625% 6/30/19	27,601	27,784
1.625% 6/30/20	4,710	4,731
1.625% 7/31/20	30,000	30,124
1.75% 10/31/20	18,000	18,129
1.75% 12/31/20	119,701	120,420
1.75% 5/31/22	10,000	9,998
1.875% 1/31/22	45,770	46,044
1.875% 3/31/22	48,533	48,800
1.875% 4/30/22	8,000	8,042
2% 9/30/20	101,153	102,710
2% 12/31/21	85,750	86,768
2% 7/31/22	18,845	19,028
2% 5/31/24	25,292	25,255
2% 8/15/25 (a)	38,778	38,366
2% 11/15/26	70,025	68,789
2.125% 6/30/21	22,000	22,402
2.125% 12/31/21	2,000	2,035
2.125% 6/30/22	146	148
2.125% 3/31/24	94,558	95,252
2.125% 5/15/25	38,251	38,263
2.25% 7/31/21	26,021	26,621
2.25% 2/15/27	3,000	3,009
2.375% 5/15/27	10,000	10,148
		1,763,134
Other Government Related - 1.9%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1.3441% 12/7/20 (NCUA Guaranteed) (d)	2,827	2,826
Series 2011-R4 Class 1A, 1.3661% 3/6/20 (NCUA Guaranteed) (d)	624	624
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	78,243
		81,693
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,895,259)		1,901,022

U.S. Government Agency - Mortgage Securities - 3.4%
Fannie Mae - 2.1%
2.451% 4/1/44 (d)	658	677
2.46% 2/1/44 (d)	467	486
2.502% 2/1/44 (d)	379	389
2.567% 5/1/44 (d)	766	790
2.571% 6/1/42 (d)	276	286
2.575% 1/1/44 (d)	719	749
2.629% 5/1/44 (d)	1,229	1,268
2.647% 4/1/44 (d)	1,708	1,762
2.695% 2/1/42 (d)	1,473	1,525
2.73% 7/1/34 (d)	91	94
2.773% 1/1/42 (d)	1,129	1,185
2.79% 2/1/33 (d)	49	51
2.798% 10/1/33 (d)	99	104
2.803% 6/1/36 (d)	120	126
2.815% 7/1/35 (d)	56	58
2.833% 3/1/35 (d)	55	57
2.84% 2/1/36 (d)	47	49
2.85% 10/1/33 (d)	73	75
2.882% 12/1/34 (d)	135	140
2.915% 11/1/33 (d)	80	83
2.922% 10/1/33 (d)	43	45
2.944% 11/1/40 (d)	97	102
3.019% 10/1/41 (d)	80	84
3.023% 9/1/41 (d)	150	158
3.083% 3/1/35 (d)	51	53
3.17% 11/1/36 (d)	65	67
3.219% 3/1/36 (d)	351	368
3.25% 7/1/41 (d)	221	232
3.315% 3/1/37 (d)	114	120
3.33% 7/1/35 (d)	167	176
3.331% 3/1/40 (d)	1,338	1,409
3.384% 10/1/41 (d)	139	148
3.463% 5/1/36 (d)	96	102
3.567% 7/1/41 (d)	281	293
4% 5/1/29	50,133	52,946
4.5% 11/1/25 to 4/1/39	7,613	8,145
5% 7/1/35 to 6/1/39	8,322	9,170
6% 1/1/34 to 6/1/36	5,142	5,846
6.5% 3/1/22 to 5/1/27	262	295
9.5% 10/1/20	5	5
11.5% 1/15/21	1	1
		89,719
Freddie Mac - 0.5%
2.82% 3/1/35 (d)	195	201
2.967% 5/1/37 (d)	113	117
3% 2/1/31	10,550	10,910
3.036% 10/1/41 (d)	2,302	2,394
3.04% 2/1/36 (d)	19	20
3.07% 7/1/35 (d)	740	786
3.091% 9/1/41 (d)	1,509	1,596
3.158% 10/1/42 (d)	887	936
3.219% 9/1/41 (d)	161	167
3.22% 4/1/41 (d)	151	160
3.279% 6/1/41 (d)	191	201
3.295% 7/1/36 (d)	272	289
3.421% 5/1/41 (d)	150	158
3.541% 3/1/33 (d)	7	7
3.62% 5/1/41 (d)	207	218
3.648% 6/1/41 (d)	217	229
4.079% 10/1/35 (d)	132	140
4.5% 5/1/39 to 10/1/41	2,798	3,038
5.5% 7/1/29	31	34
6% 1/1/24	1,030	1,113
9.5% 6/1/18 to 8/1/21	3	3
		22,717
Ginnie Mae - 0.8%
4.3% 8/20/61 (e)	2,858	2,918
4.649% 2/20/62 (e)	2,520	2,607
4.682% 2/20/62 (e)	3,311	3,418
4.684% 1/20/62 (e)	19,691	20,308
5.47% 8/20/59 (e)	86	88
6% 6/15/36	4,020	4,697
		34,036
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $145,974)		146,472

Asset-Backed Securities - 2.6%
Access Group, Inc. Series 2005-2 Class A3, 1.2301% 11/22/24 (d)	$4,471	$4,470
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	46,900	47,097
Goal Capital Funding Trust Series 2005-2 Class A3, 1.3587% 5/28/30 (d)	5,564	5,558
Illinois Student Assistance Commission Student Loan Rev. Series 2010-1 Class A2, 2.2062% 4/25/22 (d)	2,112	2,123
Navient Student Loan Trust Series 2017-3A:
Class A1, 1.3606% 7/26/66 (d)(f)	14,550	14,550
Class A2, 1.6606% 7/26/66 (d)(f)	14,550	14,609
SLM Student Loan Trust:
Series 2004-3 Class A5, 1.3262% 7/25/23 (d)	11,512	11,503
Series 2007-5 Class A5, 1.2362% 1/25/24 (d)	9,910	9,897
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	649	675
Series 2002-20K Class 1, 5.08% 11/1/22	959	1,012
Series 2004-20H Class 1, 5.17% 8/1/24	484	513
TOTAL ASSET-BACKED SECURITIES
(Cost $111,636)		112,007

Collateralized Mortgage Obligations - 17.3%
U.S. Government Agency - 17.3%
Fannie Mae:
floater:	$	$
Series 2001-38 Class QF, 2.0036% 8/25/31 (d)	89	90
Series 2002-49 Class FB, 1.5991% 11/18/31 (d)	84	85
Series 2002-60 Class FV, 2.0236% 4/25/32 (d)	35	36
Series 2002-75 Class FA, 2.0236% 11/25/32 (d)	73	74
Series 2010-15 Class FJ, 1.9536% 6/25/36 (d)	5,525	5,614
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	1,434	1,501
Series 2005-27 Class NE, 5.5% 5/25/34	473	477
Series 2005-64 Class PX, 5.5% 6/25/35	1,607	1,741
Series 2005-68 Class CZ, 5.5% 8/25/35	4,276	4,811
Series 2006-45 Class OP, 6/25/36(g)	767	673
Series 2010-118 Class PB, 4.5% 10/25/40	6,489	6,913
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	840	894
Series 2004-91 Class Z, 5% 12/25/34	5,311	5,867
Series 2005-117 Class JN, 4.5% 1/25/36	416	443
Series 2005-14 Class ZB, 5% 3/25/35	1,620	1,787
Series 2006-72 Class CY, 6% 8/25/26	3,320	3,611
Series 2009-59 Class HB, 5% 8/25/39	2,354	2,600
Series 2010-97 Class CX, 4.5% 9/25/25	10,927	11,775
Series 2009-85 Class IB, 4.5% 8/25/24 (h)	258	13
Series 2009-93 Class IC, 4.5% 9/25/24 (h)	374	18
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	3,601	405
Series 2010-39 Class FG, 1.9436% 3/25/36 (d)	3,434	3,512
Series 2010-97 Class CI, 4.5% 8/25/25 (h)	935	57
Series 2012-27 Class EZ, 4.25% 3/25/42	7,252	7,934
Series 2016-26 Class CG, 3% 5/25/46	22,070	22,666
Freddie Mac:
floater:
Series 2530 Class FE, 1.5891% 2/15/32 (d)	48	48
Series 2630 Class FL, 1.4891% 6/15/18 (d)	13	13
Series 2682 Class FB, 1.8891% 10/15/33 (d)	2,982	3,028
Series 2711 Class FC, 1.8891% 2/15/33 (d)	1,667	1,697
planned amortization class:
Series 1141 Class G, 9% 9/15/21	33	36
Series 2682 Class LD, 4.5% 10/15/33	691	743
Series 3415 Class PC, 5% 12/15/37	490	535
Series 3763 Class QA, 4% 4/15/34	594	599
Series 3840 Class VA, 4.5% 9/15/27	3,939	4,082
Series 3857 Class ZP, 5% 5/15/41	2,954	3,520
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	7,567	8,493
Series 2587 Class AD, 4.71% 3/15/33	2,997	3,190
Series 2773 Class HC, 4.5% 4/15/19	166	168
Series 2877 Class ZD, 5% 10/15/34	6,350	7,000
Series 3007 Class EW, 5.5% 7/15/25	5,189	5,629
Series 3745 Class KV, 4.5% 12/15/26	6,428	6,941
Series 3806 Class L, 3.5% 2/15/26	8,900	9,448
Series 3871 Class KB, 5.5% 6/15/41	13,870	16,267
Series 3889 Class DZ, 4% 1/15/41	34,449	37,111
Series 3843 Class PZ, 5% 4/15/41	2,527	2,969
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	7,756	8,165
Series 4341 Class ML, 3.5% 11/15/31	10,347	10,842
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 1.4728% 1/20/38 (d)	250	251
Series 2008-73 Class FA, 1.8528% 8/20/38 (d)	1,907	1,934
Series 2008-83 Class FB, 1.8928% 9/20/38 (d)	1,711	1,749
Series 2009-108 Class CF, 1.5924% 11/16/39 (d)	1,143	1,152
Series 2011-H20 Class FA, 1.38% 9/20/61 (d)(e)	8,849	8,865
Series 2011-H21 Class FA, 1.43% 10/20/61 (d)(e)	5,939	5,958
Series 2012-H01 Class FA, 1.53% 11/20/61 (d)(e)	5,086	5,114
Series 2012-H03 Class FA, 1.53% 1/20/62 (d)(e)	3,235	3,252
Series 2012-H06 Class FA, 1.46% 1/20/62 (d)(e)	4,786	4,801
Series 2012-H07 Class FA, 1.46% 3/20/62 (d)(e)	2,993	3,005
Series 2012-H21 Class DF, 1.48% 5/20/61 (d)(e)	4,598	4,609
Series 2013-H19:
Class FC, 1.43% 8/20/63 (d)(e)	1,143	1,146
Class FD, 1.43% 8/20/63 (d)(e)	3,000	3,009
Series 2014-H02 Class FB, 1.6328% 12/20/63 (d)(e)	36,985	37,128
Series 2014-H03 Class FA, 1.5828% 1/20/64 (d)(e)	14,441	14,489
Series 2015-H07 Class FA, 0.3% 3/20/65 (d)(e)	15,427	15,425
Series 2015-H13 Class FL, 1.2628% 5/20/63 (d)(e)	15,863	15,859
Series 2015-H19 Class FA, 1.1828% 4/20/63 (d)(e)	15,692	15,676
Series 2016-H20 Class FM, 1.3828% 12/20/62 (d)(e)	15,493	15,506
planned amortization class Series 2010-31 Class BP, 5% 3/20/40	11,191	12,801
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,133
Series 2013-H06 Class HA, 1.65% 1/20/63 (e)	5,234	5,223
Series 2013-H26 Class HA, 3.5% 9/20/63 (e)	43,744	45,008
Series 2014-H12 Class KA, 2.75% 5/20/64 (e)	5,910	5,986
Series 2016-H02 Class FM, 1.4828% 9/20/62 (d)(e)	21,934	21,945
Series 2016-H04 Class FE, 1.6328% 11/20/65 (d)(e)	4,997	5,015
Series 2010-169 Class Z, 4.5% 12/20/40	6,749	7,364
Series 2010-H15 Class TP, 5.15% 8/20/60 (e)	13,888	14,485
Series 2010-H17 Class XP, 5.2984% 7/20/60 (d)(e)	16,338	16,930
Series 2010-H18 Class PL, 5.01% 9/20/60 (d)(e)	12,708	13,216
Series 2012-64 Class KI, 3.5% 11/20/36 (h)	1,280	95
Series 2013-124:
Class ES, 7.343% 4/20/39 (d)(i)	5,166	5,454
Class ST, 7.4763% 8/20/39 (d)(i)	11,173	12,057
Series 2013-H07 Class JA, 1.75% 3/20/63 (e)	26,714	26,661
Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	14,640	14,791
Series 2015-H21:
Class HA, 2.5% 6/20/63 (e)	44,644	45,050
Class JA, 2.5% 6/20/65 (e)	5,237	5,288
Series 2015-H30 Class HA, 1.75% 9/20/62 (d)(e)	43,474	43,204
Series 2016-H13 Class FB, 0.9866% 5/20/66 (d)(e)	25,669	25,840
Series 2017-H06 Class FA, 1.17% 8/20/66 (d)(e)	23,201	23,241
Series 2090-118 Class XZ, 5% 12/20/39	13,917	16,009
		749,845
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $749,972)		749,845

Commercial Mortgage Securities - 4.3%
FMPRE Multifamily Agency floater Series 2017-KT01 Class A, 1.3106% 2/25/20 (d)	43,722	43,786
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	3,740	4,008
sequential payer:
Series K009 Class A2, 3.808% 8/25/20	5,591	5,921
Series K027 Class A2, 2.637% 1/25/23	6,437	6,583
Series K029 Class A2, 3.32% 2/25/23 (d)	3,110	3,290
Series K034 Class A1, 2.669% 2/25/23	12,321	12,554
Series K709 Class A2, 2.086% 3/25/19	17,210	17,331
Series K710 Class A2, 1.883% 5/25/19	16,814	16,911
Series K713 Class A2, 2.313% 3/25/20	5,437	5,516
Series K717 Class A2, 2.991% 9/25/21	12,968	13,487
Series K032 Class A1, 3.016% 2/25/23	20,818	21,433
Series K064 Class A1, 2.891% 10/25/26	13,100	13,462
Series K504 Class A2, 2.566% 9/25/20	3,629	3,708
Series K724 Class A1, 2.776% 3/25/23	16,190	16,645
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $183,927)		184,635

Foreign Government and Government Agency Obligations - 4.4%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	72,266	86,247
5.5% 12/4/23	48	58
5.5% 4/26/24	6,065	7,299
Jordanian Kingdom:
2.503% 10/30/20	41,050	42,171
3% 6/30/25	19,267	19,853
Ukraine Government 1.471% 9/29/21	34,809	34,072
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $177,187)		189,700
	Shares	Value (000s)

Fixed-Income Funds - 23.5%
Fidelity Mortgage Backed Securities Central Fund (j)
(Cost $975,343)	9,367,403	1,016,457

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 0.86% (k)
(Cost $50,340)	50,329,807	50,340
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $4,289,638)		4,350,478
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(19,946)
NET ASSETS - 100%		$4,330,532

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 6/1/47	$(168,300)	$(173,691)
4% 6/1/47	(3,450)	(3,643)
TOTAL TBA SALE COMMITMENTS
(Proceeds $177,203)		$(177,334)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
1,168 CBOT 10-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	147,515	$545
856 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	185,311	38
238 CBOT Long U.S. Treasury Bond Contracts (United States)	Sept. 2017	36,607	305
TOTAL FUTURES CONTRACTS			$888

The face value of futures purchased as a percentage of Net Assets is 8.5%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)(1)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
CME	Jun. 2027	USD 24,650	1.5%	3-month LIBOR	$737	$0	$737
CME	Jun. 2047	USD 1,300	1.75%	3-month LIBOR	74	0	74

TOTAL INTEREST RATE SWAPS					$811	$0	$811

 (1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,971,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,083,000.

 (c) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $153,000.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,159,000 or 0.7% of net assets.

 (g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$181
Fidelity Mortgage Backed Securities Central Fund	25,039
Total	$25,220

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,224,994	$25,039	$207,900	$1,016,457	15.3%
Total	$1,224,994	$25,039	$207,900	$1,016,457

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,901,022	$--	$1,901,022	$--
U.S. Government Agency - Mortgage Securities	146,472	--	146,472	--
Asset-Backed Securities	112,007	--	112,007	--
Collateralized Mortgage Obligations	749,845	--	749,845	--
Commercial Mortgage Securities	184,635	--	184,635	--
Foreign Government and Government Agency Obligations	189,700	--	189,700	--
Fixed-Income Funds	1,016,457	1,016,457	--	--
Money Market Funds	50,340	50,340	--	--
Total Investments in Securities:	$4,350,478	$1,066,797	$3,283,681	$--
Derivative Instruments:
Assets
Futures Contracts	$888	$888	$--	$--
Swaps	811	--	811	--
Total Assets	$1,699	$888	$811	$--
Total Derivative Instruments:	$1,699	$888	$811	$--
Other Financial Instruments:
TBA Sale Commitments	$(177,334)	$--	$(177,334)	$--
Total Other Financial Instruments:	$(177,334)	$--	$(177,334)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $4,341,497,000. Net unrealized appreciation aggregated $8,981,000, of which $46,728,000 related to appreciated investment securities and $37,747,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Intermediate Government Income Fund

May 31, 2017

SLM-QTLY-0717
1.800340.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 61.5%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.8%
Tennessee Valley Authority 1.75% 10/15/18	4,850	4,881
U.S. Treasury Inflation-Protected Obligations - 1.5%
U.S. Treasury Inflation-Indexed Notes 0.375% 1/15/27	8,701	8,694
U.S. Treasury Obligations - 56.7%
U.S. Treasury Bonds 3% 2/15/47	35	36
U.S. Treasury Notes:
0.875% 6/15/19	$5,365	$5,320
0.875% 9/15/19	4,056	4,016
1.125% 7/31/21	1,375	1,345
1.125% 9/30/21	22,860	22,315
1.375% 2/29/20 (a)	9,233	9,224
1.375% 4/30/20	11,429	11,408
1.375% 1/31/21	10,000	9,923
1.5% 10/31/19	17,491	17,558
1.5% 5/15/20	15,934	15,963
1.5% 8/15/26	174	164
1.625% 7/31/20	3,000	3,012
1.75% 10/31/20	5,000	5,036
1.75% 12/31/20	12,412	12,487
1.75% 4/30/22	2,240	2,238
1.875% 1/31/22	29,140	29,314
1.875% 3/31/22	7,875	7,918
1.875% 4/30/22	14,500	14,576
2% 9/30/20	28,292	28,727
2% 12/31/21	9,320	9,431
2% 5/31/24	15,696	15,673
2% 8/15/25	41,631	41,191
2.125% 6/30/22	327	332
2.125% 3/31/24	25,981	26,172
2.125% 5/15/25	3,629	3,630
2.25% 7/31/21	35,982	36,811
2.25% 2/15/27	2,120	2,126
		335,946
Other Government Related - 2.5%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1.3441% 12/7/20 (NCUA Guaranteed) (b)	667	666
Series 2011-R1 Class 1A, 1.4361% 1/8/20 (NCUA Guaranteed) (b)	1,565	1,566
Series 2011-R4 Class 1A, 1.3661% 3/6/20 (NCUA Guaranteed) (b)	135	135
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	12,000	12,688
		15,055
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $363,796)		364,576

U.S. Government Agency - Mortgage Securities - 4.0%
Fannie Mae - 2.2%
2.451% 4/1/44 (b)	107	110
2.46% 2/1/44 (b)	76	79
2.502% 2/1/44 (b)	61	63
2.567% 5/1/44 (b)	125	128
2.575% 1/1/44 (b)	117	122
2.615% 10/1/35 (b)	9	9
2.629% 5/1/44 (b)	200	206
2.647% 4/1/44 (b)	278	286
2.695% 2/1/42 (b)	399	413
2.73% 7/1/34 (b)	11	11
2.735% 7/1/36 (b)	52	54
2.773% 1/1/42 (b)	299	314
2.79% 2/1/33 (b)	5	6
2.798% 10/1/33 (b)	12	13
2.803% 6/1/36 (b)	11	12
2.815% 7/1/35 (b)	7	7
2.815% 9/1/36 (b)	14	15
2.833% 3/1/35 (b)	7	7
2.84% 2/1/36 (b)	4	5
2.882% 12/1/34 (b)	13	14
2.915% 11/1/33 (b)	8	9
2.922% 10/1/33 (b)	5	5
2.932% 1/1/35 (b)	52	54
3.083% 3/1/35 (b)	6	6
3.135% 3/1/33 (b)	26	28
3.17% 11/1/36 (b)	65	68
3.309% 6/1/47 (b)	26	27
3.315% 3/1/37 (b)	11	11
3.33% 7/1/35 (b)	13	14
3.331% 3/1/40 (b)	310	326
3.336% 2/1/37 (b)	139	146
3.435% 8/1/35 (b)	114	122
3.463% 5/1/36 (b)	9	10
3.633% 4/1/36 (b)	78	82
4% 5/1/29	4,090	4,323
4% 6/1/47 (c)	300	317
4.5% 11/1/25	613	650
5% 1/1/22 to 6/1/39	1,620	1,784
5.5% 10/1/20 to 8/1/25	822	866
6% 1/1/34 to 6/1/36	1,024	1,165
6.5% 7/1/17 to 8/1/36	1,064	1,227
10.25% 10/1/18	0	0
		13,114
Freddie Mac - 0.5%
2.748% 6/1/33 (b)	77	80
2.82% 3/1/35 (b)	19	20
2.85% 7/1/35 (b)	59	62
2.915% 2/1/37 (b)	18	19
2.95% 3/1/37 (b)	7	7
2.962% 11/1/35 (b)	66	69
2.967% 5/1/37 (b)	11	11
2.97% 8/1/37 (b)	32	34
2.986% 7/1/35 (b)	364	378
2.995% 4/1/34 (b)	250	263
3.036% 10/1/41 (b)	373	388
3.04% 2/1/36 (b)	2	3
3.05% 6/1/37 (b)	12	12
3.07% 7/1/35 (b)	75	79
3.091% 9/1/41 (b)	425	449
3.158% 10/1/42 (b)	239	253
3.248% 10/1/36 (b)	105	110
3.287% 10/1/35 (b)	51	53
3.29% 6/1/37 (b)	64	67
3.295% 7/1/36 (b)	27	28
3.32% 4/1/37 (b)	15	16
3.368% 5/1/37 (b)	251	264
3.385% 5/1/37 (b)	75	79
3.541% 3/1/33 (b)	1	1
4.079% 10/1/35 (b)	13	14
6% 1/1/24	219	236
6.5% 12/1/21	57	61
9.5% 5/1/20 to 8/1/21	7	7
10% 11/1/18 to 3/1/21	7	7
10.5% 1/1/21	1	1
11% 9/1/20	1	1
		3,072
Ginnie Mae - 1.3%
4.3% 8/20/61 (d)	597	610
4.649% 2/20/62 (d)	531	549
4.682% 2/20/62 (d)	692	714
4.684% 1/20/62 (d)	4,239	4,371
5.47% 8/20/59 (d)	18	19
6% 6/15/36	835	976
8% 12/15/23	62	70
10.5% 12/15/17 to 10/15/21	29	30
11% 7/20/18 to 1/20/21	5	6
		7,345
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $23,187)		23,531

Asset-Backed Securities - 2.6%
Access Group, Inc. Series 2005-2 Class A3, 1.2301% 11/22/24 (b)	$621	$621
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	6,500	6,527
Goal Capital Funding Trust Series 2005-2 Class A3, 1.3587% 5/28/30 (b)	768	767
Illinois Student Assistance Commission Student Loan Rev. Series 2010-1 Class A2, 2.2062% 4/25/22 (b)	288	289
Navient Student Loan Trust Series 2017-3A:
Class A1, 1.3606% 7/26/66 (b)(e)	2,013	2,013
Class A2, 1.6606% 7/26/66 (b)(e)	2,013	2,021
SLM Student Loan Trust:
Series 2004-3 Class A5, 1.3262% 7/25/23 (b)	1,599	1,598
Series 2007-5 Class A5, 1.2362% 1/25/24 (b)	1,787	1,784
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	93	99
TOTAL ASSET-BACKED SECURITIES
(Cost $15,678)		15,719

Collateralized Mortgage Obligations - 21.5%
U.S. Government Agency - 21.5%
Fannie Mae:
floater:	$	$
Series 1994-42 Class FK, 1.92% 4/25/24 (b)	411	413
Series 2001-38 Class QF, 2.0036% 8/25/31 (b)	83	85
Series 2002-60 Class FV, 2.0236% 4/25/32 (b)	18	18
Series 2002-74 Class FV, 1.4736% 11/25/32 (b)	942	946
Series 2002-75 Class FA, 2.0236% 11/25/32 (b)	36	37
Series 2010-15 Class FJ, 1.9536% 6/25/36 (b)	1,196	1,215
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	1	1
Series 2003-28 Class KG, 5.5% 4/25/23	176	188
Series 2005-19 Class PA, 5.5% 7/25/34	309	323
Series 2005-27 Class NE, 5.5% 5/25/34	100	101
Series 2005-64 Class PX, 5.5% 6/25/35	347	375
Series 2005-68 Class CZ, 5.5% 8/25/35	872	981
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17	1	1
Series 2003-117 Class MD, 5% 12/25/23	177	188
Series 2004-52 Class KZ, 5.5% 7/25/34	2,016	2,256
Series 2004-91 Class Z, 5% 12/25/34	1,175	1,298
Series 2009-59 Class HB, 5% 8/25/39	492	544
Series 2010-97 Class CX, 4.5% 9/25/25	1,693	1,824
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	831	93
Series 2010-39 Class FG, 1.9436% 3/25/36 (b)	740	757
Series 2011-67 Class AI, 4% 7/25/26 (f)	215	21
Series 2016-26 Class CG, 3% 5/25/46	2,819	2,896
Freddie Mac:
floater:
Series 2526 Class FC, 1.3891% 11/15/32 (b)	158	158
Series 2630 Class FL, 1.4891% 6/15/18 (b)	1	1
Series 2711 Class FC, 1.8891% 2/15/33 (b)	360	366
floater planned amortization class Series 2770 Class FH, 1.3891% 3/15/34 (b)	369	371
planned amortization class:
Series 2802 Class OB, 6% 5/15/34	446	491
Series 3415 Class PC, 5% 12/15/37	138	150
Series 3763 Class QA, 4% 4/15/34	124	125
Series 3840 Class VA, 4.5% 9/15/27	659	683
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	479	525
Series 2004-2802 Class ZG, 5.5% 5/15/34	1,587	1,781
Series 2004-2862 Class NE, 5% 9/15/24	3,120	3,313
Series 2145 Class MZ, 6.5% 4/15/29	509	582
Series 2357 Class ZB, 6.5% 9/15/31	288	333
Series 2877 Class ZD, 5% 10/15/34	1,400	1,543
Series 2998 Class LY, 5.5% 7/15/25	158	171
Series 3007 Class EW, 5.5% 7/15/25	658	713
Series 3745 Class KV, 4.5% 12/15/26	1,099	1,187
Series 3806 Class L, 3.5% 2/15/26	1,400	1,486
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	1,175	1,237
Series 4341 Class ML, 3.5% 11/15/31	1,511	1,583
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1.4928% 7/20/37 (b)	216	217
Series 2008-2 Class FD, 1.4728% 1/20/38 (b)	53	53
Series 2009-108 Class CF, 1.5924% 11/16/39 (b)	237	239
Series 2009-116 Class KF, 1.5224% 12/16/39 (b)	167	169
Series 2010-H17 Class FA, 1.3128% 7/20/60 (b)(d)	2,330	2,313
Series 2010-H18 Class AF, 1.13% 9/20/60 (b)(d)	2,851	2,828
Series 2010-H19 Class FG, 1.13% 8/20/60 (b)(d)	3,153	3,133
Series 2010-H27 Series FA, 1.21% 12/20/60 (b)(d)	857	852
Series 2011-H05 Class FA, 1.33% 12/20/60 (b)(d)	1,606	1,606
Series 2011-H07 Class FA, 1.4828% 2/20/61 (b)(d)	3,139	3,139
Series 2011-H12 Class FA, 1.4728% 2/20/61 (b)(d)	3,564	3,564
Series 2011-H13 Class FA, 1.33% 4/20/61 (b)(d)	1,281	1,281
Series 2011-H14:
Class FB, 1.33% 5/20/61 (b)(d)	1,449	1,447
Class FC, 1.33% 5/20/61 (b)(d)	1,339	1,338
Series 2011-H17 Class FA, 1.36% 6/20/61 (b)(d)	1,699	1,700
Series 2011-H21 Class FA, 1.43% 10/20/61 (b)(d)	1,705	1,710
Series 2012-H01 Class FA, 1.53% 11/20/61 (b)(d)	1,460	1,468
Series 2012-H03 Class FA, 1.53% 1/20/62 (b)(d)	932	937
Series 2012-H06 Class FA, 1.46% 1/20/62 (b)(d)	1,372	1,376
Series 2012-H07 Class FA, 1.46% 3/20/62 (b)(d)	862	865
Series 2012-H21 Class DF, 1.48% 5/20/61 (b)(d)	677	678
Series 2015-H13 Class FL, 1.2628% 5/20/63 (b)(d)	2,735	2,734
Series 2015-H19 Class FA, 1.1828% 4/20/63 (b)(d)	2,688	2,685
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	1,810	2,070
Series 2011-136 Class WI, 4.5% 5/20/40 (f)	504	60
Series 2011-68 Class EC, 3.5% 4/20/41	997	1,042
sequential payer:
Series 2013-H06 Class HA, 1.65% 1/20/63 (d)	847	845
Series 2014-H12 Class KA, 2.75% 5/20/64 (d)	991	1,004
Series 2016-H02 Class FM, 1.4828% 9/20/62 (b)(d)	3,330	3,332
Series 2016-H04 Class FE, 1.6328% 11/20/65 (b)(d)	968	971
Series 2010-169 Class Z, 4.5% 12/20/40	985	1,075
Series 2010-H15 Class TP, 5.15% 8/20/60 (d)	3,003	3,132
Series 2010-H17 Class XP, 5.2984% 7/20/60 (b)(d)	3,458	3,583
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(d)	2,675	2,782
Series 2012-64 Class KI, 3.5% 11/20/36 (f)	275	20
Series 2013-124:
Class ES, 7.343% 4/20/39 (b)(g)	1,054	1,113
Class ST, 7.4763% 8/20/39 (b)(g)	2,280	2,460
Series 2013-H04 Class BA, 1.65% 2/20/63 (d)	1,393	1,389
Series 2013-H07 Class JA, 1.75% 3/20/63 (d)	3,712	3,705
Series 2015-H17 Class HA, 2.5% 5/20/65 (d)	3,309	3,343
Series 2015-H21:
Class HA, 2.5% 6/20/63 (d)	9,659	9,747
Class JA, 2.5% 6/20/65 (d)	887	895
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(d)	7,269	7,224
Series 2016-H13 Class FB, 0.9866% 5/20/66 (b)(d)	3,924	3,950
Series 2017-H06 Class FA, 1.17% 8/20/66 (b)(d)	3,653	3,660
Series 2090-118 Class XZ, 5% 12/20/39	2,205	2,536
		127,630
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $127,556)		127,630

Commercial Mortgage Securities - 4.4%
FMPRE Multifamily Agency floater Series 2017-KT01 Class A, 1.3106% 2/25/20 (b)	6,130	6,139
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	780	836
sequential payer:
Series K027 Class A2, 2.637% 1/25/23	1,098	1,123
Series K029 Class A2, 3.32% 2/25/23 (b)	524	554
Series K034 Class A1, 2.669% 2/25/23	2,623	2,673
Series K709 Class A2, 2.086% 3/25/19	2,390	2,407
Series K710 Class A2, 1.883% 5/25/19	2,438	2,452
Series K713 Class A2, 2.313% 3/25/20	804	816
Series K717 Class A2, 2.991% 9/25/21	670	697
Series K032 Class A1, 3.016% 2/25/23	4,431	4,562
Series K064 Class A1, 2.891% 10/25/26	900	925
Series K504 Class A2, 2.566% 9/25/20	367	375
Series K724 Class A1, 2.776% 3/25/23	2,381	2,448
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $25,894)		26,007

Foreign Government and Government Agency Obligations - 5.6%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	4,551	5,431
5.5% 12/4/23	10,710	12,847
5.5% 4/26/24	1,100	1,324
Jordanian Kingdom:
2.503% 10/30/20	8,609	8,844
3% 6/30/25	3,329	3,430
Ukraine Government 1.471% 9/29/21	1,400	1,370
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $31,386)		33,246
	Shares	Value (000s)

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 0.86% (h)
(Cost $6,367)	6,365,796	6,367
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $593,864)		597,076
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(4,442)
NET ASSETS - 100%		$592,634

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
4% 6/1/47
(Proceeds $314)	$(300)	$(317)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
201 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	43,513	$9
57 CBOT 5-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	6,744	11
TOTAL FUTURES CONTRACTS			$20

The face value of futures purchased as a percentage of Net Assets is 8.5%

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $190,000.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,034,000 or 0.7% of net assets.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$26
Total	$26

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$364,576	$--	$364,576	$--
U.S. Government Agency - Mortgage Securities	23,531	--	23,531	--
Asset-Backed Securities	15,719	--	15,719	--
Collateralized Mortgage Obligations	127,630	--	127,630	--
Commercial Mortgage Securities	26,007	--	26,007	--
Foreign Government and Government Agency Obligations	33,246	--	33,246	--
Money Market Funds	6,367	6,367	--	--
Total Investments in Securities:	$597,076	$6,367	$590,709	$--
Derivative Instruments:
Assets
Futures Contracts	$20	$20	$--	$--
Total Assets	$20	$20	$--	$--
Total Derivative Instruments:	$20	$20	$--	$--
Other Financial Instruments:
TBA Sale Commitments	$(317)	$--	$(317)	$--
Total Other Financial Instruments:	$(317)	$--	$(317)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $593,740,000. Net unrealized appreciation aggregated $3,336,000, of which $5,684,000 related to appreciated investment securities and $2,348,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Total Bond Fund

May 31, 2017

TBD-QTLY-0717
1.800361.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.1%
		Principal Amount(a)	Value
CONSUMER DISCRETIONARY - 3.4%
Auto Components - 0.0%
IHO Verwaltungs GmbH 4.125% 9/15/21 pay-in-kind (b)(c)		$1,635,000	$1,669,744
J.B. Poindexter & Co., Inc. 9% 4/1/22 (b)		3,045,000	3,201,056
Metalsa SA de CV 4.9% 4/24/23 (b)		4,955,000	4,905,450
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		3,010,000	3,111,588
Tenneco, Inc. 5% 7/15/26		2,746,000	2,776,893
Tupy Overseas SA 6.625% 7/17/24 (b)		530,000	543,250
			16,207,981
Automobiles - 0.6%
General Motors Co.:
3.5% 10/2/18		9,215,000	9,391,043
5.2% 4/1/45		3,030,000	2,947,211
6.25% 10/2/43		1,543,000	1,687,190
General Motors Financial Co., Inc.:
2.625% 7/10/17		2,955,000	2,958,404
3.15% 1/15/20		27,252,000	27,756,162
3.2% 7/13/20		20,200,000	20,522,412
3.25% 5/15/18		4,810,000	4,872,982
3.5% 7/10/19		10,761,000	11,013,980
4% 1/15/25		18,085,000	18,189,549
4.2% 3/1/21		26,269,000	27,524,474
4.25% 5/15/23		5,420,000	5,605,510
4.375% 9/25/21		47,963,000	50,569,789
4.75% 8/15/17		5,050,000	5,081,613
Volkswagen International Finance NV 1.125% 10/2/23 (Reg. S)	EUR	2,600,000	2,953,772
			191,074,091
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19		1,206,000	1,226,514
4.25% 6/15/23		8,466,000	9,171,319
Laureate Education, Inc. 8.25% 5/1/25 (b)		4,615,000	4,857,288
			15,255,121
Hotels, Restaurants & Leisure - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (b)		5,035,000	5,035,000
Aramark Services, Inc.:
4.75% 6/1/26		7,225,000	7,494,493
5.125% 1/15/24		2,520,000	2,658,600
Carlson Travel, Inc. 9.5% 12/15/24 (b)		2,015,000	2,075,450
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		1,100,000	1,124,024
FelCor Lodging LP 5.625% 3/1/23		135,000	141,075
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26		880,000	952,600
Hilton Escrow Issuer LLC 4.25% 9/1/24 (b)		7,280,000	7,352,800
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (b)		1,380,000	1,483,500
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25 (b)		2,580,000	2,670,300
4.875% 4/1/27 (b)		1,530,000	1,583,550
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (b)		4,515,000	4,696,955
5.25% 6/1/26 (b)		1,790,000	1,878,158
McDonald's Corp.:
2.75% 12/9/20		3,638,000	3,715,599
3.7% 1/30/26		9,591,000	9,991,348
MCE Finance Ltd. 5% 2/15/21 (b)		13,400,000	13,752,420
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26		10,730,000	10,730,000
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		540,000	552,825
Scientific Games Corp.:
6.625% 5/15/21		6,270,000	6,207,300
7% 1/1/22 (b)		2,620,000	2,796,850
Silversea Cruises 7.25% 2/1/25 (b)		1,395,000	1,490,069
Studio City Co. Ltd.:
5.875% 11/30/19 (b)		2,555,000	2,689,138
7.25% 11/30/21 (b)		4,925,000	5,300,531
Times Square Hotel Trust 8.528% 8/1/26 (b)		1,042,559	1,248,261
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		4,730,000	4,860,122
Wynn Macau Ltd. 5.25% 10/15/21 (b)		31,195,000	32,325,819
Yum! Brands, Inc. 5.35% 11/1/43		1,720,000	1,530,800
			136,337,587
Household Durables - 0.2%
CalAtlantic Group, Inc.:
5.25% 6/1/26		5,460,000	5,610,150
5.875% 11/15/24		1,775,000	1,912,563
Lennar Corp. 4.125% 1/15/22		2,950,000	3,023,750
M/I Homes, Inc. 6.75% 1/15/21		4,265,000	4,478,250
PulteGroup, Inc. 5% 1/15/27		2,625,000	2,664,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
4.6584% 7/15/21 (b)(c)		3,930,000	4,008,600
5.125% 7/15/23 (b)		5,170,000	5,376,800
5.75% 10/15/20		2,935,000	3,013,511
SEB SA 1.5% 5/31/24 (Reg. S)	EUR	2,400,000	2,714,120
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		1,495,000	1,595,913
William Lyon Homes, Inc.:
5.75% 4/15/19		4,175,000	4,216,750
7% 8/15/22		8,740,000	9,089,600
			47,704,382
Internet & Direct Marketing Retail - 0.1%
Netflix, Inc. 4.375% 11/15/26 (b)		3,830,000	3,834,979
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)		4,540,000	4,789,201
6.375% 5/15/25		8,115,000	8,723,625
			17,347,805
Media - 1.8%
21st Century Fox America, Inc.:
6.15% 3/1/37		4,759,000	5,816,574
7.75% 12/1/45		3,932,000	5,569,297
Altice SA 7.75% 5/15/22 (b)		38,580,000	40,991,250
Altice U.S. Finance SA:
5.375% 7/15/23 (b)		2,560,000	2,672,000
5.5% 5/15/26 (b)		5,035,000	5,274,163
AMC Networks, Inc. 4.75% 12/15/22		1,675,000	1,718,969
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)		775,000	654,875
Cablevision SA 6.5% 6/15/21 (b)		695,000	738,090
Cablevision Systems Corp. 7.75% 4/15/18		2,110,000	2,199,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,130,000	1,178,138
5.125% 5/1/23 (b)		11,215,000	11,796,834
5.125% 5/1/27 (b)		9,395,000	9,624,003
5.5% 5/1/26 (b)		9,005,000	9,518,465
5.75% 2/15/26 (b)		3,370,000	3,601,688
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22		20,419,000	21,905,177
4.908% 7/23/25		20,419,000	22,099,341
5.375% 5/1/47 (b)		7,041,000	7,337,461
Cinemark U.S.A., Inc. 4.875% 6/1/23		500,000	508,745
Columbus International, Inc. 7.375% 3/30/21 (b)		21,064,000	22,443,692
Comcast Corp. 6.45% 3/15/37		2,196,000	2,886,550
CSC Holdings LLC 6.75% 11/15/21		8,225,000	9,098,906
CSC Holdings, Inc. 5.5% 4/15/27 (b)		5,340,000	5,592,689
DISH DBS Corp. 5.125% 5/1/20		3,590,000	3,787,450
E.W. Scripps Co. 5.125% 5/15/25 (b)		520,000	532,350
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		1,820,000	1,831,375
4.875% 4/11/22 (b)		565,000	584,069
Grupo Televisa SA de CV 6.625% 3/18/25		440,000	521,829
MDC Partners, Inc. 6.5% 5/1/24 (b)		5,960,000	6,004,700
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		9,210,000	9,256,050
Myriad International Holding BV 5.5% 7/21/25 (b)		1,490,000	1,601,005
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	12,717,667
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		4,708,372	4,072,742
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	2,650,000	3,191,362
Time Warner Cable, Inc.:
4% 9/1/21		20,277,000	21,303,625
4.5% 9/15/42		54,497,000	52,090,467
5.5% 9/1/41		12,973,000	13,838,403
5.875% 11/15/40		16,544,000	18,486,084
6.55% 5/1/37		38,302,000	45,918,391
6.75% 7/1/18		13,763,000	14,465,931
7.3% 7/1/38		38,728,000	49,315,073
8.25% 4/1/19		24,391,000	27,027,277
Time Warner, Inc.:
3.6% 7/15/25		6,406,000	6,402,400
6.2% 3/15/40		11,792,000	13,628,557
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		2,700,000	2,694,600
7.625% 9/18/20 (Reg S.)		2,025,000	2,001,713
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (b)		2,920,000	3,025,850
Virgin Media Secured Finance PLC:
5.5% 1/15/25 (b)		2,500,000	2,575,000
5.5% 8/15/26 (b)		7,295,000	7,513,850
VTR Finance BV 6.875% 1/15/24 (b)		2,680,000	2,850,850
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19		6,316,000	6,544,639
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)		3,100,000	3,169,750
6% 1/15/27 (b)		5,605,000	5,654,044
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		4,540,000	4,610,506
			540,443,516
Multiline Retail - 0.1%
JC Penney Corp., Inc.:
5.65% 6/1/20		11,045,000	10,962,163
5.875% 7/1/23 (b)		980,000	975,100
7.4% 4/1/37		12,160,000	9,363,200
			21,300,463
Specialty Retail - 0.1%
Jaguar Land Rover PLC 2.75% 1/24/21 (Reg. S)	GBP	1,450,000	1,898,612
L Brands, Inc.:
6.75% 7/1/36		5,950,000	5,728,065
6.875% 11/1/35		2,175,000	2,115,188
PetSmart, Inc.:
5.875% 6/1/25 (b)		3,670,000	3,683,763
8.875% 6/1/25 (b)		2,725,000	2,684,125
Sally Holdings LLC 5.625% 12/1/25		4,435,000	4,545,875
			20,655,628
Textiles, Apparel & Luxury Goods - 0.0%
LVMH Moet Hennessy - Louis Vuitton SA 0.75% 5/26/24 (Reg. S)	EUR	2,700,000	3,058,544

TOTAL CONSUMER DISCRETIONARY			1,009,385,118

CONSUMER STAPLES - 1.9%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21		38,614,000	39,233,060
3.3% 2/1/23		41,589,000	42,897,224
4.7% 2/1/36		42,171,000	45,927,804
4.9% 2/1/46		45,032,000	49,922,971
Anheuser-Busch InBev SA NV 1.75% 3/7/25 (Reg. S)	GBP	3,600,000	4,655,912
Anheuser-Busch InBev Worldwide, Inc. 3.75% 1/15/22		10,217,000	10,832,258
Central American Bottling Corp. 5.75% 1/31/27 (b)		450,000	477,000
Constellation Brands, Inc.:
3.875% 11/15/19		2,360,000	2,462,167
4.25% 5/1/23		5,205,000	5,601,642
6% 5/1/22		21,795,000	24,977,114
Cott Holdings, Inc. 5.5% 4/1/25 (b)		4,685,000	4,795,753
			231,782,905
Food & Staples Retailing - 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)		4,430,000	4,407,850
6.625% 6/15/24 (b)		2,215,000	2,292,525
Albertsons, Inc.:
6.625% 6/1/28		705,000	641,550
7.45% 8/1/29		645,000	620,813
7.75% 6/15/26		765,000	759,263
8% 5/1/31		4,040,000	3,969,300
8.7% 5/1/30		560,000	560,000
CVS Health Corp.:
2.8% 7/20/20		15,202,000	15,504,976
3.5% 7/20/22		8,944,000	9,316,527
4% 12/5/23		8,525,000	9,017,012
ESAL GmbH 6.25% 2/5/23 (b)		8,725,000	7,967,016
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (b)		895,000	912,900
Minerva Luxembourg SA:
6.5% 9/20/26 (b)		1,500,000	1,486,875
7.75% 1/31/23 (Reg. S)		1,944,000	2,033,910
Tesco PLC:
5% 3/24/23	GBP	1,100,000	1,576,820
6.15% 11/15/37 (b)		14,035,000	14,466,871
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		5,155,000	4,330,200
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17		3,756,000	3,760,560
2.7% 11/18/19		8,473,000	8,598,426
3.3% 11/18/21		10,050,000	10,399,016
			102,622,410
Food Products - 0.1%
B&G Foods, Inc. 5.25% 4/1/25		2,820,000	2,918,700
CF Industries Holdings, Inc.:
3.4% 12/1/21 (b)		1,915,000	1,933,461
3.45% 6/1/23		3,115,000	2,916,419
4.5% 12/1/26 (b)		1,380,000	1,424,241
5.15% 3/15/34		280,000	259,000
Gruma S.A.B. de CV:
4.875% 12/1/24 (b)		625,000	664,844
4.875% 12/1/24 (Reg. S)		800,000	851,000
JBS Investments GmbH:
7.25% 4/3/24 (b)		3,880,000	3,598,700
7.75% 10/28/20 (b)		1,315,000	1,280,153
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (b)		800,000	780,000
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		2,145,000	2,198,625
4.875% 11/1/26 (b)		1,555,000	1,593,875
MHP SA 8.25% 4/2/20 (b)		1,605,000	1,684,756
Post Holdings, Inc.:
5% 8/15/26 (b)		1,675,000	1,685,469
5.75% 3/1/27 (b)		910,000	952,361
			24,741,604
Household Products - 0.0%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)		1,105,000	1,167,156
Tobacco - 0.7%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,745,419
4% 1/31/24		6,408,000	6,855,855
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (b)		19,975,000	19,981,592
2.05% 7/20/18 (b)		8,743,000	8,746,156
2.95% 7/21/20 (b)		20,000,000	20,419,940
3.75% 7/21/22 (b)		23,400,000	24,410,061
4.25% 7/21/25 (b)		18,467,000	19,558,418
Reynolds American, Inc.:
2.3% 6/12/18		7,358,000	7,395,599
3.25% 6/12/20		3,274,000	3,388,980
4% 6/12/22		11,386,000	12,123,289
4.45% 6/12/25		14,753,000	15,886,237
5.7% 8/15/35		4,237,000	4,959,616
5.85% 8/15/45		35,690,000	43,165,271
6.15% 9/15/43		4,511,000	5,609,713
7.25% 6/15/37		5,056,000	6,891,131
Vector Group Ltd. 6.125% 2/1/25 (b)		5,495,000	5,714,800
			214,852,077

TOTAL CONSUMER STAPLES			575,166,152

ENERGY - 6.5%
Energy Equipment & Services - 0.4%
Borets Finance DAC 6.5% 4/7/22 (b)		1,345,000	1,405,525
Calfrac Holdings LP 7.5% 12/1/20 (b)		3,560,000	3,168,400
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21		18,884,000	20,470,048
6.5% 4/1/20		738,000	815,995
Ensco PLC:
4.5% 10/1/24		2,990,000	2,459,275
5.2% 3/15/25		15,575,000	13,194,984
5.75% 10/1/44		7,801,000	5,542,454
8% 1/31/24		3,943,000	3,883,855
Exterran Energy Solutions LP 8.125% 5/1/25 (b)		1,920,000	1,992,000
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		3,210,000	3,218,025
6% 10/1/22		995,000	995,000
Forum Energy Technologies, Inc. 6.25% 10/1/21		3,780,000	3,761,100
FTS International, Inc.:
6.25% 5/1/22		1,780,000	1,566,400
8.6312% 6/15/20 (b)(c)		1,625,000	1,653,438
Halliburton Co.:
3.8% 11/15/25		9,790,000	10,105,669
4.85% 11/15/35		8,550,000	9,144,747
Nabors Industries, Inc. 5.5% 1/15/23 (b)		2,412,000	2,387,880
Noble Holding International Ltd.:
4.625% 3/1/21		3,493,000	3,143,700
5.25% 3/15/42		1,890,000	1,219,050
5.75% 3/16/18		1,187,000	1,192,935
7.7% 4/1/25 (c)		10,335,000	8,991,450
7.75% 1/15/24		5,390,000	4,755,004
8.7% 4/1/45 (c)		7,307,000	6,137,880
NuStar Logistics LP 5.625% 4/28/27		1,000,000	1,045,000
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		2,555,000	2,823,786
Summit Midstream Holdings LLC 5.75% 4/15/25		1,650,000	1,691,250
Transocean, Inc. 4.5% 10/15/17 (c)		1,000,000	1,011,875
Weatherford International Ltd. 4.5% 4/15/22		1,685,000	1,562,838
			119,339,563
Oil, Gas & Consumable Fuels - 6.1%
Afren PLC:
6.625% 12/9/20 (b)(d)		770,910	154
10.25% 4/8/19 (Reg. S) (d)		2,024,860	405
Anadarko Finance Co. 7.5% 5/1/31		29,585,000	38,257,517
Anadarko Petroleum Corp.:
4.85% 3/15/21		6,730,000	7,227,004
5.55% 3/15/26		13,807,000	15,500,470
6.45% 9/15/36		4,370,000	5,195,082
6.6% 3/15/46		22,460,000	27,820,146
Antero Resources Corp.:
5% 3/1/25 (b)		4,530,000	4,439,400
5.125% 12/1/22		8,335,000	8,428,769
5.625% 6/1/23 (Reg. S)		4,310,000	4,417,750
Antero Resources Finance Corp. 5.375% 11/1/21		3,675,000	3,780,656
California Resources Corp. 8% 12/15/22 (b)		3,365,000	2,519,544
Canadian Natural Resources Ltd.:
1.75% 1/15/18		6,049,000	6,046,834
3.9% 2/1/25		24,997,000	25,449,846
5.85% 2/1/35		10,897,000	12,080,458
Cenovus Energy, Inc. 5.7% 10/15/19		16,926,000	18,147,803
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (b)		3,595,000	3,644,431
5.875% 3/31/25		5,800,000	6,227,750
7% 6/30/24		4,155,000	4,653,600
Chesapeake Energy Corp.:
4.875% 4/15/22		3,735,000	3,473,550
5.75% 3/15/23		3,405,000	3,192,188
6.125% 2/15/21		3,895,000	3,943,688
8% 12/15/22 (b)		7,205,000	7,790,406
8% 1/15/25 (b)		4,665,000	4,641,675
8% 6/15/27 (b)(e)		3,700,000	3,626,000
Citgo Holding, Inc. 10.75% 2/15/20 (b)		1,060,000	1,144,800
Columbia Pipeline Group, Inc.:
2.45% 6/1/18		3,149,000	3,163,485
3.3% 6/1/20		15,490,000	15,848,717
4.5% 6/1/25		4,707,000	5,050,653
Concho Resources, Inc. 4.375% 1/15/25		7,200,000	7,344,000
ConocoPhillips Co. 5.75% 2/1/19		2,930,000	3,116,011
Consolidated Energy Finance SA:
4.97% 6/15/22 (b)(c)(e)		5,105,000	5,100,487
6.875% 6/15/25 (b)(e)		2,810,000	2,848,638
Continental Resources, Inc.:
3.8% 6/1/24		1,335,000	1,247,424
4.5% 4/15/23		8,290,000	8,103,475
4.9% 6/1/44		1,255,000	1,073,803
Covey Park Energy LLC 7.5% 5/15/25 (b)		1,570,000	1,609,250
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		6,110,000	6,201,650
DCP Midstream LLC:
4.75% 9/30/21 (b)		11,333,000	11,502,995
5.85% 5/21/43 (b)(c)		6,758,000	6,318,730
DCP Midstream Operating LP 3.875% 3/15/23		5,532,000	5,404,764
Duke Energy Field Services 6.45% 11/3/36 (b)		13,741,000	14,634,165
EDC Finance Ltd. 4.875% 4/17/20 (b)		1,395,000	1,429,959
El Paso Corp. 6.5% 9/15/20		16,140,000	18,055,140
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)		9,045,000	9,430,344
Enable Midstream Partners LP:
2.4% 5/15/19 (c)		4,028,000	4,011,445
3.9% 5/15/24 (c)		4,249,000	4,220,833
Enbridge Energy Partners LP:
4.2% 9/15/21		13,331,000	14,060,646
4.375% 10/15/20		11,319,000	11,967,126
Enbridge, Inc.:
4.25% 12/1/26		7,730,000	8,148,324
5.5% 12/1/46		8,922,000	9,970,255
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)		8,190,000	8,476,650
Enterprise Products Operating LP:
2.55% 10/15/19		2,971,000	3,008,102
3.75% 2/15/25		9,982,000	10,306,485
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		1,625,000	1,706,575
Gibson Energy, Inc. 6.75% 7/15/21 (b)		639,000	662,963
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		5,165,000	5,216,650
7% 6/15/23		9,970,000	9,970,000
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		3,855,000	3,676,706
5.75% 10/1/25 (b)		2,135,000	2,092,300
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		1,405,000	1,380,678
KazMunaiGaz Finance Sub BV 4.75% 4/19/27 (b)		1,185,000	1,197,206
Kinder Morgan Energy Partners LP:
3.5% 3/1/21		11,339,000	11,658,987
5.5% 3/1/44		42,953,000	44,962,041
6.55% 9/15/40		1,889,000	2,199,217
Kinder Morgan, Inc.:
5% 2/15/21 (b)		10,606,000	11,416,882
5.05% 2/15/46		4,854,000	4,888,905
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		1,045,000	1,060,675
7.875% 8/1/21 (b)		1,300,000	1,319,500
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,103,994
Nakilat, Inc. 6.067% 12/31/33 (b)		1,975,000	2,310,750
Newfield Exploration Co. 5.375% 1/1/26		1,260,000	1,316,700
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25 (b)		2,685,000	2,530,613
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		2,980,000	2,984,321
Pacific Exploration and Production Corp.:
10% 11/2/21 pay-in-kind (b)(c)		840,000	946,050
10% 11/2/21 pay-in-kind (c)		1,204,000	1,356,005
Pan American Energy LLC 7.875% 5/7/21 (b)		2,858,000	3,137,798
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)		1,420,000	1,430,650
5.375% 1/15/25 (b)		3,335,000	3,376,688
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23		1,800,000	1,804,500
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		6,170,000	6,308,825
Pemex Project Funding Master Trust 6.625% 6/15/35		5,785,000	6,086,399
Petro-Canada 6.05% 5/15/18		3,850,000	4,003,962
Petrobras Energia SA 7.375% 7/21/23 (b)		560,000	593,712
Petrobras Global Finance BV:
4.375% 5/20/23		20,546,000	19,592,666
4.75% 1/14/25	EUR	450,000	525,728
5.625% 5/20/43		18,504,000	15,450,840
6.125% 1/17/22		10,030,000	10,436,215
6.25% 3/17/24		21,380,000	22,085,540
7.25% 3/17/44		45,050,000	44,644,550
7.375% 1/17/27		41,900,000	44,908,420
8.375% 5/23/21		60,075,000	67,434,188
8.75% 5/23/26		53,660,000	62,446,825
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		44,755,000	45,629,960
5.75% 1/20/20		2,715,000	2,820,206
5.875% 3/7/22	EUR	200,000	250,264
6.875% 1/20/40		2,335,000	2,228,758
Petroleos de Venezuela SA:
5.375% 4/12/27		975,000	373,133
5.5% 4/12/37		1,520,000	585,200
6% 5/16/24 (b)		1,845,000	726,469
6% 11/15/26 (b)		2,385,000	915,840
8.5% 10/27/20 (b)		840,000	653,436
9.75% 5/17/35 (b)		6,375,000	3,158,813
12.75% 2/17/22 (b)		270,000	162,945
Petroleos Mexicanos:
3.125% 1/23/19		1,776,000	1,794,648
3.5% 7/18/18		14,963,000	15,130,496
3.5% 7/23/20		13,960,000	14,205,696
3.5% 1/30/23		11,169,000	10,831,138
3.75% 2/21/24 (Reg. S)	EUR	4,200,000	4,880,390
4.5% 1/23/26		46,043,000	45,191,205
4.625% 9/21/23		80,440,000	82,000,536
4.875% 1/24/22		14,117,000	14,714,149
4.875% 1/18/24		13,872,000	14,149,440
5.125% 3/15/23 (Reg. S)	EUR	1,900,000	2,411,832
5.5% 1/21/21		12,189,000	12,964,830
5.5% 6/27/44		10,807,000	9,681,991
5.625% 1/23/46		35,710,000	32,210,420
6% 3/5/20		6,145,000	6,641,946
6.375% 2/4/21		785,000	859,104
6.375% 1/23/45		29,907,000	29,670,735
6.5% 3/13/27 (b)		57,927,000	63,212,839
6.5% 6/2/41		27,932,000	28,135,904
6.625% (b)(f)		3,470,000	3,496,650
6.75% 9/21/47		25,431,000	26,103,650
6.875% 8/4/26		41,910,000	47,064,930
8% 5/3/19		8,600,000	9,486,660
Phillips 66 Co. 4.3% 4/1/22		12,618,000	13,652,941
Phillips 66 Partners LP 2.646% 2/15/20		1,316,000	1,326,924
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22		5,217,000	5,346,194
PT Pertamina Persero 6.5% 5/27/41 (b)		1,500,000	1,735,604
Range Resources Corp.:
4.875% 5/15/25		2,960,000	2,815,700
5% 3/15/23 (b)		2,950,000	2,876,250
Rice Energy, Inc.:
6.25% 5/1/22		12,725,000	13,170,375
7.25% 5/1/23		8,289,000	8,858,869
Sabine Pass Liquefaction LLC 5.75% 5/15/24		1,440,000	1,612,948
Sinopec Group Overseas Development (2015) Ltd. 1% 4/28/22 (Reg. S)	EUR	2,675,000	3,042,301
Southwestern Energy Co.:
5.8% 1/23/20 (c)		38,142,000	38,714,130
6.7% 1/23/25 (c)		35,947,000	35,497,663
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	332,359
Spectra Energy Partners LP 2.95% 9/25/18		1,960,000	1,986,954
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20		1,445,000	1,491,963
6.375% 4/1/23		6,650,000	7,082,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25 (b)		1,210,000	1,252,350
5.25% 5/1/23		685,000	706,406
6.75% 3/15/24		4,420,000	4,795,700
Teekay Corp. 8.5% 1/15/20		585,000	567,450
Teine Energy Ltd. 6.875% 9/30/22 (b)		6,310,000	6,404,650
The Williams Companies, Inc.:
3.7% 1/15/23		3,730,000	3,674,050
4.55% 6/24/24		38,986,000	40,058,115
5.75% 6/24/44		19,187,000	20,014,343
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		3,668,817	3,953,150
Western Gas Partners LP:
4.65% 7/1/26		4,876,000	5,136,081
5.375% 6/1/21		24,990,000	27,070,892
Whiting Petroleum Corp.:
5% 3/15/19		2,595,000	2,588,513
5.75% 3/15/21		1,350,000	1,324,350
Williams Partners LP:
3.6% 3/15/22		10,817,000	11,133,516
3.9% 1/15/25		26,667,000	27,304,955
4% 11/15/21		6,716,000	7,040,873
4% 9/15/25		3,000,000	3,087,543
4.125% 11/15/20		2,399,000	2,526,848
4.3% 3/4/24		40,932,000	43,071,270
4.5% 11/15/23		7,325,000	7,811,885
WPX Energy, Inc.:
5.25% 9/15/24		3,240,000	3,142,800
6% 1/15/22		2,480,000	2,504,800
7.5% 8/1/20		6,710,000	7,079,050
YPF SA:
8.5% 3/23/21 (b)		5,420,000	6,095,874
8.75% 4/4/24 (b)		5,290,000	6,055,992
8.875% 12/19/18 (Reg. S)		2,150,000	2,325,440
Zhaikmunai International BV 7.125% 11/13/19 (b)		3,890,000	3,919,066
			1,786,062,306

TOTAL ENERGY			1,905,401,869

FINANCIALS - 11.0%
Banks - 4.9%
ABN AMRO Bank NV 4.4% 3/27/28 (Reg. S) (c)		5,400,000	5,563,998
Akbank T.A.S. 6.5% 3/9/18 (Reg. S)		3,100,000	3,183,353
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		695,000	730,515
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	1,600,000	1,921,011
Banco de Bogota SA 6.25% 5/12/26 (b)		690,000	733,125
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		1,445,000	1,507,670
Banco Espirito Santo SA 4% 1/21/19 (Reg. S) (d)	EUR	1,300,000	408,899
Banco Hipotecario SA 9.75% 11/30/20 (b)		5,205,000	5,987,780
Banco Macro SA 6.75% 11/4/26 (b)(c)		830,000	856,062
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (b)		1,393,000	1,405,467
5.75% 9/26/23 (b)		10,130,000	10,750,463
6.369% 6/16/18 (b)		1,125,000	1,163,396
Bank of America Corp.:
1.776% 5/4/27 (Reg. S) (c)	EUR	4,350,000	4,928,206
2% 1/11/18		50,000,000	50,123,300
2.25% 4/21/20		66,694,000	66,710,007
2.6% 1/15/19		8,068,000	8,147,607
3.3% 1/11/23		901,000	918,213
3.5% 4/19/26		20,559,000	20,609,555
3.875% 8/1/25		22,129,000	22,901,191
3.95% 4/21/25		17,156,000	17,443,449
4.1% 7/24/23		11,481,000	12,153,511
4.2% 8/26/24		40,532,000	42,154,212
4.25% 10/22/26		14,724,000	15,219,345
5.65% 5/1/18		8,780,000	9,084,929
5.75% 12/1/17		21,955,000	22,406,505
5.875% 1/5/21		6,530,000	7,287,199
Bank of Ireland 4.25% 6/11/24 (Reg. S) (c)	EUR	1,550,000	1,839,605
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		905,000	873,325
Barclays PLC:
2.75% 11/8/19		12,249,000	12,358,567
3.125% 1/17/24 (Reg. S)	GBP	1,370,000	1,844,267
3.25% 1/12/21		21,116,000	21,559,394
4.375% 1/12/26		25,086,000	26,164,899
BBVA Bancomer SA:
7.25% 4/22/20 (b)		975,000	1,070,063
7.25% 4/22/20 (Reg. S)		3,300,000	3,621,750
Biz Finance PLC 9.75% 1/22/25 (b)		300,000	306,000
CBOM Finance PLC 7.5% 10/5/27 (b)(c)		1,320,000	1,340,880
Citigroup, Inc.:
1.8% 2/5/18		33,287,000	33,306,207
1.85% 11/24/17		33,365,000	33,434,533
2.4% 2/18/20		60,588,000	60,845,863
2.65% 10/26/20		20,000,000	20,193,080
4.05% 7/30/22		5,303,000	5,564,544
4.4% 6/10/25		40,790,000	42,529,571
4.45% 9/29/27		10,000,000	10,426,810
5.125% 12/12/18	GBP	1,875,000	2,560,398
5.5% 9/13/25		4,478,000	5,001,004
Citizens Bank NA 2.55% 5/13/21		6,564,000	6,588,556
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)		15,987,000	16,697,111
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (c)	EUR	2,700,000	3,149,214
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20		19,455,000	19,614,842
3.75% 3/26/25		19,450,000	19,660,994
3.8% 9/15/22		30,700,000	31,813,274
3.8% 6/9/23		36,648,000	37,650,506
Discover Bank:
4.2% 8/8/23		17,852,000	18,815,883
7% 4/15/20		2,030,000	2,263,046
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		1,640,000	1,710,982
Fifth Third Bancorp:
4.5% 6/1/18		798,000	818,906
8.25% 3/1/38		4,667,000	6,837,482
GTB Finance BV 6% 11/8/18 (b)		1,355,000	1,386,951
HBOS PLC 6.75% 5/21/18 (b)		6,067,000	6,325,151
HSBC Holdings PLC 4.25% 3/14/24		6,192,000	6,433,878
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	11,127,603
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,277,681
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)		28,396,000	28,833,412
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		1,650,000	1,672,275
5.5% 8/6/22 (b)		1,155,000	1,201,778
6.2% 12/21/21 (Reg. S)		980,000	1,051,050
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,584,139
2% 8/15/17		11,000,000	11,013,123
2.2% 10/22/19		7,268,000	7,303,729
2.25% 1/23/20		40,000,000	40,172,800
2.35% 1/28/19		6,857,000	6,921,764
2.95% 10/1/26		18,480,000	17,868,552
3.25% 9/23/22		18,423,000	18,916,700
3.875% 9/10/24		35,791,000	36,975,217
4.125% 12/15/26		32,416,000	33,747,973
4.25% 10/15/20		6,995,000	7,444,562
4.35% 8/15/21		20,267,000	21,783,924
4.5% 1/24/22		22,046,000	23,861,929
4.625% 5/10/21		6,879,000	7,462,319
4.95% 3/25/20		22,079,000	23,773,011
JSC BGEO Group 6% 7/26/23 (b)		1,960,000	1,980,462
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (b)		675,000	743,276
Kazkommertsbank Jsc Mtn Bank Ent 8.5% 5/11/18 (b)		1,615,000	1,614,031
Rabobank Nederland 4.375% 8/4/25		25,937,000	27,234,862
Regions Bank 6.45% 6/26/37		24,618,000	29,299,113
Regions Financial Corp. 3.2% 2/8/21		11,916,000	12,207,072
Royal Bank of Scotland Group PLC:
2% 3/8/23 (Reg. S) (c)	EUR	2,850,000	3,291,905
3.625% 3/25/24 (Reg. S) (c)	EUR	4,630,000	5,367,494
4.8% 4/5/26		50,452,000	53,633,200
5.125% 5/28/24		64,006,000	66,984,455
6% 12/19/23		25,897,000	28,459,094
6.1% 6/10/23		31,961,000	35,035,520
6.125% 12/15/22		42,557,000	46,608,767
SB Capital SA 5.5% 2/26/24 (b)(c)		1,360,000	1,398,708
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		1,330,000	1,439,411
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(c)		570,000	572,223
Turkiye Halk Bankasi A/S:
3.875% 2/5/20 (b)		2,000,000	1,948,368
4.75% 6/4/19 (b)		980,000	982,497
Turkiye Is Bankasi A/S:
5.5% 4/21/19 (b)		415,000	427,625
5.5% 4/21/22 (b)		1,425,000	1,439,250
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (c)		1,875,000	1,916,048
UniCredit Luxembourg 6% 10/31/17 (Reg. S)		2,300,000	2,337,975
UniCredit SpA 6.375% 5/2/23 (Reg. S) (c)		1,350,000	1,393,605
Wachovia Corp. 5.75% 6/15/17		2,933,000	2,936,643
Zenith Bank PLC:
6.25% 4/22/19 (b)		4,895,000	4,989,963
7.375% 5/30/22 (b)		2,865,000	2,889,353
			1,453,030,965
Capital Markets - 3.3%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		21,008,000	20,920,418
4.25% 2/15/24		14,661,000	15,392,950
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)		6,225,000	5,804,813
Credit Suisse AG 6% 2/15/18		18,058,000	18,576,228
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (c)	EUR	1,250,000	1,588,487
Deutsche Bank AG 4.5% 4/1/25		80,571,000	80,538,369
Deutsche Bank AG London Branch:
1.875% 2/13/18		37,777,000	37,773,487
2.85% 5/10/19		47,570,000	48,056,546
Goldman Sachs Group, Inc.:
1.25% 5/1/25 (Reg. S)	EUR	2,100,000	2,332,076
1.748% 9/15/17		42,024,000	42,057,283
2.55% 10/23/19		33,080,000	33,418,541
2.625% 1/31/19		50,400,000	50,944,068
2.9% 7/19/18		17,494,000	17,705,695
3.7% 6/5/28 (c)		164,930,000	165,207,412
3.75% 5/22/25		20,000,000	20,485,720
4.75% 10/12/21	EUR	4,600,000	6,084,098
5.25% 7/27/21		17,105,000	18,875,196
5.95% 1/18/18		4,975,000	5,104,469
IntercontinentalExchange, Inc. 2.75% 12/1/20		6,489,000	6,614,545
Lazard Group LLC 4.25% 11/14/20		10,151,000	10,731,069
Merrill Lynch & Co., Inc. 5.5% 11/22/21	GBP	1,100,000	1,652,953
Morgan Stanley:
1% 12/2/22	EUR	2,350,000	2,669,341
1.875% 1/5/18		16,953,000	16,981,922
2.125% 4/25/18		12,586,000	12,633,437
2.375% 3/31/21 (Reg. S)	EUR	3,000,000	3,624,745
2.8% 6/16/20		30,000,000	30,510,450
3.125% 7/27/26		48,332,000	47,011,376
3.7% 10/23/24		24,714,000	25,489,550
4.875% 11/1/22		26,240,000	28,602,597
5% 11/24/25		3,189,000	3,485,861
5.5% 1/26/20		88,000,000	95,445,856
5.625% 9/23/19		12,714,000	13,696,258
5.75% 1/25/21		19,879,000	22,130,575
6.625% 4/1/18		16,118,000	16,753,146
MSCI, Inc.:
4.75% 8/1/26 (b)		4,145,000	4,258,988
5.25% 11/15/24 (b)		4,420,000	4,667,078
Thomson Reuters Corp. 3.85% 9/29/24		11,394,000	11,895,894
UBS AG Stamford Branch 1.375% 6/1/17		12,643,000	12,643,000
UBS Group Funding Ltd. 4.125% 9/24/25 (b)		18,881,000	19,754,114
			982,118,611
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22		7,628,000	7,847,862
Capital One Financial Corp. 2.45% 4/24/19		10,550,000	10,612,931
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		1,465,000	1,519,938
Discover Financial Services:
3.85% 11/21/22		34,849,000	35,843,521
3.95% 11/6/24		14,738,000	14,978,848
5.2% 4/27/22		12,545,000	13,629,013
6.45% 6/12/17		10,366,000	10,376,086
Ford Motor Credit Co. LLC:
1.724% 12/6/17		18,742,000	18,753,639
2.24% 6/15/18		19,162,000	19,218,911
2.597% 11/4/19		52,209,000	52,528,415
2.875% 10/1/18		13,000,000	13,141,557
Hyundai Capital America:
2.125% 10/2/17 (b)		18,524,000	18,544,617
2.875% 8/9/18 (b)		5,276,000	5,324,982
Navient Corp. 5.875% 10/25/24		2,785,000	2,708,413
SLM Corp.:
5.5% 1/15/19		725,000	752,188
5.5% 1/25/23		2,640,000	2,606,182
Synchrony Financial:
1.875% 8/15/17		3,341,000	3,341,167
3% 8/15/19		4,907,000	4,976,890
3.75% 8/15/21		7,409,000	7,648,288
4.25% 8/15/24		7,458,000	7,638,722
			251,992,170
Diversified Financial Services - 0.6%
1MDB Global Investments Ltd. 4.4% 3/9/23		1,000,000	927,736
Brixmor Operating Partnership LP:
3.25% 9/15/23		25,518,000	25,241,717
3.85% 2/1/25		14,325,000	14,302,137
3.875% 8/15/22		21,027,000	21,704,679
4.125% 6/15/26		8,647,000	8,753,479
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)		1,875,000	1,971,938
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		1,350,000	1,147,365
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		12,570,000	12,720,840
5.875% 2/1/22		25,766,000	26,377,943
6% 8/1/20		2,810,000	2,883,763
6.25% 2/1/22		1,105,000	1,150,581
6.75% 2/1/24		2,000,000	2,090,000
ILFC E-Capital Trust I 4.66% 12/21/65 (b)(c)		11,760,000	11,289,600
ILFC E-Capital Trust II 4.91% 12/21/65 (b)(c)		6,710,000	6,475,150
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)		3,550,000	3,784,087
Pontis IV Ltd. 5.125% 3/31/27 (b)		1,120,000	1,111,600
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		1,395,000	1,428,529
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (b)		2,080,000	2,126,800
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		6,270,000	7,179,150
Springleaf Financial Corp. 7.75% 10/1/21		2,495,000	2,716,431
Tempo Acquisition LLC / Tempo 6.75% 6/1/25 (b)		1,815,000	1,855,838
TMK Capital SA 6.75% 4/3/20 (Reg. S)		560,000	595,022
			157,834,385
Insurance - 1.3%
AIA Group Ltd. 2.25% 3/11/19 (b)		2,566,000	2,569,769
American International Group, Inc.:
2.3% 7/16/19		6,461,000	6,502,925
3.3% 3/1/21		9,614,000	9,900,516
3.875% 1/15/35		19,041,000	18,284,996
4.875% 6/1/22		18,193,000	20,010,062
Aon Corp. 5% 9/30/20		3,854,000	4,164,139
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (c)		1,750,000	1,866,536
Assicurazioni Generali SpA 5.5% 10/27/47 (Reg. S) (c)	EUR	2,715,000	3,312,613
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (c)		2,000,000	2,109,202
Great-West Life & Annuity Insurance Co. 3.7176% 5/16/46 (b)(c)		1,859,000	1,840,410
Hartford Financial Services Group, Inc. 5.125% 4/15/22		14,787,000	16,497,102
Liberty Mutual Group, Inc. 5% 6/1/21 (b)		12,644,000	13,795,767
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,712,559
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (b)		30,523,000	30,974,679
MetLife, Inc.:
1.903% 12/15/17 (c)		2,987,000	2,993,628
3.048% 12/15/22 (c)		12,433,000	12,728,669
4.75% 2/8/21		4,032,000	4,397,565
Metropolitan Life Global Funding I 3% 1/10/23 (b)		7,896,000	8,036,715
Pacific Life Insurance Co. 9.25% 6/15/39 (b)		7,041,000	11,391,592
Pacific LifeCorp:
5.125% 1/30/43 (b)		33,774,000	37,639,671
6% 2/10/20 (b)		15,416,000	16,788,039
Pricoa Global Funding I 5.375% 5/15/45 (c)		17,492,000	18,765,418
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,633,925
6.2% 11/15/40		4,318,000	5,573,605
7.375% 6/15/19		3,230,000	3,581,111
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		18,083,000	20,251,333
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)		4,172,000	4,240,141
4.125% 11/1/24 (b)		6,048,000	6,281,054
Unum Group:
3.875% 11/5/25		21,587,000	22,049,480
4% 3/15/24		20,000,000	20,783,900
5.625% 9/15/20		8,386,000	9,212,071
5.75% 8/15/42		25,545,000	29,936,952
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)		2,370,000	2,399,625
Zurich Insurance Co. Ltd. 3.5% 10/1/46 (c)	EUR	2,750,000	3,352,623
			381,578,392
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 5% 12/15/21 (b)		4,120,000	4,295,100
Thrifts & Mortgage Finance - 0.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		1,000,000	1,093,340

TOTAL FINANCIALS			3,231,942,963

HEALTH CARE - 1.5%
Biotechnology - 0.2%
AbbVie, Inc.:
2.9% 11/6/22		24,855,000	25,051,603
4.5% 5/14/35		23,238,000	23,999,974
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		3,815,000	3,691,013
			52,742,590
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 2.675% 12/15/19		3,954,000	4,002,227
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (b)		3,970,000	3,642,475
Teleflex, Inc. 4.875% 6/1/26		6,975,000	7,149,375
			14,794,077
Health Care Providers & Services - 0.5%
Aetna, Inc. 2.75% 11/15/22		2,010,000	2,025,119
Community Health Systems, Inc.:
6.25% 3/31/23		4,705,000	4,877,909
6.875% 2/1/22		8,565,000	7,612,144
Envision Healthcare Corp. 6.25% 12/1/24 (b)		5,810,000	6,216,700
HCA Holdings, Inc.:
3.75% 3/15/19		18,722,000	19,119,843
4.25% 10/15/19		7,590,000	7,902,708
4.5% 2/15/27		8,225,000	8,461,469
4.75% 5/1/23		595,000	634,657
5% 3/15/24		6,375,000	6,830,175
5.25% 6/15/26		11,470,000	12,459,861
5.875% 3/15/22		715,000	793,650
5.875% 2/15/26		7,310,000	7,940,488
6.5% 2/15/20		30,303,000	33,295,421
HealthSouth Corp. 5.125% 3/15/23		4,745,000	4,839,900
Kindred Healthcare, Inc. 8% 1/15/20		1,145,000	1,198,678
Medco Health Solutions, Inc. 4.125% 9/15/20		7,486,000	7,872,061
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		500,000	518,750
5.5% 2/1/21		1,555,000	1,621,088
Tenet Healthcare Corp.:
4.375% 10/1/21		3,825,000	3,926,363
4.6312% 6/15/20 (c)		2,550,000	2,569,125
6.75% 6/15/23		6,140,000	6,108,256
7.5% 1/1/22 (b)		775,000	843,684
Wellcare Health Plans, Inc. 5.25% 4/1/25		1,675,000	1,765,031
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,601,787
			156,034,867
Health Care Technology - 0.0%
IMS Health, Inc. 5% 10/15/26 (b)		2,715,000	2,802,640
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19		1,959,000	1,973,961
4.15% 2/1/24		3,010,000	3,218,518
			5,192,479
Pharmaceuticals - 0.7%
Actavis Funding SCS:
3% 3/12/20		13,777,000	14,077,104
3.45% 3/15/22		48,347,000	50,122,785
Allergan PLC 1.875% 10/1/17		4,757,000	4,759,440
Bayer AG 2.375% 4/2/75 (Reg. S) (c)	EUR	2,080,000	2,322,577
Mylan N.V.:
2.25% 11/22/24 (Reg. S)	EUR	1,650,000	1,930,401
2.5% 6/7/19		16,423,000	16,521,439
3.15% 6/15/21		21,235,000	21,634,791
3.95% 6/15/26		11,126,000	11,156,329
Perrigo Finance PLC:
3.5% 12/15/21		3,657,000	3,814,829
3.9% 12/15/24		5,449,000	5,566,491
4.9% 12/15/44		2,390,000	2,415,834
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21		15,311,000	15,010,506
2.8% 7/21/23		10,972,000	10,644,683
3.15% 10/1/26		13,048,000	12,253,325
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		2,455,000	2,286,342
5.625% 12/1/21 (b)		8,980,000	7,700,350
5.875% 5/15/23 (b)		4,765,000	3,880,497
6.125% 4/15/25 (b)		2,530,000	2,036,650
Zoetis, Inc.:
1.875% 2/1/18		2,006,000	2,007,155
3.25% 2/1/23		4,892,000	5,038,281
3.45% 11/13/20		5,179,000	5,372,622
			200,552,431

TOTAL HEALTH CARE			432,119,084

INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (b)		9,122,000	9,507,642
6.375% 6/1/19 (b)		8,071,000	8,738,899
TransDigm, Inc.:
5.5% 10/15/20		3,580,000	3,668,354
6% 7/15/22		420,000	435,173
6.375% 6/15/26		2,060,000	2,111,500
6.5% 5/15/25		1,355,000	1,402,425
6.5% 5/15/25 (b)		3,105,000	3,213,675
			29,077,668
Air Freight & Logistics - 0.0%
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		2,835,000	2,933,942
Airlines - 0.1%
Air Canada 7.75% 4/15/21 (b)		1,470,000	1,677,638
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (b)		5,685,000	5,697,791
Allegiant Travel Co. 5.5% 7/15/19		4,985,000	5,140,781
American Airlines Group, Inc. 4.625% 3/1/20 (b)		1,650,000	1,697,438
American Airlines, Inc. pass-thru trust certificates 5.625% 7/15/22 (b)		189,638	197,223
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		163,663	179,416
6.648% 9/15/17		130,533	132,165
6.9% 1/2/18		40,005	40,549
U.S. Airways Group, Inc. 6.125% 6/1/18		895,000	926,325
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18		1,690,000	1,728,025
Series 2013-1 Class B, 5.375% 11/15/21		281,261	293,215
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		246,270	251,196
8.36% 1/20/19		308,662	308,663
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19		544,022	571,223
United Continental Holdings, Inc. 6% 12/1/20		605,000	656,014
			19,497,662
Building Products - 0.1%
Building Materials Corp. of America:
5% 2/15/27 (b)		4,295,000	4,397,006
5.125% 2/15/21 (b)		4,870,000	5,076,975
5.375% 11/15/24 (b)		3,095,000	3,253,619
6% 10/15/25 (b)		3,630,000	3,920,400
HD Supply, Inc. 5.75% 4/15/24 (b)		2,440,000	2,601,650
Shea Homes Ltd. Partnership/Corp. 5.875% 4/1/23 (b)		1,705,000	1,747,625
			20,997,275
Commercial Services & Supplies - 0.1%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (b)		2,035,000	2,088,419
APX Group, Inc.:
6.375% 12/1/19		8,817,000	9,096,146
7.875% 12/1/22		1,150,000	1,256,249
8.75% 12/1/20		10,732,000	11,121,035
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (b)		3,475,000	3,705,219
Cenveo Corp. 6% 8/1/19 (b)		325,000	276,250
Covanta Holding Corp.:
5.875% 3/1/24		2,675,000	2,641,563
5.875% 7/1/25		580,000	565,500
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		3,420,000	3,573,900
Securitas AB 1.125% 2/20/24 (Reg. S)	EUR	4,650,000	5,211,898
			39,536,179
Construction & Engineering - 0.0%
Cementos Progreso Trust 7.125% 11/6/23 (b)		920,000	975,200
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)		5,725,000	2,318,625
7.125% 6/26/42 (b)		705,000	296,100
			3,589,925
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (b)		4,285,000	4,448,344
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	3,540,000	4,253,884
			8,702,228
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (b)		450,000	480,375
Machinery - 0.0%
Xerium Technologies, Inc. 9.5% 8/15/21		2,500,000	2,637,500
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		10,660,000	9,380,800
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)		1,520,000	1,216,000
8.125% 2/15/19		3,130,000	2,762,225
			13,359,025
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	4,000,000	4,420,310
JSC Georgian Railway 7.75% 7/11/22 (b)		650,000	715,403
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (b)		570,000	607,050
			5,742,763
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.125% 1/15/18		7,271,000	7,287,360
2.625% 9/4/18		16,438,000	16,588,013
3.375% 6/1/21		10,493,000	10,820,476
3.75% 2/1/22		26,396,000	27,625,631
3.875% 4/1/21		14,814,000	15,529,753
4.25% 9/15/24		12,030,000	12,678,874
4.75% 3/1/20		11,796,000	12,564,097
FLY Leasing Ltd. 6.375% 10/15/21		6,000,000	6,270,000
Travis Perkins PLC 4.5% 9/7/23 (Reg. S)	GBP	1,950,000	2,572,676
United Rentals North America, Inc. 4.625% 7/15/23		938,000	976,364
			112,913,244
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		1,960,000	2,038,400
Brisa Concessao Rodoviaria SA 2.375% 5/10/27	EUR	900,000	1,018,662
Global Ports Finance PLC 6.872% 1/25/22 (b)		1,410,000	1,490,830
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	1,900,000	2,819,200
Heathrow Funding Ltd. 6% 3/20/20	GBP	3,800,000	5,535,801
			12,902,893

TOTAL INDUSTRIALS			272,370,679

INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		3,820,000	3,944,150
8.625% 5/6/19 (Reg. S)		200,000	206,500
CommScope Technologies Finance LLC 5% 3/15/27 (b)		2,305,000	2,305,000
Lucent Technologies, Inc. 6.5% 1/15/28		1,425,000	1,660,125
Proven Glory Capital Ltd. 3.25% 2/21/22 (Reg. S)		3,300,000	3,317,896
			11,433,671
Electronic Equipment & Components - 0.0%
Belden, Inc. 5.25% 7/15/24 (b)		865,000	882,300
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (b)		796,000	814,825
4.42% 6/15/21 (b)		2,400,000	2,529,221
Tyco Electronics Group SA:
2.375% 12/17/18		2,244,000	2,261,611
6.55% 10/1/17		1,383,000	1,405,370
			7,893,327
Internet Software & Services - 0.0%
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.5% 7/1/22(b)		5,095,000	5,821,038
VeriSign, Inc. 5.25% 4/1/25		2,730,000	2,897,213
			8,718,251
IT Services - 0.0%
Ceridian HCM Holding, Inc. 11% 3/15/21 (b)		440,000	463,100
Gartner, Inc. 5.125% 4/1/25 (b)		1,335,000	1,395,075
			1,858,175
Semiconductors & Semiconductor Equipment - 0.2%
Micron Technology, Inc.:
5.25% 8/1/23 (b)		1,730,000	1,777,575
5.25% 1/15/24 (b)		2,650,000	2,729,500
5.5% 2/1/25		1,675,000	1,747,243
5.625% 1/15/26 (b)		1,285,000	1,333,959
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (b)		10,645,000	11,110,719
4.125% 6/1/21 (b)		9,955,000	10,502,525
4.625% 6/15/22 (b)		4,875,000	5,265,000
4.625% 6/1/23 (b)		2,480,000	2,678,400
Qorvo, Inc. 7% 12/1/25		5,885,000	6,635,338
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		3,025,000	3,297,250
Versum Materials, Inc. 5.5% 9/30/24 (b)		2,455,000	2,577,750
			49,655,259
Software - 0.1%
Greeneden U.S. Holdings II LLC 10% 11/30/24 (b)		3,810,000	4,267,200
Nuance Communications, Inc. 5.375% 8/15/20 (b)		1,939,000	1,975,356
Open Text Corp. 5.875% 6/1/26 (b)		11,080,000	11,862,580
Symantec Corp. 5% 4/15/25 (b)		4,470,000	4,637,625
			22,742,761
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (c)		4,836,000	5,192,171

TOTAL INFORMATION TECHNOLOGY			107,493,615

MATERIALS - 0.8%
Chemicals - 0.1%
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		1,560,000	1,604,850
5.75% 4/15/21 (b)		830,000	866,354
6.45% 2/3/24		680,000	727,600
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)		2,075,000	2,155,406
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7% 4/15/25 (b)		5,185,000	5,457,213
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)(e)		2,530,000	2,536,325
5.25% 6/1/27 (b)(e)		2,210,000	2,212,763
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		3,605,000	3,704,138
OCP SA 5.625% 4/25/24 (b)		390,000	422,234
Olin Corp. 5.125% 9/15/27		5,750,000	5,944,063
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (b)		1,675,000	1,644,649
The Chemours Co. LLC 5.375% 5/15/27		855,000	889,200
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,634,645
4.25% 11/15/20		3,653,000	3,884,911
			43,684,351
Construction Materials - 0.1%
CEMEX Finance LLC:
4.625% 6/15/24	EUR	200,000	241,543
6% 4/1/24 (b)		5,665,000	5,977,142
9.375% 10/12/22 (b)		985,000	1,051,980
CEMEX S.A.B. de CV:
4.375% 3/5/23 (Reg. S)	EUR	250,000	296,986
4.75% 1/11/22 (Reg. S)	EUR	1,675,000	1,966,284
5.7% 1/11/25 (b)		1,960,000	2,058,000
7.75% 4/16/26 (b)		4,100,000	4,655,550
Eagle Materials, Inc. 4.5% 8/1/26		5,780,000	5,822,656
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (b)		870,000	880,875
U.S. Concrete, Inc. 6.375% 6/1/24 (b)		745,000	778,525
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		635,000	664,210
			24,393,751
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (b)		3,145,000	3,203,969
4.4318% 5/15/21 (b)(c)		5,945,000	6,063,900
4.625% 5/15/23 (b)		6,305,000	6,446,863
6% 2/15/25 (b)		9,765,000	10,180,013
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26 (b)		5,350,000	5,256,910
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (b)		3,930,000	4,175,625
Silgan Holdings, Inc. 4.75% 3/15/25 (b)		2,945,000	2,996,538
			38,323,818
Metals & Mining - 0.5%
Anglo American Capital PLC 2.5% 9/18/18	EUR	2,850,000	3,294,565
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(c)		7,018,000	7,589,967
6.75% 10/19/75 (b)(c)		17,432,000	19,762,135
Compania Minera Ares SAC 7.75% 1/23/21 (b)		2,130,000	2,286,555
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (b)		11,456,000	12,041,227
EVRAZ Group SA:
5.375% 3/20/23 (b)		2,495,000	2,511,841
6.5% 4/22/20 (b)		459,000	488,477
8.25% 1/28/21 (Reg. S)		2,635,000	2,944,613
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		38,000	39,425
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		465,000	485,925
10.375% 4/7/19 (b)		2,237,000	2,348,850
10.375% 4/7/19 (Reg. S)		275,000	287,375
First Quantum Minerals Ltd.:
7.25% 5/15/22 (b)		2,220,000	2,286,600
7.25% 4/1/23 (b)		5,875,000	5,933,750
7.5% 4/1/25 (b)		3,325,000	3,347,859
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)		1,360,000	1,377,000
5.125% 5/15/24 (b)		1,670,000	1,686,700
Freeport-McMoRan, Inc.:
3.55% 3/1/22		6,090,000	5,694,150
3.875% 3/15/23		3,080,000	2,862,552
4.55% 11/14/24		9,320,000	8,774,780
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		4,155,000	4,238,100
4.875% 10/7/20 (Reg. S)		200,000	204,000
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		850,000	845,750
Lundin Mining Corp.:
7.5% 11/1/20 (b)		5,125,000	5,420,251
7.875% 11/1/22 (b)		3,615,000	3,958,425
Metalloinvest Finance Designated Activity Co. 4.85% 5/2/24 (b)		620,000	620,620
Metinvest BV 9.3725% 12/31/21 pay-in-kind (c)		7,465,379	6,868,149
Murray Energy Corp. 11.25% 4/15/21 (b)		1,725,000	1,319,625
Polyus Gold International Ltd. 5.25% 2/7/23 (b)		1,455,000	1,501,656
Southern Copper Corp. 7.5% 7/27/35		1,210,000	1,478,655
Steel Dynamics, Inc.:
5.125% 10/1/21		2,205,000	2,273,906
5.25% 4/15/23		3,040,000	3,142,600
Vale Overseas Ltd.:
4.375% 1/11/22		13,150,000	13,376,180
5.875% 6/10/21		575,000	619,402
6.875% 11/21/36		640,000	688,000
Vedanta Resources PLC:
6% 1/31/19 (b)		2,590,000	2,666,146
6.375% 7/30/22 (b)		1,050,000	1,050,000
8.25% 6/7/21 (b)		915,000	979,050
VM Holding SA 5.375% 5/4/27 (b)		1,470,000	1,456,770
			138,751,631
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (b)(d)		1,365,000	0

TOTAL MATERIALS			245,153,551

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		2,884,000	2,905,125
4.6% 4/1/22		4,896,000	5,255,611
alstria office REIT-AG:
2.125% 4/12/23 Reg. S	EUR	2,400,000	2,863,850
2.25% 3/24/21 (Reg. S)	EUR	2,800,000	3,339,167
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,622,534
AvalonBay Communities, Inc. 3.625% 10/1/20		5,005,000	5,209,684
Boston Properties, Inc. 3.85% 2/1/23		5,829,000	6,136,707
Camden Property Trust:
2.95% 12/15/22		6,621,000	6,601,157
4.25% 1/15/24		9,191,000	9,685,283
CBL & Associates LP 4.6% 10/15/24		272,000	253,382
CommonWealth REIT 5.875% 9/15/20		2,130,000	2,286,265
Corporate Office Properties LP 5% 7/1/25		8,095,000	8,549,866
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		3,510,000	3,553,875
DDR Corp.:
3.625% 2/1/25		9,949,000	9,491,963
4.25% 2/1/26		22,796,000	22,466,256
4.625% 7/15/22		20,268,000	21,233,000
4.7% 6/1/27		840,000	850,519
4.75% 4/15/18		11,273,000	11,483,670
7.875% 9/1/20		323,000	372,247
Duke Realty LP:
3.625% 4/15/23		6,287,000	6,454,215
3.75% 12/1/24		5,408,000	5,578,190
3.875% 10/15/22		17,388,000	18,200,976
6.5% 1/15/18		3,795,000	3,910,748
6.75% 3/15/20		10,379,000	11,576,955
Equinix, Inc. 5.375% 5/15/27		1,680,000	1,767,679
Equity One, Inc. 3.75% 11/15/22		18,100,000	18,826,027
ERP Operating LP:
2.375% 7/1/19		8,777,000	8,838,079
4.75% 7/15/20		7,700,000	8,242,588
Federal Realty Investment Trust 5.9% 4/1/20		2,504,000	2,761,429
Health Care REIT, Inc.:
2.25% 3/15/18		5,151,000	5,170,239
4.7% 9/15/17		1,538,000	1,550,616
HRPT Properties Trust 6.65% 1/15/18		867,000	871,644
iStar Financial, Inc. 6% 4/1/22		775,000	788,563
Lexington Corporate Properties Trust 4.4% 6/15/24		4,608,000	4,621,847
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26		5,405,000	5,675,250
6.375% 3/1/24		2,250,000	2,452,500
Omega Healthcare Investors, Inc.:
4.375% 8/1/23		42,087,000	43,294,939
4.5% 1/15/25		10,686,000	10,873,518
4.5% 4/1/27		50,980,000	50,921,577
4.75% 1/15/28		29,482,000	29,637,724
4.95% 4/1/24		17,495,000	18,296,691
5.25% 1/15/26		29,233,000	30,963,009
Retail Opportunity Investments Partnership LP:
4% 12/15/24		3,376,000	3,290,456
5% 12/15/23		2,030,000	2,120,597
SBA Communications Corp. 4.875% 9/1/24 (b)		10,280,000	10,429,060
Senior Housing Properties Trust 6.75% 4/15/20		250,000	270,070
VEREIT Operating Partnership LP:
4.125% 6/1/21		1,770,000	1,855,880
4.875% 6/1/26		1,770,000	1,871,333
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,777,164
WP Carey, Inc. 4% 2/1/25		21,616,000	21,658,692
			461,708,416
Real Estate Management & Development - 1.3%
Akelius Residential Property AB 1.75% 2/7/25 (Reg. S)	EUR	2,750,000	3,107,328
Aroundtown Property Holdings PLC 1.5% 7/15/24 (Reg. S)	EUR	5,400,000	5,966,000
Brandywine Operating Partnership LP:
3.95% 2/15/23		26,418,000	26,734,435
4.1% 10/1/24		15,881,000	16,027,709
4.55% 10/1/29		17,155,000	17,380,022
4.95% 4/15/18		12,690,000	12,999,420
CBRE Group, Inc. 5% 3/15/23		465,000	484,763
Deutsche Annington Finance BV 5% 10/2/23 (b)		5,800,000	6,186,187
Digital Realty Trust LP:
3.4% 10/1/20		17,707,000	18,240,813
3.625% 10/1/22		9,206,000	9,503,731
3.95% 7/1/22		11,840,000	12,459,599
4.75% 10/1/25		30,612,000	32,972,461
5.25% 3/15/21		5,708,000	6,212,776
Essex Portfolio LP 3.875% 5/1/24		8,802,000	9,129,540
Host Hotels & Resorts LP 4.75% 3/1/23		150,000	161,081
Howard Hughes Corp. 5.375% 3/15/25 (b)		2,940,000	3,031,875
Hunt Companies, Inc. 9.625% 3/1/21 (b)		870,000	915,675
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		5,000	5,775
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		770,000	858,935
Liberty Property LP:
3.375% 6/15/23		8,174,000	8,259,884
4.125% 6/15/22		14,880,000	15,664,727
4.4% 2/15/24		13,017,000	13,835,171
4.75% 10/1/20		11,282,000	11,992,202
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,245,808
3.15% 5/15/23		14,735,000	13,917,222
4.5% 4/18/22		17,365,000	17,790,581
Mattamy Group Corp. 6.875% 12/15/23 (b)		850,000	860,625
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,623,363
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		235,000	243,813
SELP Finance SARL 1.25% 10/25/23 (Reg. S)	EUR	4,285,000	4,780,553
Tanger Properties LP:
3.125% 9/1/26		11,019,000	10,368,956
3.75% 12/1/24		21,455,000	21,633,377
3.875% 12/1/23		4,812,000	4,941,246
6.125% 6/1/20		14,318,000	15,722,997
Ventas Realty LP:
3.125% 6/15/23		5,458,000	5,457,989
3.5% 2/1/25		5,961,000	5,949,346
3.75% 5/1/24		25,000,000	25,579,025
4.125% 1/15/26		5,557,000	5,754,312
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	8,064,079
4% 4/30/19		3,747,000	3,862,456
4.25% 3/1/22		300,000	318,140
			389,243,997

TOTAL REAL ESTATE			850,952,413

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.2%
Altice Financing SA:
6.5% 1/15/22 (b)		6,250,000	6,562,500
6.625% 2/15/23 (b)		2,780,000	2,957,920
7.5% 5/15/26 (b)		8,720,000	9,602,900
Altice Finco SA 7.625% 2/15/25 (b)		3,995,000	4,164,788
AT&T, Inc.:
2.45% 6/30/20		11,294,000	11,347,014
3% 6/30/22		29,259,000	29,426,069
3.4% 5/15/25		39,520,000	38,825,436
3.6% 2/17/23		27,844,000	28,486,445
5.875% 10/1/19		5,944,000	6,427,788
6.3% 1/15/38		16,665,000	19,379,845
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	52,446
CenturyLink, Inc. 5.15% 6/15/17		972,000	972,000
GTH Finance BV:
6.25% 4/26/20 (b)		1,240,000	1,323,018
7.25% 4/26/23 (b)		4,795,000	5,319,765
Sable International Finance Ltd. 6.875% 8/1/22 (b)		10,030,000	10,844,938
SFR Group SA:
6% 5/15/22 (b)		4,550,000	4,760,438
6.25% 5/15/24 (b)		3,140,000	3,297,000
7.375% 5/1/26 (b)		2,380,000	2,574,851
Sprint Capital Corp. 6.875% 11/15/28		17,555,000	19,464,106
TalkTalk Telecom Group PLC 5.375% 1/15/22 (Reg. S)	GBP	410,000	549,395
TDC A/S 3.5% 2/26/3015 (Reg. S) (c)	EUR	1,550,000	1,766,349
Telecom Italia Capital SA:
6% 9/30/34		5,580,000	5,899,064
6.375% 11/15/33		6,930,000	7,449,750
Telecom Italia SpA 5.303% 5/30/24 (b)		1,350,000	1,440,275
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		1,650,000	1,721,957
Verizon Communications, Inc.:
2.625% 2/21/20		21,379,000	21,749,797
4.5% 9/15/20		36,000,000	38,583,360
5.012% 4/15/49 (b)		2,831,000	2,848,212
5.012% 8/21/54		55,038,000	53,783,849
5.5% 3/16/47		18,149,000	19,739,433
Wind Acquisition Finance SA:
4.75% 7/15/20 (b)		3,205,000	3,249,582
7% 4/23/21 (Reg S.)	EUR	4,300,000	5,033,282
7.375% 4/23/21 (b)		3,060,000	3,188,520
			372,792,092
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV 3.125% 7/16/22		9,218,000	9,404,158
Comcel Trust 6.875% 2/6/24 (b)		775,000	825,298
Digicel Group Ltd. 6.75% 3/1/23 (b)		560,000	540,400
Inmarsat Finance PLC 4.875% 5/15/22 (b)		2,105,000	2,152,363
Millicom International Cellular SA:
4.75% 5/22/20 (b)		650,000	662,259
6% 3/15/25 (b)		1,375,000	1,448,288
6.625% 10/15/21 (b)		2,975,000	3,105,156
Neptune Finco Corp.:
10.125% 1/15/23 (b)		9,665,000	11,253,636
10.875% 10/15/25 (b)		3,075,000	3,743,813
Sprint Communications, Inc.:
6% 11/15/22		1,785,000	1,901,025
9% 11/15/18 (b)		2,225,000	2,441,938
Sprint Corp.:
7.25% 9/15/21		7,925,000	8,997,332
7.625% 2/15/25		4,740,000	5,451,000
7.875% 9/15/23		12,075,000	13,946,625
T-Mobile U.S.A., Inc.:
4% 4/15/22		5,110,000	5,295,595
6% 3/1/23		4,060,000	4,318,622
6.375% 3/1/25		10,125,000	10,972,969
6.5% 1/15/24		6,085,000	6,588,534
6.625% 4/1/23		12,185,000	12,973,370
Telesat Canada/Telesat LLC 8.875% 11/15/24 (b)		3,705,000	4,149,600
Vodafone Group PLC 3% 8/12/56 (Reg. S)	GBP	2,350,000	2,638,196
			112,810,177

TOTAL TELECOMMUNICATION SERVICES			485,602,269

UTILITIES - 2.2%
Electric Utilities - 1.3%
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,212,896
2.95% 12/15/22		4,935,000	5,039,972
DPL, Inc. 6.75% 10/1/19		2,490,000	2,608,275
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)		29,344,000	32,947,267
6.4% 9/15/20 (b)		25,897,000	28,909,986
EDF SA 4.125% (Reg. S) (c)(f)	EUR	2,400,000	2,813,318
Edison International 3.75% 9/15/17		6,674,000	6,717,601
Eversource Energy:
1.45% 5/1/18		3,325,000	3,321,845
2.8% 5/1/23		15,104,000	15,193,265
Exelon Corp.:
1.55% 6/9/17		3,319,000	3,319,093
2.85% 6/15/20		4,888,000	4,980,276
FirstEnergy Corp.:
2.75% 3/15/18		36,397,000	36,610,942
4.25% 3/15/23		31,243,000	32,571,577
7.375% 11/15/31		64,123,000	85,512,445
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	7,976,630
IPALCO Enterprises, Inc. 3.45% 7/15/20		27,495,000	27,907,425
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		600,000	747,720
LG&E and KU Energy LLC 3.75% 11/15/20		1,450,000	1,508,228
Monongahela Power Co. 4.1% 4/15/24 (b)		3,982,000	4,239,253
Nevada Power Co. 6.5% 5/15/18		790,000	826,854
NRG Yield Operating LLC 5% 9/15/26 (b)		3,945,000	3,915,413
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		8,695,232	9,347,375
NV Energy, Inc. 6.25% 11/15/20		3,500,000	3,924,984
Pampa Holding SA 7.5% 1/24/27 (b)		875,000	923,125
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	771,787
PG&E Corp. 2.4% 3/1/19		1,683,000	1,695,188
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,376,237
Progress Energy, Inc. 4.4% 1/15/21		12,059,000	12,861,008
RJS Power Holdings LLC 4.625% 7/15/19 (b)(c)		949,000	925,275
TECO Finance, Inc. 5.15% 3/15/20		3,761,000	4,017,256
Western Power Distribution 3.875% 10/17/24 (Reg. S)	GBP	1,200,000	1,768,201
Western Power Distribution Holdings Ltd. 5.25% 1/17/23	GBP	3,300,000	5,084,600
Western Power Distribution Ltd. 3.625% 11/6/23 (Reg. S)	GBP	1,650,000	2,325,496
			363,900,813
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,885,670
Independent Power and Renewable Electricity Producers - 0.4%
Calpine Corp.:
5.25% 6/1/26 (b)		3,765,000	3,746,175
5.75% 1/15/25		2,775,000	2,632,781
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		67,644,000	72,209,970
Dynegy, Inc. 7.625% 11/1/24		7,870,000	7,633,900
Emera U.S. Finance LP:
2.15% 6/15/19		5,136,000	5,138,342
2.7% 6/15/21		5,055,000	5,082,363
3.55% 6/15/26		8,087,000	8,081,428
Listrindo Capital BV 4.95% 9/14/26 (b)		820,000	827,175
NRG Energy, Inc. 6.25% 5/1/24		6,020,000	6,053,110
TerraForm Power Operating LLC 6.375% 2/1/23 (b)(c)		4,980,000	5,154,300
The AES Corp.:
4.0546% 6/1/19 (c)		1,359,000	1,362,398
4.875% 5/15/23		8,625,000	8,765,156
			126,687,098
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co. 2% 11/15/18		12,172,000	12,205,449
Dominion Resources, Inc.:
3.4522% 9/30/66 (c)		35,229,000	30,296,940
3.9772% 6/30/66 (c)		10,345,000	9,776,025
NiSource Finance Corp.:
5.25% 2/15/43		12,739,000	14,500,205
5.8% 2/1/42		6,336,000	7,571,000
5.95% 6/15/41		11,832,000	14,499,607
6.8% 1/15/19		1,039,000	1,115,270
Puget Energy, Inc.:
6% 9/1/21		15,565,000	17,441,158
6.5% 12/15/20		5,125,000	5,762,079
RWE AG 7% 10/12/72 (Reg. S) (c)		3,650,000	3,706,122
Sempra Energy:
2.875% 10/1/22		5,760,000	5,787,590
6% 10/15/39		15,009,000	18,713,837
Wisconsin Energy Corp. 3.2943% 5/15/67 (c)		3,860,000	3,601,766
			144,977,048
Water Utilities - 0.0%
Thames Water Utilities Cayman Finance Ltd. 2.375% 5/3/23 (Reg. S)	GBP	1,750,000	2,283,917

TOTAL UTILITIES			641,734,546

TOTAL NONCONVERTIBLE BONDS
(Cost $9,350,293,658)			9,757,322,259

U.S. Government and Government Agency Obligations - 38.1%
U.S. Treasury Inflation-Protected Obligations - 6.6%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		$232,949,250	$223,021,479
1% 2/15/46		145,471,537	148,283,106
1.375% 2/15/44		138,586,003	153,502,324
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		169,685,438	168,860,192
0.125% 7/15/26		195,384,910	191,511,546
0.25% 1/15/25		77,199,750	76,829,577
0.375% 7/15/25		407,827,144	410,537,733
0.375% 1/15/27		379,953,549	379,626,143
0.625% 1/15/26		205,210,000	209,747,011

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			1,961,919,111

U.S. Treasury Obligations - 31.5%
U.S. Treasury Bonds:
2.5% 2/15/45 (g)(h)(i)		1,620,000	1,503,436
2.5% 2/15/46		1,662,000	1,537,415
3% 5/15/45		145,382,000	149,061,909
3% 11/15/45		207,323,000	212,416,926
3% 2/15/47		658,626,000	675,426,232
3% 5/15/47		101,680,000	104,333,238
5% 5/15/37		650,000	894,715
U.S. Treasury Notes:
0.75% 2/15/19		14,650,000	14,524,098
1.125% 6/30/21		1,125,000	1,101,401
1.25% 3/31/21		1,180,775,000	1,164,723,545
1.25% 10/31/21		453,470,000	444,666,333
1.375% 4/30/21		484,800,000	480,160,464
1.5% 4/15/20		300,000,000	300,585,900
1.5% 5/15/20		498,760,000	499,675,723
1.5% 8/15/26		427,893,000	403,088,471
1.625% 7/31/20		4,593,000	4,612,020
1.625% 2/15/26 (g)(h)		2,949,000	2,820,671
1.625% 5/15/26		25,750,000	24,574,152
1.75% 12/31/20		600,000,000	603,633,000
1.75% 5/31/22		185,230,000	185,186,656
1.875% 1/31/22		2,250,000	2,263,448
1.875% 3/31/22		1,321,557,000	1,328,836,059
1.875% 4/30/22		75,000,000	75,392,550
2% 12/31/21		906,934,000	917,703,841
2% 4/30/24		25,000,000	24,973,625
2% 5/31/24		397,631,000	397,056,423
2% 8/15/25 (g)(h)		5,305,000	5,248,634
2% 11/15/26		17,577,000	17,266,660
2.125% 3/31/24		1,065,376,000	1,073,200,121
2.25% 11/15/25 (g)		1,800,000	1,812,866
2.25% 2/15/27		155,730,000	156,174,142

TOTAL U.S. TREASURY OBLIGATIONS			9,274,454,674

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $11,253,136,941)			11,236,373,785

U.S. Government Agency - Mortgage Securities - 17.0%
Fannie Mae - 10.4%
2.44% 10/1/33 (c)		293,267	305,183
2.5% 6/1/31 to 8/1/43		26,937,250	26,772,353
2.571% 6/1/42 (c)		225,447	233,688
2.695% 2/1/42 (c)		1,235,641	1,278,900
2.73% 7/1/34 (c)		27,347	28,473
2.75% 10/1/34 (c)		1,310	1,355
2.755% 1/1/35 (c)		180,301	186,258
2.773% 1/1/42 (c)		1,218,432	1,278,311
2.79% 2/1/33 (c)		782	807
2.798% 10/1/33 (c)		78,814	83,132
2.803% 6/1/36 (c)		106,735	111,689
2.815% 7/1/35 (c)		16,806	17,406
2.815% 9/1/36 (c)		33,902	35,446
2.833% 3/1/35 (c)		15,825	16,367
2.85% 10/1/33 (c)		1,238	1,277
2.862% 9/1/36 (c)		68,746	71,980
2.88% 1/1/35 (c)		781	813
2.882% 12/1/34 (c)		39,629	40,973
2.898% 6/1/36 (c)		217,424	229,457
2.922% 10/1/33 (c)		13,052	13,497
2.932% 1/1/35 (c)		121,563	126,292
2.944% 11/1/40 (c)		80,838	85,277
2.954% 5/1/35 (c)		166,929	175,179
2.99% 12/1/34 (c)		3,956	4,150
3% 6/1/32(e)		113,000,000	116,513,599
3% 6/1/32(e)		56,475,000	58,231,022
3% 6/1/32(e)		56,525,000	58,282,577
3% 6/1/32(e)		86,000,000	88,674,067
3% 6/1/32(e)		44,775,000	46,167,225
3% 6/1/32(e)		39,825,000	41,063,311
3% 6/1/32(e)		30,100,000	31,035,923
3% 7/1/42 to 2/1/47		530,923,928	535,290,471
3% 6/1/47(e)		45,800,000	46,011,111
3.006% 5/1/36 (c)		121,678	127,981
3.019% 10/1/41 (c)		64,746	68,035
3.023% 9/1/41 (c)		124,988	131,397
3.03% 8/1/41 (c)		658,408	696,659
3.065% 9/1/41 (c)		246,866	262,473
3.083% 3/1/35 (c)		37,587	39,030
3.093% 7/1/34 (c)		180,254	191,651
3.135% 3/1/33 (c)		66,837	70,035
3.17% 11/1/36 (c)		57,608	59,739
3.195% 4/1/37 (c)		59,163	60,971
3.25% 7/1/41 (c)		182,515	191,736
3.289% 7/1/37 (c)		137,652	145,522
3.309% 6/1/47 (c)		62,253	64,620
3.315% 3/1/37 (c)		25,505	26,813
3.33% 7/1/35 (c)		79,399	83,778
3.331% 3/1/40 (c)		294,906	310,498
3.335% 9/1/35 (c)		26,000	26,934
3.384% 10/1/41 (c)		116,739	124,119
3.413% 2/1/36 (c)		267,684	281,517
3.435% 12/1/39 (c)		144,991	150,999
3.445% 12/1/35 (c)		220,691	233,971
3.463% 5/1/36 (c)		100,898	107,098
3.478% 12/1/40 (c)		8,479,788	8,912,481
3.5% 3/1/25 to 2/1/47		605,230,905	628,142,221
3.5% 6/1/47(e)		184,900,000	190,822,569
3.5% 6/1/47(e)		450,000	464,414
3.5% 6/1/47(e)		38,400,000	39,629,998
3.5% 6/1/47(e)		9,800,000	10,113,906
3.5% 6/1/47(e)		16,200,000	16,718,905
3.5% 6/1/47(e)		32,250,000	33,283,006
3.5% 6/1/47(e)		32,250,000	33,283,006
3.5% 6/1/47(e)		79,400,000	81,943,277
3.567% 7/1/41 (c)		232,659	242,430
4% 9/1/24 to 10/1/46		362,335,817	384,761,103
4% 6/1/47(e)		18,700,000	19,744,571
4% 6/1/47(e)		86,200,000	91,015,080
4.5% 6/1/33 to 8/1/56		123,117,134	133,355,085
5% 3/1/18 to 8/1/56		226,052,347	249,456,044
5.255% 8/1/41		2,414,142	2,663,376
5.5% 12/1/17 to 3/1/41		25,768,460	28,793,087
6% 7/1/19 to 1/1/42		18,128,834	20,723,041
6.075% 7/1/37 (c)		16,552	17,064
6.309% 2/1/39		4,604,282	5,010,696
6.5% 6/1/17 to 8/1/39		29,260,161	33,900,255
7% 9/1/21 to 7/1/37		1,272,742	1,467,989
7.5% 6/1/25 to 2/1/32		560,025	652,591
8% 7/1/29 to 3/1/37		13,761	16,587
8.5% 12/1/19 to 6/1/22		302	333
9.5% 6/1/18 to 9/1/21		6,047	6,282

TOTAL FANNIE MAE			3,070,962,542

Freddie Mac - 3.5%
2.424% 8/1/37 (c)		34,221	34,854
2.5% 7/1/31		6,721,188	6,808,353
2.748% 6/1/33 (c)		182,164	190,069
2.773% 1/1/36 (c)		63,190	65,354
2.82% 3/1/35 (c)		45,486	46,827
2.855% 3/1/36 (c)		145,836	151,148
2.915% 2/1/37 (c)		148,310	154,032
2.95% 3/1/37 (c)		16,572	17,161
2.951% 12/1/35 (c)		99,845	103,647
2.962% 11/1/35 (c)		128,471	133,804
2.967% 5/1/37 (c)		26,403	27,375
2.97% 8/1/37 (c)		77,785	81,057
2.991% 3/1/35 (c)		829,819	878,000
2.995% 6/1/33 (c)		454,128	478,010
3% 3/1/32 to 2/1/47		231,057,912	232,881,467
3.05% 6/1/37 (c)		28,377	29,623
3.091% 9/1/41 (c)		1,270,735	1,343,605
3.13% 3/1/36 (c)		165,478	173,052
3.158% 10/1/42 (c)		1,219,383	1,287,489
3.17% 6/1/36 (c)		20,772	21,616
3.219% 9/1/41 (c)		134,173	139,183
3.22% 4/1/41 (c)		123,589	131,135
3.248% 10/1/36 (c)		266,962	280,071
3.26% 6/1/37 (c)		23,973	25,329
3.274% 7/1/41 (c)		850,652	901,170
3.279% 6/1/41 (c)		159,006	167,105
3.287% 10/1/35 (c)		119,595	125,674
3.29% 6/1/37 (c)		153,835	162,785
3.295% 7/1/36 (c)		63,491	67,506
3.32% 4/1/37 (c)		36,396	38,526
3.349% 6/1/37 (c)		39,815	42,127
3.382% 12/1/40 (c)		4,216,025	4,416,959
3.421% 5/1/41 (c)		122,938	129,733
3.5% 3/1/32 to 9/1/46 (g)(i)		401,619,929	417,954,552
3.5% 6/1/47(e)		8,600,000	8,877,149
3.541% 3/1/33 (c)		1,891	2,003
3.614% 4/1/36 (c)		130,624	135,791
3.62% 5/1/41 (c)		172,297	181,629
3.648% 6/1/41 (c)		178,417	187,988
3.742% 12/1/36 (c)		189,634	198,431
4% 7/1/31 to 4/1/46		254,815,537	270,542,910
4.079% 10/1/35 (c)		116,225	123,573
4.5% 6/1/25 to 1/1/45		22,680,395	24,559,451
5% 6/1/20 to 7/1/41		23,497,402	26,018,689
5.157% 4/1/38 (c)		123,566	131,378
5.5% 10/1/17 to 3/1/41		8,622,534	9,629,820
6% 6/1/17 to 12/1/37		2,570,657	2,919,014
6.5% 5/1/18 to 9/1/39		3,524,700	4,039,519
7% 6/1/21 to 9/1/36		1,153,272	1,337,843
7.5% 1/1/27 to 6/1/32		22,690	26,573
8% 6/1/17 to 1/1/37		34,643	41,187
8.5% 9/1/19 to 1/1/28		37,570	43,511
9% 10/1/20		30	32
9.5% 5/1/21 to 7/1/21		161	173
10% 2/1/20 to 11/1/20		61	65
11% 7/1/19 to 9/1/20		21	22

TOTAL FREDDIE MAC			1,018,485,149

Ginnie Mae - 3.1%
3% 6/15/42 to 4/20/47		266,460,875	271,755,392
3% 6/1/47(e)		100,000,000	101,820,310
3.5% 11/15/40 to 6/20/46 (g)		238,217,745	249,327,925
3.5% 6/1/47(e)		56,980,000	59,406,100
4% 5/20/33 to 4/20/47		94,931,642	101,579,062
4% 6/1/47(e)		19,890,000	21,046,108
4% 7/1/47(e)		19,000,000	20,074,686
4.5% 6/20/33 to 8/15/41		58,383,701	63,380,874
5% 12/15/32 to 9/15/41		25,222,515	28,168,105
5.5% 7/15/33 to 9/15/39		2,091,465	2,375,251
6% 10/15/30 to 11/15/39		598,662	684,172
6.5% 3/20/31 to 11/15/37		355,403	411,302
7% 10/15/22 to 3/15/33		1,160,428	1,362,209
7.5% 8/15/21 to 9/15/31		517,189	593,002
8% 11/15/21 to 11/15/29		167,477	190,918
8.5% 10/15/21 to 1/15/31		32,481	38,363
9% 8/15/19 to 1/15/23		1,077	1,153
9.5% 12/15/20 to 2/15/25		412	447
10.5% 11/15/17		42	43
11% 9/20/19		421	450

TOTAL GINNIE MAE			922,215,872

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,010,488,549)			5,011,663,563

Asset-Backed Securities - 1.2%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.7286% 4/25/35 (c)		$664,344	$654,862
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.6736% 3/25/34 (c)		222,748	220,042
Airspeed Ltd. Series 2007-1A Class C1, 3.4891% 6/15/32 (b)(c)		2,993,933	958,059
American Credit Acceptance Receivable Trust Series 2016-1A Class A, 2.37% 5/12/20 (b)		2,245,566	2,246,527
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (b)		147,000	163,122
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		428,000	481,682
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		599,438	643,778
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		981,000	1,082,047
Class XS, 0% 10/17/45 (b)(c)(j)		688,769	7
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 2.0736% 12/25/33 (c)		36,355	35,117
Series 2004-R2 Class M3, 1.8486% 4/25/34 (c)		89,819	76,647
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.8036% 3/25/34 (c)		47,932	45,349
Series 2004-W11 Class M2, 2.0736% 11/25/34 (c)		495,485	492,592
Series 2004-W7 Class M1, 1.8486% 5/25/34 (c)		1,236,116	1,189,808
Series 2006-W4 Class A2C, 1.1836% 5/25/36 (c)		1,095,667	379,951
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.8156% 4/25/34 (c)		1,418,961	1,335,591
Series 2006-HE2 Class M1, 1.3936% 3/25/36 (c)		18,045	5,987
Avis Budget Rental Car Funding (AESOP) LLC Series 2012-3A Class A, 2.1% 3/20/19 (b)		9,200,000	9,220,637
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)		45,172,875	46,000,533
Class AA, 2.487% 12/16/41 (b)		10,631,750	10,614,744
CAM Mortgage Trust Series 2017-1 Class A1, 3.22% 8/1/57 (b)		22,822,007	22,838,667
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1.1306% 12/25/36 (c)		1,802,588	1,385,193
Citi Held For Asset Issuance Series 2015-PM33 Class A, 2.56% 5/16/22 (b)		537,743	537,896
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 2.3736% 10/25/37 (b)(c)		21,346,881	21,183,434
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 6.2736% 3/25/32 (c)		3,192	3,166
Series 2004-3 Class M4, 2.4786% 4/25/34 (c)		53,557	50,419
Series 2004-4 Class M2, 1.8186% 6/25/34 (c)		81,067	80,571
Series 2004-7 Class AF5, 5.868% 1/25/35		1,382,622	1,406,489
Series 2005-3 Class MV4, 1.6436% 8/25/35 (c)		3,574,693	3,574,745
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		190,422	196,120
Exeter Automobile Receivables Trust Series 2017-2A Class A, 2.22% 6/15/21 (b)		18,655,082	18,659,011
Fannie Mae:
Series 2004-T5 Class AB3, 1.7186% 5/28/35 (c)		38,916	34,710
Series 2017-T1 Class A, 2.898% 6/25/27		52,100,000	52,318,560
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 3.1986% 8/25/34 (c)		229,622	219,985
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.8486% 3/25/34 (c)		2,512	2,177
Flagship Credit Auto Trust Series 2015-3 Class A, 2.34% 10/15/20 (b)		4,485,310	4,494,199
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.7586% 1/25/35 (c)		948,695	883,660
Class M4, 2.0436% 1/25/35 (c)		347,133	182,505
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.5687% 2/25/47 (b)(c)		774,011	733,713
GE Business Loan Trust Series 2006-2A:
Class A, 1.1691% 11/15/34(b)(c)		469,377	446,514
Class B, 1.2691% 11/15/34 (b)(c)		169,553	158,485
Class C, 1.3691% 11/15/34 (b)(c)		281,790	261,004
Class D, 1.7391% 11/15/34 (b)(c)		107,005	97,096
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)		75,390	5,820
Home Equity Asset Trust:
Series 2003-2 Class M1, 2.3106% 8/25/33 (c)		218,033	214,659
Series 2003-3 Class M1, 2.3136% 8/25/33 (c)		351,811	342,665
Series 2003-5 Class A2, 1.6906% 12/25/33 (c)		32,929	31,860
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1.1806% 1/25/37 (c)		1,491,297	1,065,535
Invitation Homes Trust:
Series 2014-SFR3 Class E, 5.4939% 12/17/31 (b)(c)		67,771	67,990
Series 2014-SRF2 Class F, 4.9939% 9/17/31 (b)(c)		335,000	335,510
Series 2015-SFR2 Class E, 4.0928% 6/17/32 (b)(c)		485,000	489,200
Series 2015-SRF1 Class E, 5.1939% 3/17/32 (b)(c)		624,000	625,632
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AF3, 5.532% 11/25/36		254,774	254,314
KeyCorp Student Loan Trust Series 2006-A Class 2C, 2.3029% 3/27/42 (c)		3,243,000	2,213,937
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 1.1836% 11/25/36 (c)		4,232,445	1,950,402
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1.2906% 5/25/37 (c)		275,559	5,402
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.7736% 7/25/34 (c)		91,818	86,590
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.9986% 7/25/34 (c)		137,343	131,360
Series 2006-FF1 Class M2, 1.3136% 8/25/36 (c)		13,300,000	13,200,444
Series 2006-FM1 Class A2B, 1.1336% 4/25/37 (c)		2,736	1,492
Series 2006-OPT1 Class A1A, 1.5436% 6/25/35 (c)		1,261,391	1,222,198
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.7036% 8/25/34 (c)		57,368	51,694
Series 2004-NC6 Class M3, 3.1986% 7/25/34 (c)		13,219	12,379
Series 2004-NC8 Class M6, 2.8986% 9/25/34 (c)		15,230	14,673
Series 2005-NC1 Class M1, 1.6836% 1/25/35 (c)		145,883	136,050
Series 2005-NC2 Class B1, 2.7786% 3/25/35 (c)		133,983	4,930
Nationstar HECM Loan Trust:
Series 2016-1A Class A, 2.9813% 2/25/26 (b)		6,916,552	6,918,765
Series 2017-1A Class A, 1.9679% 5/25/27 (b)		30,930,000	30,933,464
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.5336% 9/25/35 (c)		1,426,957	1,394,617
OneMain Financial Issuance Trust Series 2014-1A Class A, 2.43% 6/18/24 (b)		627,874	628,265
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.8656% 9/25/34 (c)		489,672	486,899
Class M4, 3.1656% 9/25/34 (c)		683,353	446,244
Series 2005-WCH1 Class M4, 2.2686% 1/25/36 (c)		1,475,804	1,460,432
Progress Residential Trust Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)		168,000	175,312
Prosper Marketplace Issuance Trust Series 2017-1A Class A, 2.56% 6/15/23 (b)		15,830,000	15,889,199
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.8236% 4/25/33 (c)		5,108	4,628
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.8186% 3/25/35 (c)		532,606	510,472
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.0812% 6/15/33 (c)		239,641	238,533
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.7486% 9/25/34 (c)		34,104	31,416
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.8506% 9/25/34 (c)		28,819	27,011
Thunderbolt Aircraft Lease Ltd. Series 2017-A Class A, 4.212% 5/17/32 (b)		25,839,000	26,457,464
Towd Point Mortgage Trust Series 2017-1 Class A1, 2.75% 10/25/56 (b)(c)		33,308,753	33,534,673
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.5651% 4/6/42 (b)(c)		2,573,000	1,312,230
Tricon American Homes Trust Series 2016-SFR1:
Class B, 2.989% 11/17/33 (b)		517,000	511,552
Class F, 5.769% 11/17/33 (b)		456,000	464,650
Vericrest Opportunity Loan Trust Series 2014-NP11 Class A1, 3.875% 4/25/55 (b)		1,499,779	1,500,783
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 2.0217% 11/21/40 (b)(c)		305,000	265,350
TOTAL ASSET-BACKED SECURITIES
(Cost $341,793,311)			351,252,096

Collateralized Mortgage Obligations - 2.2%
Private Sponsor - 0.8%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1.1306% 6/27/36 (b)(c)		11,532,047	11,223,323
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 3.3296% 12/26/35 (b)(c)		1,986,333	1,991,422
BCAP LLC Trust sequential payer:
Series 2012-RR5 Class 8A5, 1.1783% 7/26/36 (b)(c)		1,823,511	1,760,310
Series 2013-RR4 Class 2A1, 3.4077% 5/26/47 (b)(c)		4,164,565	4,181,392
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.5836% 1/25/35 (c)		613,776	614,428
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)		8,089,395	8,075,464
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 3.3763% 1/25/37 (b)(c)		3,072,812	3,135,854
Credit Suisse Commercial Mortgage Trust Series 2014-15R Class 7A3, 1.6672% 10/26/37 (b)(c)		179,166	178,321
Credit Suisse Mortgage Trust Series 2010-9R Class 2A5, 4% 2/27/38 (b)		9,522,067	9,790,408
CSMC:
floater Series 2015-1R Class 6A1, 1.2609% 5/27/37 (b)(c)		8,721,379	8,347,144
Series 2011-2R Class 2A1, 3.1309% 7/27/36 (b)(c)		2,503,934	2,499,286
Series 2014-3R Class 2A1, 1.6817% 5/27/37 (b)(c)		1,001,289	968,073
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0249% 10/25/34 (c)		315,419	311,883
Freddie Mac Seasoned Credit Risk Transfer Series sequential payer Series 2017-1 Class MA, 3% 1/25/56		11,059,688	17,737,642
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.542% 12/25/46 (b)(c)		910,000	978,789
Series 2010-K7 Class B, 5.6853% 4/25/20 (b)(c)		1,000,000	1,084,625
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 2.8862% 3/25/37 (c)		567,299	564,755
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1.1843% 6/21/36 (b)(c)		6,735,322	6,652,841
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.0722% 8/25/36 (c)		841,189	776,742
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1.1517% 2/25/37 (c)		1,965,154	1,881,201
Mortgage Repurchase Agreement Funding Trust floater Series 2016-5 Class A, 2.1594% 6/10/19 (b)(c)		45,638,000	45,546,861
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (b)		2,842,568	2,843,477
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 3.2847% 3/26/37 (b)(c)		2,565,617	2,572,091
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1.2806% 7/25/35 (c)		547,188	535,194
RBSSP Resecuritization Trust sequential payer Series 2010-1 Class 2A1, 3.013% 7/26/45 (b)(c)		9,493,698	9,637,643
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 3.3394% 6/10/35 (b)(c)		233,661	224,728
Class B6, 3.8394% 6/10/35 (b)(c)		52,098	31,291
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 2.1999% 7/20/34 (c)		19,727	19,388
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.368% 4/25/33 (c)		54,239	54,526
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.6306% 9/25/43 (c)		8,501,580	8,207,609
Towd Point Mortgage Trust:
Series 2015-5 Class A1B, 2.75% 5/25/55 (b)		5,101,701	5,137,212
Series 2017-2 Class A1, 2.75% 4/25/57 (b)(c)		33,219,000	33,449,666
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 3.0737% 1/25/35 (c)		1,904,878	1,941,927
Series 2005-AR10 Class 2A15, 3.092% 6/25/35 (c)		10,152,632	10,378,480
Series 2005-AR2:
Class 1A2, 3.1529% 3/25/35 (c)		1,286,410	1,280,383
Class 3A1, 3.149% 3/25/35 (c)		16,488,602	16,670,864
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4:
Class 1A1, 3.3606% 6/27/36 (b)(c)		1,557,514	1,558,254
Class 2A1, 3.2504% 6/27/36 (b)(c)		1,730,278	1,725,231

TOTAL PRIVATE SPONSOR			224,568,728

U.S. Government Agency - 1.4%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1.8236% 2/25/32 (c)		23,716	24,074
Series 2002-39 Class FD, 1.9991% 3/18/32 (c)		40,745	41,566
Series 2002-60 Class FV, 2.0236% 4/25/32 (c)		49,743	50,739
Series 2002-63 Class FN, 2.0236% 10/25/32 (c)		67,313	68,630
Series 2002-7 Class FC, 1.7736% 1/25/32 (c)		24,402	24,753
Series 2002-94 Class FB, 1.4236% 1/25/18 (c)		6,142	6,145
Series 2003-118 Class S, 7.0764% 12/25/33 (c)(j)(k)		793,976	192,405
Series 2006-104 Class GI, 5.6564% 11/25/36 (c)(j)(k)		589,749	109,570
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		29,660	31,693
Series 1993-207 Class H, 6.5% 11/25/23		420,578	460,500
Series 1996-28 Class PK, 6.5% 7/25/25		130,051	142,829
Series 1999-17 Class PG, 6% 4/25/29		368,073	407,559
Series 1999-32 Class PL, 6% 7/25/29		355,109	393,471
Series 1999-33 Class PK, 6% 7/25/29		236,169	262,168
Series 2001-52 Class YZ, 6.5% 10/25/31		29,248	33,777
Series 2003-28 Class KG, 5.5% 4/25/23		238,189	254,856
Series 2004-21 Class QE, 4.5% 11/25/32		6,127	6,151
Series 2005-102 Class CO 11/25/35 (l)		202,315	182,382
Series 2005-73 Class SA, 14.8887% 8/25/35 (c)(k)		70,913	88,857
Series 2005-81 Class PC, 5.5% 9/25/35		427,876	475,276
Series 2006-12 Class BO 10/25/35 (l)		889,824	801,535
Series 2006-37 Class OW 5/25/36 (l)		87,175	77,313
Series 2006-45 Class OP 6/25/36 (l)		267,811	235,140
Series 2006-62 Class KP 4/25/36 (l)		422,917	373,794
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		72,283	83,618
Series 1999-25 Class Z, 6% 6/25/29		281,564	315,680
Series 2001-20 Class Z, 6% 5/25/31		389,726	429,787
Series 2001-31 Class ZC, 6.5% 7/25/31		213,446	242,939
Series 2002-16 Class ZD, 6.5% 4/25/32		112,072	129,516
Series 2002-74 Class SV, 6.5264% 11/25/32 (c)(j)		505,292	84,416
Series 2012-67 Class AI, 4.5% 7/25/27 (j)		2,551,824	274,838
Series 06-116 Class SG, 5.6164% 12/25/36 (c)(j)(k)		397,246	83,739
Series 07-40 Class SE, 5.4164% 5/25/37 (c)(j)(k)		226,721	44,843
Series 1993-165 Class SH, 16.9046% 9/25/23 (c)(k)		17,330	21,944
Series 2003-21 Class SK, 7.0764% 3/25/33 (c)(j)(k)		59,325	12,545
Series 2003-35 Class TQ, 6.4764% 5/25/18 (c)(j)(k)		8,554	192
Series 2005-72 Class ZC, 5.5% 8/25/35		2,747,998	3,026,713
Series 2005-79 Class ZC, 5.9% 9/25/35		1,750,119	2,017,107
Series 2007-57 Class SA, 34.4786% 6/25/37 (c)(k)		190,612	381,267
Series 2007-66:
Class SA, 33.4586% 7/25/37 (c)(k)		285,527	569,370
Class SB, 33.4586% 7/25/37 (c)(k)		122,657	218,087
Series 2007-75 Class JI, 5.5214% 8/25/37 (c)(j)		8,509,637	1,524,671
Series 2008-12 Class SG, 5.3264% 3/25/38 (c)(j)(k)		1,532,199	260,925
Series 2009-114 Class AI, 5% 12/25/23 (j)		27,580	59
Series 2009-16 Class SA, 5.2264% 3/25/24 (c)(j)(k)		2,069	26
Series 2009-76 Class MI, 5.5% 9/25/24 (j)		31,688	737
Series 2009-85 Class IB, 4.5% 8/25/24 (j)		108,960	5,391
Series 2009-93 Class IC, 4.5% 9/25/24 (j)		158,285	7,530
Series 2010-112 Class SG, 5.3364% 6/25/21 (c)(j)(k)		109,252	4,429
Series 2010-12 Class AI, 5% 12/25/18 (j)		205,536	3,746
Series 2010-135 Class LS, 5.0264% 12/25/40 (c)(j)(k)		1,440,550	232,500
Series 2010-139 Class NI, 4.5% 2/25/40 (j)		1,350,748	151,742
Series 2010-150 Class ZC, 4.75% 1/25/41		5,641,359	6,306,581
Series 2010-17 Class DI, 4.5% 6/25/21 (j)		83,611	2,800
Series 2010-23:
Class AI, 5% 12/25/18 (j)		65,946	1,012
Class HI, 4.5% 10/25/18 (j)		68,892	1,400
Series 2010-29 Class LI, 4.5% 6/25/19 (j)		191,090	3,405
Series 2010-95 Class ZC, 5% 9/25/40		12,102,322	13,611,036
Series 2010-97 Class CI, 4.5% 8/25/25 (j)		397,268	24,292
Series 2011-110 Class SA, 5.5864% 4/25/41 (c)(j)(k)		3,890,584	569,238
Series 2011-112 Class SA, 5.5264% 11/25/41 (c)(j)(k)		3,905,487	687,549
Series 2011-123 Class SD, 5.5764% 8/25/39 (c)(j)(k)		3,355,697	453,088
Series 2011-39 Class ZA, 6% 11/25/32		996,098	1,130,030
Series 2011-4 Class PZ, 5% 2/25/41		2,496,763	2,876,938
Series 2011-67 Class AI, 4% 7/25/26 (j)		413,524	39,535
Series 2011-83 Class DI, 6% 9/25/26 (j)		600,059	62,375
Series 2012-100 Class WI, 3% 9/25/27 (j)		6,500,913	612,833
Series 2012-14 Class JS, 5.6264% 12/25/30 (c)(j)(k)		2,178,078	285,990
Series 2012-47 Class SD, 5.4264% 5/25/42 (c)(j)(k)		9,749,128	1,857,981
Series 2012-9 Class SH, 5.5264% 6/25/41 (c)(j)(k)		3,048,445	453,085
Series 2013-133 Class IB, 3% 4/25/32 (j)		4,015,278	385,833
Series 2013-51 Class GI, 3% 10/25/32 (j)		5,848,991	639,642
Series 2013-N1 Class A, 5.6964% 6/25/35 (c)(j)(k)		1,219,559	228,087
Series 2015-42:
Class IL, 6% 6/25/45 (j)		9,073,782	2,114,169
Class LS, 5.1764% 6/25/45 (c)(j)(k)		15,137,865	2,459,078
Series 2015-70 Class JC, 3% 10/25/45		7,935,972	8,143,942
Series 2016-78 Class CS, 5.0764% 5/25/39 (c)(j)(k)		17,498,576	3,017,628
Series 2017-30 Class AI, 5.5% 5/25/47		4,678,684	1,045,899
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (j)		17,128	229
Class 5, 5.5% 7/25/33 (j)		213,528	40,306
Series 343 Class 16, 5.5% 5/25/34 (j)		182,561	33,047
Series 348 Class 14, 6.5% 8/25/34 (c)(j)		132,554	31,105
Series 351:
Class 12, 5.5% 4/25/34 (c)(j)		86,139	14,107
Class 13, 6% 3/25/34 (j)		116,120	23,157
Series 359 Class 19, 6% 7/25/35 (c)(j)		77,957	14,839
Series 384 Class 6, 5% 7/25/37 (j)		965,868	169,342
Freddie Mac:
floater:
Series 2412 Class FK, 1.7891% 1/15/32 (c)		17,973	18,242
Series 2423 Class FA, 1.8891% 3/15/32 (c)		25,764	26,219
Series 2424 Class FM, 1.9891% 3/15/32 (c)		28,671	29,219
Series 2432:
Class FE, 1.8891% 6/15/31 (c)		47,943	48,737
Class FG, 1.8891% 3/15/32 (c)		15,144	15,401
floater target amortization class Series 3366 Class FD, 1.2391% 5/15/37 (c)		1,100,801	1,098,548
planned amortization class:
Series 2006-15 Class OP 3/25/36 (l)		785,666	693,580
Series 2095 Class PE, 6% 11/15/28		404,266	448,994
Series 2101 Class PD, 6% 11/15/28		39,639	42,716
Series 2121 Class MG, 6% 2/15/29		169,545	188,359
Series 2131 Class BG, 6% 3/15/29		1,150,290	1,279,894
Series 2137 Class PG, 6% 3/15/29		184,279	203,524
Series 2154 Class PT, 6% 5/15/29		286,823	319,429
Series 2162 Class PH, 6% 6/15/29		68,353	75,173
Series 2520 Class BE, 6% 11/15/32		363,339	393,638
Series 2585 Class KS, 6.6109% 3/15/23 (c)(j)(k)		21,422	1,998
Series 2693 Class MD, 5.5% 10/15/33		4,241,820	4,755,616
Series 2802 Class OB, 6% 5/15/34		685,465	754,386
Series 2937 Class KC, 4.5% 2/15/20		515,510	525,816
Series 2962 Class BE, 4.5% 4/15/20		637,902	656,654
Series 3002 Class NE, 5% 7/15/35		1,042,333	1,138,097
Series 3110 Class OP 9/15/35 (l)		495,644	458,894
Series 3119 Class PO 2/15/36 (l)		881,239	784,014
Series 3121 Class KO 3/15/36 (l)		154,137	137,199
Series 3123 Class LO 3/15/36 (l)		499,493	441,906
Series 3145 Class GO 4/15/36 (l)		480,735	425,051
Series 3189 Class PD, 6% 7/15/36		1,011,974	1,154,861
Series 3225 Class EO 10/15/36 (l)		281,959	247,537
Series 3258 Class PM, 5.5% 12/15/36		483,139	535,057
Series 3415 Class PC, 5% 12/15/37		376,504	410,818
Series 3786 Class HI, 4% 3/15/38 (j)		1,265,826	105,449
Series 3806 Class UP, 4.5% 2/15/41		2,688,193	2,874,091
Series 3832 Class PE, 5% 3/15/41		2,375,210	2,662,969
sequential payer:
Series 2135 Class JE, 6% 3/15/29		82,762	92,169
Series 2274 Class ZM, 6.5% 1/15/31		92,741	105,772
Series 2281 Class ZB, 6% 3/15/30		228,971	246,214
Series 2303 Class ZV, 6% 4/15/31		92,294	102,960
Series 2357 Class ZB, 6.5% 9/15/31		701,947	810,524
Series 2502 Class ZC, 6% 9/15/32		197,610	215,049
Series 2519 Class ZD, 5.5% 11/15/32		323,532	348,251
Series 2546 Class MJ, 5.5% 3/15/23		148,272	156,681
Series 2601 Class TB, 5.5% 4/15/23		70,322	75,383
Series 2998 Class LY, 5.5% 7/15/25		213,913	231,550
Series 3871 Class KB, 5.5% 6/15/41		4,329,000	5,077,223
Series 06-3115 Class SM, 5.6109% 2/15/36 (c)(j)(k)		335,753	67,798
Series 2013-4281 Class AI, 4% 12/15/28 (j)		4,296,623	383,083
Series 2844:
Class SC, 40.3708% 8/15/24(c)(k)		8,456	12,445
Class SD, 73.5916% 8/15/24 (c)(k)		12,441	24,174
Series 2933 Class ZM, 5.75% 2/15/35		3,159,723	3,690,520
Series 2935 Class ZK, 5.5% 2/15/35		3,945,027	4,453,335
Series 2947 Class XZ, 6% 3/15/35		1,268,923	1,415,331
Series 2996 Class ZD, 5.5% 6/15/35		2,562,959	2,935,975
Series 3055 Class CS, 5.6009% 10/15/35 (c)(j)		477,929	94,247
Series 3237 Class C, 5.5% 11/15/36		3,639,556	4,137,480
Series 3244 Class SG, 5.6709% 11/15/36 (c)(j)(k)		1,133,003	220,309
Series 3284 Class CI, 5.1309% 3/15/37 (c)(j)		2,550,945	478,429
Series 3287 Class SD, 5.7609% 3/15/37 (c)(j)(k)		1,675,253	343,216
Series 3297 Class BI, 5.7709% 4/15/37 (c)(j)(k)		2,478,738	520,803
Series 3336 Class LI, 5.5909% 6/15/37 (c)(j)		789,629	138,586
Series 3772 Class BI, 4.5% 10/15/18 (j)		248,893	4,893
Series 3949 Class MK, 4.5% 10/15/34		743,694	798,972
Series 3955 Class YI, 3% 11/15/21 (j)		2,183,042	100,020
Series 4055 Class BI, 3.5% 5/15/31 (j)		3,655,510	368,987
Series 4149 Class IO, 3% 1/15/33 (j)		2,544,642	323,339
Series 4314 Class AI, 5% 3/15/34 (j)		1,391,993	177,917
Series 4427 Class LI, 3.5% 2/15/34 (j)		6,769,920	815,172
Series 4471 Class PA 4% 12/15/40		9,709,381	10,198,948
target amortization class Series 2156 Class TC, 6.25% 5/15/29		226,763	244,831
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.8891% 2/15/24 (c)		91,621	92,581
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		148,175	164,433
Series 2056 Class Z, 6% 5/15/28		319,657	354,707
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		8,224,147	8,803,604
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 5.6976% 6/16/37 (c)(j)(k)		487,812	99,295
Series 2010-H03 Class FA, 1.5328% 3/20/60 (c)(m)		5,986,505	5,996,168
Series 2010-H17 Class FA, 1.3128% 7/20/60 (c)(m)		657,614	652,819
Series 2010-H18 Class AF, 1.13% 9/20/60 (c)(m)		824,068	817,429
Series 2010-H19 Class FG, 1.13% 8/20/60 (c)(m)		909,631	903,835
Series 2010-H27 Series FA, 1.21% 12/20/60 (c)(m)		1,665,281	1,655,833
Series 2011-H05 Class FA, 1.33% 12/20/60 (c)(m)		2,572,814	2,573,160
Series 2011-H07 Class FA, 1.4828% 2/20/61 (c)(m)		5,089,204	5,089,568
Series 2011-H12 Class FA, 1.4728% 2/20/61 (c)(m)		6,687,546	6,686,255
Series 2011-H13 Class FA, 1.33% 4/20/61 (c)(m)		2,390,762	2,391,097
Series 2011-H14:
Class FB, 1.33% 5/20/61 (c)(m)		2,737,139	2,733,080
Class FC, 1.33% 5/20/61 (c)(m)		2,526,448	2,524,464
Series 2011-H17 Class FA, 1.36% 6/20/61 (c)(m)		3,272,251	3,275,446
Series 2011-H21 Class FA, 1.43% 10/20/61 (c)(m)		6,457,239	6,477,504
Series 2012-H01 Class FA, 1.53% 11/20/61 (c)(m)		3,190,547	3,208,099
Series 2012-H03 Class FA, 1.53% 1/20/62 (c)(m)		2,051,890	2,063,222
Series 2012-H06 Class FA, 1.46% 1/20/62 (c)(m)		3,054,821	3,064,779
Series 2012-H07 Class FA, 1.46% 3/20/62 (c)(m)		1,916,708	1,924,840
Series 2012-H21 Class DF, 1.48% 5/20/61 (c)(m)		4,649,388	4,660,961
Series 2012-H23 Class WA, 1.35% 10/20/62 (c)(m)		1,588,568	1,589,895
Series 2012-H26, Class CA, 1.36% 7/20/60 (c)(m)		5,960,728	5,975,448
Series 2013-H07 Class BA, 1.19% 3/20/63 (c)(m)		2,586,188	2,569,351
Series 2014-H03 Class FA, 1.5828% 1/20/64 (c)(m)		2,999,117	3,009,129
Series 2014-H05 Class FB, 1.5828% 12/20/63 (c)(m)		7,834,095	7,849,829
Series 2014-H11 Class BA, 1.4828% 6/20/64 (c)(m)		11,890,649	11,873,226
Series 2014-H20 Class BF, 1.4828% 9/20/64 (c)(m)		37,631,119	37,574,537
Series 2016-H20 Class FM, 1.3828% 12/20/62 (c)(m)		15,361,911	15,375,460
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29		406,622	458,544
Series 1997-8 Class PE, 7.5% 5/16/27		175,717	203,740
Series 2011-136 Class WI, 4.5% 5/20/40 (j)		958,387	113,882
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34		1,599,775	1,766,856
Series 2010-160 Class DY, 4% 12/20/40		19,029,263	20,321,527
Series 2010-170 Class B, 4% 12/20/40		4,300,905	4,592,893
Series 2004-32 Class GS, 5.5076% 5/16/34 (c)(j)(k)		262,790	48,606
Series 2004-73 Class AL, 6.2076% 8/17/34 (c)(j)(k)		317,649	71,887
Series 2007-35 Class SC, 34.2454% 6/16/37 (c)(k)		20,228	37,263
Series 2010-H10 Class FA, 1.3128% 5/20/60 (c)(m)		2,119,826	2,104,597
Series 2011-94 Class SA, 5.1072% 7/20/41 (c)(j)(k)		1,676,999	280,289
Series 2012-76 Class GS, 5.7076% 6/16/42 (c)(j)(k)		984,579	186,813
Series 2013-124:
Class ES, 7.343% 4/20/39 (c)(k)		3,358,307	3,545,251
Class ST, 7.4763% 8/20/39 (c)(k)		7,262,719	7,837,460
Series 2015-H13 Class HA, 2.5% 8/20/64 (m)		27,661,542	27,939,854
Series 2015-H17 Class HA, 2.5% 5/20/65 (m)		24,043,721	24,291,741
Series 2015-H21:
Class HA, 2.5% 6/20/63 (m)		5,323,269	5,371,660
Class JA, 2.5% 6/20/65 (m)		24,592,616	24,828,735
Series 2017-H06 Class FA, 1.17% 8/20/66 (c)(m)		26,639,173	26,685,685

TOTAL U.S. GOVERNMENT AGENCY			427,293,127

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $649,740,225)			651,861,855

Commercial Mortgage Securities - 2.0%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		180,000	203,103
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	128,828
Series 1997-D5 Class PS1, 1.7316% 2/14/43 (c)(j)		147,533	1,572
Aventura Mall Trust Series 2013-AVM Class E, 3.8674% 12/5/32 (b)(c)		692,000	710,010
Banc of America Commercial Mortgage Trust:
sequential payer Series 2007-5 Class A1A, 5.361% 2/10/51		10,536,675	10,615,940
Series 2004-1 Class F, 5.279% 11/10/39 (b)(c)		6,496	6,494
Series 2005-1 Class CJ, 5.2802% 11/10/42 (c)		21,044	21,018
Series 2005-5 Class D, 5.5806% 10/10/45 (c)		278,705	278,472
Series 2008-1 Class D, 6.49% 2/10/51 (b)(c)		125,000	94,856
BANK Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)		1,323,000	1,107,758
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (c)		957,000	983,079
Class D, 3.25% 2/15/50 (b)		667,000	542,980
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class XA, 2.1683% 7/15/49 (c)(j)		46,174,833	5,453,414
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class A, 3.3228% 9/10/28 (b)		4,376,803	4,516,615
Class E, 4.4272% 9/10/28 (b)(c)		1,782,000	1,714,329
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 2.2986% 12/25/33 (b)(c)		22,828	21,243
Series 2005-4A:
Class A2, 1.4136% 1/25/36 (b)(c)		606,443	561,354
Class B1, 2.4236% 1/25/36 (b)(c)		27,091	21,625
Class M1, 1.4736% 1/25/36 (b)(c)		195,627	175,045
Class M2, 1.4936% 1/25/36 (b)(c)		58,688	52,080
Class M3, 1.5236% 1/25/36 (b)(c)		85,709	70,594
Class M4, 1.6336% 1/25/36 (b)(c)		47,402	41,790
Class M5, 1.6736% 1/25/36 (b)(c)		47,402	36,104
Class M6, 1.7236% 1/25/36 (b)(c)		50,346	38,602
Series 2006-3A Class M4, 1.4206% 10/25/36 (b)(c)		26,113	20,371
Series 2007-1 Class A2, 1.2606% 3/25/37 (b)(c)		389,989	345,882
Series 2007-2A:
Class A1, 1.2517% 7/25/37 (b)(c)		408,613	373,795
Class A2, 1.3017% 7/25/37 (b)(c)		381,793	348,989
Class M1, 1.3517% 7/25/37 (b)(c)		134,064	104,087
Class M2, 1.3917% 7/25/37 (b)(c)		73,258	56,611
Class M3, 1.4717% 7/25/37 (b)(c)		57,583	44,973
Series 2007-3:
Class A2, 1.2717% 7/25/37 (b)(c)		360,360	302,143
Class M1, 1.2917% 7/25/37 (b)(c)		78,267	61,537
Class M2, 1.3217% 7/25/37 (b)(c)		83,888	63,823
Class M3, 1.3517% 7/25/37 (b)(c)		132,187	98,362
Class M4, 1.4817% 7/25/37 (b)(c)		207,553	141,440
Class M5, 1.5817% 7/25/37 (b)(c)		77,721	41,535
Series 2007-4A Class M1, 1.9406% 9/25/37 (b)(c)		31,895	11,009
Series 2006-3A, Class IO, 0% 10/25/36 (b)(c)(j)		3,968,867	0
BBCMS Mortgage Trust Series 2016-ETC:
Class D, 3.7292% 8/14/36 (b)(c)		1,000,000	971,755
Class E, 3.7292% 8/14/36 (b)(c)		1,000,000	909,418
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.714% 4/12/38 (b)(c)		119,334	120,873
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (b)		603,168	622,892
BLCP Hotel Trust floater Series 2014-CLRN Class F, 4.0226% 8/15/29 (b)(c)		832,000	824,310
BWAY Mortgage Trust Series 2015-1740 Class E, 3.9516% 1/10/35 (b)(c)		1,000,000	988,919
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class E, 5.6712% 4/10/29 (b)(c)		606,000	594,034
CD Mortgage Trust Series 2017-CD3:
Class C, 4.563% 2/10/50		1,360,000	1,438,159
Class D, 3.25% 2/10/50 (b)		754,000	629,024
CDGJ Commercial Mortgage Trust Series 2014-BXCH:
Class A, 2.3939% 12/15/27 (b)(c)		11,488,132	11,509,742
Class DPA, 3.9939% 12/15/27 (b)(c)		5,481,001	5,505,081
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.9452% 12/15/47 (b)(c)		750,000	843,697
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 3.4829% 6/15/31 (b)(c)		501,038	460,051
Class YTC3, 3.4829% 6/15/31 (b)(c)		180,413	163,352
Series 2014-FL1, 3.4829% 6/15/31 (b)(c)		501,038	464,930
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.9121% 4/10/28 (b)(c)		162,000	163,176
Class F, 3.9121% 4/10/28 (b)(c)		1,133,000	1,118,053
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (b)		690,164	703,186
Series 1998-2 Class J, 6.39% 11/18/30 (b)		487,111	488,729
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.2753% 9/10/46 (b)(c)		1,927,000	1,857,768
Series 2015-GC33 Class XA, 1.1237% 9/10/58 (c)(j)		92,635,051	5,648,987
Series 2015-SHP2 Class E, 5.344% 7/15/27 (b)(c)		693,000	694,990
Series 2016-C3 Class D, 3% 11/15/49 (b)		1,451,000	1,059,933
Series 2016-P6 Class XA, 0.9823% 12/10/49 (c)(j)		83,505,766	4,206,378
Series 2016-SMPL Class E, 4.509% 9/10/31 (b)		756,000	760,478
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (b)(c)	CAD	138,000	102,158
Class G, 5.01% 5/15/44 (b)(c)	CAD	30,000	22,079
Class H, 5.01% 5/15/44 (b)(c)	CAD	20,000	14,651
Class J, 5.01% 5/15/44 (b)(c)	CAD	20,000	14,528
Class K, 5.01% 5/15/44 (b)(c)	CAD	10,000	7,233
Class L, 5.01% 5/15/44 (b)(c)	CAD	36,000	25,823
Class M, 5.01% 5/15/44 (b)(c)	CAD	165,000	116,898
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 4.063% 8/13/27 (b)(c)		735,000	738,104
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		1,410,000	1,026,205
Series 2012-CR1:
Class C, 5.4987% 5/15/45 (c)		850,000	902,521
Class D, 5.4987% 5/15/45 (b)(c)		1,510,000	1,484,346
Class G, 2.462% 5/15/45 (b)		231,000	134,300
Series 2012-CR5 Class D, 4.4748% 12/10/45 (b)(c)		740,000	713,334
Series 2012-LC4:
Class C, 5.7631% 12/10/44 (c)		260,000	285,083
Class D, 5.7631% 12/10/44 (b)(c)		1,437,000	1,450,427
Series 2013-CCRE6 Class E, 4.309% 3/10/46 (b)(c)		42,000	31,031
Series 2013-CR10:
Class C, 4.9484% 8/10/46 (b)(c)		270,000	277,026
Class D, 4.9484% 8/10/46 (b)(c)		1,578,000	1,371,484
Series 2013-CR12 Class D, 5.2519% 10/10/46 (b)(c)		1,680,000	1,389,372
Series 2013-CR6 Class F, 4.309% 3/10/46 (b)(c)		418,000	270,634
Series 2013-CR9:
Class C, 4.3972% 7/10/45 (b)(c)		525,000	527,169
Class D, 4.3972% 7/10/45 (b)(c)		252,000	220,338
Series 2013-LC6 Class D, 4.426% 1/10/46 (b)(c)		1,405,000	1,285,290
Series 2014-CR15 Class D, 4.9124% 2/10/47 (b)(c)		258,000	231,872
Series 2014-CR17:
Class D, 4.9587% 5/10/47 (b)(c)		799,000	703,496
Class E, 4.9587% 5/10/47 (b)(c)		182,000	124,679
Series 2014-CR19 Class XA, 1.4103% 8/10/47 (c)(j)		151,859,873	8,549,772
Series 2014-CR20 Class XA, 1.1759% 11/10/47 (c)(j)		198,603,286	12,035,578
Series 2014-LC17 Class XA, 1.1256% 10/10/47 (c)(j)		50,846,757	2,088,190
Series 2014-UBS2 Class D, 5.1819% 3/10/47 (b)(c)		844,000	721,760
Series 2014-UBS4 Class XA, 1.3975% 8/10/47 (c)(j)		80,930,197	4,777,051
Series 2014-UBS6 Class XA, 1.195% 12/10/47 (c)(j)		153,507,503	7,934,158
Series 2015-3BP Class F, 3.3463% 2/10/35 (b)(c)		1,500,000	1,364,980
Series 2015-CR23 Class CME, 3.8073% 5/10/48 (b)(c)		483,000	443,405
Series 2015-DC1 Class XA, 1.3149% 2/10/48 (c)(j)		156,575,331	9,411,054
Series 2016-CD1 Class D, 2.7723% 8/10/49 (b)(c)		1,006,000	762,917
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)		772,000	644,316
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.8927% 5/10/43 (b)(c)		1,290,000	1,292,838
Commercial Mortgage Asset Trust Series 1999-C2 Class H, 6% 11/17/32 (b)		704,980	715,754
Commercial Mortgage Trust Series 2016-CD2:
Class C, 3.031% 11/10/49		971,000	987,495
Class D, 2.9159% 11/10/49 (c)		508,000	405,606
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class E, 5.002% 8/15/45 (b)(c)		1,727,000	1,689,331
Class F, 4.25% 8/15/45 (b)		1,418,000	1,137,160
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		496,000	303,243
Core Industrial Trust:
Series 2015-CALW Class G, 3.9787% 2/10/34 (b)(c)		625,000	611,212
Series 2015-TEXW Class F, 3.977% 2/10/34 (b)(c)		493,000	476,762
Series 2015-WEST Class F, 4.3677% 2/10/37 (b)(c)		1,566,000	1,488,432
Cosmopolitan Hotel Trust floater Series 2016-CSMO Class C, 3.639% 11/15/33 (b)(c)		693,000	699,300
Credit Suisse Commercial Mortgage Trust Series 2007-C5 Class A4, 5.695% 9/15/40 (c)		641,014	641,506
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (b)		517,997	525,982
Class H, 6% 5/17/40 (b)		90,315	71,053
Series 1998-C2 Class G, 6.75% 11/15/30 (b)		165,026	167,183
CSMC Series 2015-TOWN:
Class A, 2.2444% 3/15/28 (b)(c)		9,866,000	9,857,916
Class B, 2.8939% 3/15/28 (b)(c)		3,043,000	3,040,536
Class C, 3.2439% 3/15/28 (b)(c)		2,964,000	2,962,672
Class D, 4.1939% 3/15/28 (b)(c)		4,485,000	4,485,001
Class E, 5.1439% 3/15/28 (b)(c)		20,318,000	20,343,458
CSMC Trust:
floater Series 2015-DEAL:
Class E, 4.989% 4/15/29 (b)(c)		1,109,000	1,114,908
Class F, 5.739% 4/15/29 (b)(c)		989,000	990,237
Series 2016-MFF Class F, 8.2439% 11/15/33 (b)(c)		968,000	974,107
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (b)(c)		1,449,000	1,321,996
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class D, 5.8706% 11/10/46 (b)(c)		500,000	546,124
Class E, 5.8706% 11/10/46 (b)(c)		1,810,000	1,926,605
Class F, 5.8706% 11/10/46 (b)(c)		1,560,000	1,521,951
Class G, 4.652% 11/10/46 (b)		1,948,000	1,714,665
Class XB, 0.3791% 11/10/46 (b)(c)(j)		20,920,000	217,752
Series 2011-LC3A Class D, 5.5102% 8/10/44 (b)(c)		812,000	841,323
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.636% 9/10/49 (c)		600,000	582,466
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.6639% 12/25/43 (c)(j)		1,640,000	138,738
Series K012 Class X3, 2.3287% 1/25/41 (c)(j)		1,770,272	133,419
Series K013 Class X3, 2.9089% 1/25/43 (c)(j)		820,000	78,870
Series K723 Class A1, 2.292% 4/25/23		8,813,334	8,870,320
Series KAIV Class X2, 3.6147% 6/25/46 (c)(j)		420,000	54,119
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.3625% 9/25/45 (b)(c)		1,815,000	1,967,333
Series 2011-K10 Class B, 4.7902% 11/25/49 (b)(c)		500,000	534,541
Series 2011-K11 Class B, 4.573% 12/25/48 (b)(c)		750,000	798,409
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (b)(c)		18,910,000	19,377,489
Class CFX, 3.4949% 12/15/34 (b)(c)		14,152,000	14,421,617
Class DFX, 3.3822% 12/15/34 (b)(c)		27,804,000	28,265,499
Class EFX, 3.4949% 12/15/34 (b)(c)		1,750,000	1,748,508
Class FFX, 3.4949% 12/15/34 (b)(c)		1,915,000	1,897,378
GE Capital Commercial Mortgage Corp. Series 2007-C1 Class A1A, 5.483% 12/10/49		2,067,344	2,065,165
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		198,103	192,369
Series 1997-C2 Class G, 6.75% 4/15/29 (c)		80,784	81,368
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	761,174
GP Portfolio Trust Series 2014-GPP:
Class D, 3.9944% 2/15/27 (b)(c)		291,000	291,734
Class E, 5.0944% 2/15/27 (b)(c)		378,000	368,165
Grace Mortgage Trust Series 2014-GRCE Class F, 3.7098% 6/10/28 (b)(c)		357,000	357,004
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.1674% 8/10/43 (b)(c)		617,000	641,038
Class E, 4% 8/10/43 (b)		1,240,000	1,180,955
Class F, 4% 8/10/43 (b)		894,000	767,615
Class X, 1.5156% 8/10/43 (b)(c)(j)		4,844,606	174,813
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.9939% 7/15/31 (b)(c)		375	371
Series 2010-C2:
Class D, 5.3563% 12/10/43 (b)(c)		720,000	730,282
Class XA, 0.3125% 12/10/43 (b)(c)(j)		3,226,875	15,081
Series 2011-GC3 Class D, 5.8201% 3/10/44 (b)(c)		294,000	307,798
Series 2011-GC5:
Class C, 5.5657% 8/10/44 (b)(c)		1,050,000	1,108,838
Class D, 5.5657% 8/10/44 (b)(c)		1,500,000	1,443,227
Class E, 5.5657% 8/10/44 (b)(c)		711,000	565,200
Class F, 4.5% 8/10/44 (b)		1,020,000	689,311
Series 2012-GC6:
Class D, 5.8407% 1/10/45 (b)(c)		1,156,000	1,113,179
Class E, 5% 1/10/45 (b)(c)		412,000	350,340
Series 2012-GC6I Class F, 5% 1/10/45 (c)		390,000	252,821
Series 2012-GCJ7:
Class C, 5.889% 5/10/45 (c)		630,000	664,366
Class D, 5.889% 5/10/45 (b)(c)		2,204,000	2,165,736
Class E, 5% 5/10/45 (b)		1,311,000	1,056,315
Class F, 5% 5/10/45 (b)		2,079,000	1,323,784
Series 2012-GCJ9:
Class D, 5.0129% 11/10/45 (b)(c)		1,972,000	1,879,740
Class E, 5.0129% 11/10/45 (b)(c)		1,290,000	1,144,717
Series 2013-GC10 Class D, 4.5568% 2/10/46 (b)(c)		920,000	887,422
Series 2013-GC12:
Class D, 4.584% 6/10/46 (b)(c)		219,000	196,266
Class XA, 1.6912% 6/10/46 (c)(j)		30,487,612	1,919,509
Series 2013-GC13 Class D, 4.2029% 7/10/46 (b)(c)		1,858,000	1,718,677
Series 2013-GC16:
Class C, 5.4975% 11/10/46 (c)		662,844	726,232
Class D, 5.4975% 11/10/46 (b)(c)		1,009,000	962,146
Class F, 3.5% 11/10/46 (b)		999,000	687,941
Series 2014-GC20 Class XA, 1.1704% 4/10/47 (c)(j)		237,009,844	12,635,658
Series 2015-GC34 Class XA, 1.5213% 10/10/48 (c)(j)		29,319,042	2,448,738
Series 2016-GS2 Class C, 4.6809% 5/10/49 (c)		699,000	753,278
Series 2016-GS3 Class D, 2.728% 10/10/49 (b)		1,776,000	1,361,374
Series 2016-GS4 Class C, 3.8041% 11/10/49		728,000	732,948
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		1,113,000	1,078,996
Series 2016-RENT:
Class E, 4.2022% 2/10/29 (b)(c)		495,000	494,560
Class F, 4.2022% 2/10/29 (b)(c)		1,520,000	1,426,048
Series 2017-GS6 Class D, 3.331% 5/10/50 (b)		1,113,000	896,263
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 4.2439% 7/15/29 (b)(c)		617,000	619,673
Series 2016-HHV Class F, 4.3333% 11/5/38 (b)(c)		1,134,000	890,699
Series 2016-SFP Class F, 6.0801% 11/5/35 (b)		567,000	565,156
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class F, 4.4839% 11/15/29 (b)(c)		406,000	401,419
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 1.3377% 4/15/47 (c)(j)		23,785,478	772,041
Series 2014-C22 Class D, 4.7116% 9/15/47 (b)(c)		525,000	442,090
Series 2014-C26 Class D, 4.0689% 1/15/48 (b)(c)		707,000	597,628
Series 2015-C30 Class XA, 0.8418% 7/15/48 (c)(j)		83,973,689	2,968,294
Series 2015-C32 Class C, 4.8181% 11/15/48 (c)		1,907,000	1,842,355
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4619% 12/15/49 (b)		1,462,000	1,134,220
JPMDB Commercial Mortgage Securities Trust Series 2016-C4:
Class C, 3.0971% 12/15/49		946,000	885,950
Class D, 3.2248% 12/15/49 (b)(c)		1,148,000	883,258
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (b)		440,000	459,964
Series 2003-C1 Class F, 5.4363% 1/12/37 (b)(c)		244,584	243,466
Series 2009-IWST:
Class C, 7.6935% 12/5/27(b)(c)		380,000	428,440
Class D, 7.6935% 12/5/27 (b)(c)		1,885,000	2,095,389
Series 2010-CNTR Class D, 6.3899% 8/5/32 (b)(c)		695,000	753,964
Series 2012-CBX:
Class C, 5.3877% 6/15/45 (c)		250,000	264,881
Class D, 5.3877% 6/16/45 (b)(c)		690,000	706,845
Class E, 5.3877% 6/15/45 (b)(c)		1,043,000	1,052,297
Class F, 4% 6/15/45 (b)		988,000	785,057
Class G 4% 6/15/45 (b)		1,079,000	663,361
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class A, 1.8891% 4/15/27 (b)(c)		2,762,245	2,768,342
Class C, 2.6391% 4/15/27 (b)(c)		4,460,000	4,395,005
Class D, 3.2391% 4/15/27 (b)(c)		9,517,000	9,330,525
sequential payer Series 2007-LD11 Class A4, 6.004% 6/15/49 (c)		96,003	95,914
Series 2004-CBX Class D, 5.097% 1/12/37 (c)		170,000	175,484
Series 2004-LN2 Class D, 5.5637% 7/15/41 (c)		420,000	37,641
Series 2005-LDP2:
Class E, 4.981% 7/15/42 (c)		462,000	467,789
Class F, 5.01% 7/15/42 (c)		189,000	190,733
Series 2011-C3:
Class E, 5.8007% 2/15/46 (b)(c)		700,000	710,407
Class H, 4.409% 2/15/46 (b)(c)		756,000	533,739
Class J, 4.409% 2/15/46 (b)(c)		106,000	63,085
Series 2011-C4:
Class E, 5.5344% 7/15/46 (b)(c)		1,130,000	1,166,905
Class F, 3.873% 7/15/46 (b)		105,000	87,756
Class H, 3.873% 7/15/46 (b)		674,250	466,645
Class NR, 3.873% 7/15/46 (b)		385,000	228,974
Class TAC1, 7.99% 7/15/46 (b)		730,070	733,237
Class TAC2, 7.99% 7/15/46 (b)		671,000	668,133
Series 2011-C5:
Class B. 5.5878% 8/15/46 (b)(c)		1,140,000	1,255,774
Class C, 5.5878% 8/15/46 (b)(c)		1,102,648	1,195,944
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (c)		1,163,000	1,156,614
Class D, 4.4021% 4/15/46 (c)		1,800,000	1,647,700
Class F, 3.25% 4/15/46 (b)(c)		1,682,000	948,116
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (b)(c)		816,000	774,421
Class E, 3.9314% 6/10/27 (b)(c)		1,169,000	1,095,077
Series 2015-UES Class F, 3.7417% 9/5/32 (b)(c)		1,155,000	1,123,123
Series 2016-WP Class TA, 2.4439% 10/15/33 (b)(c)		15,063,000	15,138,369
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 4.0278% 5/15/31 (b)(c)		1,218,000	1,196,033
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.2056% 7/15/44 (c)		3,025,783	3,027,267
LB-UBS Commercial Mortgage Trust:
Series 2004-C2 Class G, 4.595% 3/15/36 (b)(c)		18,764	18,730
Series 2007-C6 Class A4, 5.858% 7/15/40 (c)		140,307	140,294
Series 2007-C7 Class A3, 5.866% 9/15/45		9,130,743	9,211,124
Liberty Street Trust Series 2016-225L:
Class D, 4.8035% 2/10/36 (b)(c)		588,000	628,865
Class E, 4.8035% 2/10/36 (b)(c)		1,050,000	1,062,893
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.7939% 9/15/28 (b)(c)		10,020,518	10,052,167
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 5.0051% 1/20/41 (b)(c)		256,000	256,734
Class E, 5.0051% 1/20/41 (b)(c)		400,000	367,358
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (c)		118,918	118,572
Merrill Lynch Mortgage Trust:
Series 2006-C1 Class AJ, 5.7513% 5/12/39 (c)		514,470	513,959
Series 2007-C1 Class A4, 6.0269% 6/12/50 (c)		350,766	350,354
Series 2008-C1 Class A4, 5.69% 2/12/51		2,092,957	2,109,358
Merrill Lynch-CFC Commercial Mortgage Trust Series 2007-8 Class A3, 6.0659% 8/12/49 (c)		347,738	347,417
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (b)		750,000	725,950
Series 2012-C6 Class D, 4.8018% 11/15/45 (b)(c)		1,357,000	1,358,130
Series 2013-C12 Class D, 4.9235% 10/15/46 (b)(c)		1,000,000	937,614
Series 2013-C13:
Class D, 5.0535% 11/15/46 (b)(c)		1,019,000	971,285
Class E, 5.0535% 11/15/46 (b)(c)		887,000	686,600
Series 2013-C7:
Class D, 4.3981% 2/15/46 (b)(c)		1,111,000	1,032,619
Class E, 4.3981% 2/15/46 (b)(c)		340,000	255,689
Series 2013-C8 Class D, 4.1969% 12/15/48 (b)(c)		400,000	362,866
Series 2013-C9:
Class C, 4.2041% 5/15/46 (c)		790,000	798,316
Class D, 4.2921% 5/15/46 (b)(c)		1,747,000	1,608,279
Series 2014-C17 Class XA, 1.4042% 8/15/47 (c)(j)		176,273,656	9,353,098
Series 2015-C25 Class XA, 1.2938% 10/15/48 (c)(j)		47,520,668	3,336,241
Series 2016-C30:
Class C, 4.2709% 9/15/49 (c)		417,000	413,874
Class D, 3% 9/15/49 (b)		452,000	338,315
Series 2016-C31:
Class C, 4.4651% 11/15/49 (c)		946,000	940,149
Class D, 3% 11/15/49 (b)(c)		703,000	501,278
Series 2016-C32:
Class C, 4.296% 12/15/49		651,000	661,430
Class D, 3.396% 12/15/49 (b)		924,000	683,311
Series 2017-C33 Class D, 3.25% 5/15/50 (b)		879,000	703,128
Morgan Stanley Capital I Trust:
sequential payer Series 2012-C4 Class E, 5.6015% 3/15/45 (b)(c)		1,483,000	1,338,318
Series 1997-RR Class F, 7.51% 4/30/39 (b)(c)		25,664	25,625
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		154,073	151,787
Series 1999-WF1:
Class N, 5.91% 11/15/31 (b)		210,000	208,441
Class O, 5.91% 11/15/31 (b)		160,561	138,857
Series 2011-C1:
Class C, 5.6003% 9/15/47 (b)(c)		970,000	1,063,475
Class D, 5.6003% 9/15/47 (b)(c)		1,760,000	1,896,521
Class E, 5.6003% 9/15/47 (b)(c)		573,100	614,032
Series 2011-C2:
Class D, 5.6658% 6/15/44 (b)(c)		1,272,000	1,324,371
Class E, 5.6658% 6/15/44 (b)(c)		600,000	569,244
Class F, 5.6658% 6/15/44 (b)(c)		550,000	468,804
Class XB, 0.6117% 6/15/44 (b)(c)(j)		9,001,008	173,884
Series 2011-C3:
Class C, 5.3268% 7/15/49 (b)(c)		1,000,000	1,076,883
Class D, 5.3268% 7/15/49 (b)(c)		1,130,000	1,167,457
Class E, 5.3268% 7/15/49 (b)(c)		505,000	505,316
Class G, 5.3268% 7/15/49 (b)(c)		957,000	805,162
Series 2012-C4:
Class D, 5.6015% 3/15/45 (b)(c)		330,000	342,106
Class F, 3.07% 3/15/45 (b)		623,000	441,441
Series 2014-150E:
Class C, 4.4382% 9/9/32 (b)(c)		656,000	698,217
Class F, 4.4382% 9/9/32 (b)(c)		651,000	598,411
Series 2014-CPT Class F, 3.5604% 7/13/29 (b)(c)		1,436,000	1,425,000
Series 2015-MS1:
Class C, 4.1641% 5/15/48 (c)		734,000	705,635
Class D, 4.1641% 5/15/48 (b)(c)		912,000	777,746
Series 2015-UBS8 Class D, 3.18% 12/15/48 (b)		798,000	627,887
Series 2016-BNK2:
Class C, 3% 11/15/49 (b)		1,350,000	1,087,026
Class D, 4.0419% 11/15/49 (c)		946,000	951,314
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.8267% 7/15/33 (b)(c)		107,367	111,760
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (b)		2,089,000	2,096,576
Class F, 5% 2/5/30 (b)		1,015,000	1,003,505
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (b)(c)		23,867,000	24,041,155
Class B, 4.181% 11/15/34 (b)		8,435,000	8,508,631
Class C, 5.205% 11/15/34 (b)		5,900,000	5,968,209
Class D, 6.55% 11/15/34 (b)		2,209,000	2,200,138
Class E, 6.8087% 11/15/34 (b)		615,000	588,261
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (b)(c)		278,000	267,212
NationsLink Funding Corp. Series 1999-LTL1 Class D, 6.45% 1/22/26 (b)		447,963	452,605
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		1,000,997	1,221,217
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class J, 4.456% 9/12/38 (b)	CAD	27,060	19,770
Class K, 4.456% 9/12/38 (b)	CAD	18,000	13,024
Class L, 4.456% 9/12/38 (b)	CAD	26,000	18,438
Class M, 4.456% 9/12/38 (b)	CAD	104,391	71,509
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	93,228
Class G, 4.57% 4/12/23	CAD	42,000	31,060
Class H, 4.57% 4/12/23	CAD	42,000	31,045
Class J, 4.57% 4/12/23	CAD	42,000	31,029
Class K, 4.57% 4/12/23	CAD	21,000	15,507
Class L, 4.57% 4/12/23	CAD	63,000	46,462
Class M, 4.57% 4/12/23	CAD	155,242	111,695
SCG Trust Series 2013-SRP1 Class D, 4.3328% 11/15/26 (b)(c)		1,698,000	1,606,750
Starwood Retail Property Trust Series 2014-STAR Class D, 4.2439% 11/15/27 (b)(c)		1,683,000	1,614,399
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4745% 8/15/39 (c)		24,300	24,538
Series 2007-C4 Class F, 5.4745% 8/15/39 (c)		820,000	753,409
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.7307% 5/10/45 (b)(c)		1,197,000	1,211,245
Class E, 5% 5/10/45 (b)(c)		537,000	452,594
Class F, 5% 5/10/45 (b)(c)		682,700	466,703
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (b)(c)		310,000	306,340
Series 2012-WRM Class E, 4.238% 6/10/30 (b)(c)		970,000	930,171
VNO Mortgage Trust Series 2012-6AVE Class D, 3.4484% 11/15/30 (b)(c)		1,299,000	1,271,322
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (b)		180,000	196,777
Wachovia Bank Commercial Mortgage Trust sequential payer Series 2007-C33 Class A5, 6.179% 2/15/51 (c)		16,829,416	16,826,949
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.6769% 11/15/43 (b)(c)(j)		20,614,217	386,632
Series 2012-LC5:
Class C, 4.693% 10/15/45 (c)		569,000	594,733
Class D, 4.9345% 10/15/45 (b)(c)		1,621,000	1,567,790
Class E, 4.9345% 10/15/45 (b)(c)		284,000	233,093
Series 2013-LC12 Class C, 4.4311% 7/15/46 (c)		760,000	770,029
Series 2015-C31 Class XA, 1.2602% 11/15/48 (c)(j)		38,320,980	2,634,610
Series 2015-NXS4 Class E, 3.7548% 12/15/48 (b)(c)		588,000	430,712
Series 2016-BNK1:
Class C, 3.071% 8/15/49		700,000	651,823
Class D, 3% 8/15/49 (b)		447,000	360,671
Series 2016-C34 Class XA, 2.3508% 6/15/49 (c)(j)		34,476,904	4,519,957
Series 2016-C35 Class D, 3.142% 7/15/48 (b)		1,596,000	1,133,020
Series 2016-LC25 Class C, 4.5845% 12/15/59 (c)		903,000	893,172
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)		1,218,000	862,518
Series 2017-RB1 Class D, 3.401% 3/15/50 (b)		556,000	450,031
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (b)		325,000	215,664
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		360,000	383,040
Class D, 5.813% 3/15/44 (b)(c)		800,000	736,809
Class E, 5% 3/15/44 (b)		890,000	791,217
Class F, 5% 3/15/44 (b)		693,000	475,217
Series 2011-C4:
Class D, 5.4145% 6/15/44 (b)(c)		408,000	416,144
Class E, 5.4145% 6/15/44 (b)(c)		439,432	424,967
Series 2011-C5:
Class C, 5.8614% 11/15/44 (b)(c)		260,000	287,181
Class D, 5.8614% 11/15/44 (b)(c)		600,000	642,405
Class E, 5.8614% 11/15/44 (b)(c)		1,853,000	1,902,602
Class F, 5.25% 11/15/44 (b)(c)		933,000	805,308
Class G, 5.25% 11/15/44 (b)(c)		329,000	264,749
Class XA, 1.9293% 11/15/44 (b)(c)(j)		4,055,095	251,152
Series 2012-C10:
Class E, 4.6014% 12/15/45 (b)(c)		1,190,000	885,463
Class F, 4.6014% 12/15/45 (b)(c)		1,726,000	923,217
Series 2012-C6 Class D, 5.7606% 4/15/45 (b)(c)		540,000	544,021
Series 2012-C7:
Class C, 4.9881% 6/15/45 (c)		1,270,000	1,287,126
Class E, 4.9881% 6/15/45 (b)(c)		2,501,000	2,117,357
Class F, 4.5% 6/15/45 (b)		357,000	260,829
Class G, 4.5% 6/15/45 (b)		1,076,000	661,999
Series 2012-C8:
Class D, 5.0634% 8/15/45 (b)(c)		650,000	647,561
Class E, 5.0634% 8/15/45 (b)(c)		335,000	325,292
Series 2013-C11:
Class D, 4.3468% 3/15/45 (b)(c)		870,000	790,981
Class E, 4.3468% 3/15/45 (b)(c)		1,750,000	1,321,972
Series 2013-C13 Class D, 4.1386% 5/15/45 (b)(c)		600,000	555,062
Series 2013-C16 Class D, 5.147% 9/15/46 (b)(c)		193,000	186,192
Series 2013-UBS1 Class D, 4.7801% 3/15/46 (b)(c)		756,000	709,874
Series 2014-C21 Class XA, 1.3002% 8/15/47 (c)(j)		106,245,875	6,049,045
Series 2014-C24 Class XA, 1.1096% 11/15/47 (c)(j)		34,823,373	1,764,775
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 4.7142% 11/15/29 (b)(c)		1,054,900	1,057,551
Class G, 4.0139% 11/15/29 (b)(c)		456,347	447,898
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (b)(c)		305,000	239,817
Class PR2, 3.6332% 6/5/35 (b)(c)		1,260,000	915,044
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $580,661,066)			584,465,726

Municipal Securities - 1.4%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		$2,650,000	$3,836,697
7.3% 10/1/39		27,595,000	39,725,762
7.5% 4/1/34		9,105,000	13,110,563
7.55% 4/1/39		18,745,000	28,225,659
7.6% 11/1/40		14,220,000	21,839,218
7.625% 3/1/40		10,110,000	15,225,458
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,429,328
Series 2010 C1, 7.781% 1/1/35		13,950,000	14,454,014
Series 2012 B, 5.432% 1/1/42		3,285,000	2,680,100
Series 2014 B, 6.314% 1/1/44		19,560,000	17,639,795
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		6,431,333	6,467,220
4.95% 6/1/23		24,240,000	24,745,889
5.1% 6/1/33		63,045,000	56,811,741
Series 2010-1, 6.63% 2/1/35		11,945,000	12,009,622
Series 2010-3:
5.547% 4/1/19		330,000	344,352
6.725% 4/1/35		17,810,000	18,243,317
7.35% 7/1/35		8,165,000	8,671,557
Series 2010-5, 6.2% 7/1/21		8,160,000	8,582,525
Series 2011:
5.665% 3/1/18		21,275,000	21,708,159
5.877% 3/1/19		77,850,000	81,533,862
Series 2013:
2.69% 12/1/17		3,365,000	3,363,183
3.14% 12/1/18		3,490,000	3,496,945
TOTAL MUNICIPAL SECURITIES
(Cost $403,389,131)			405,144,966

Foreign Government and Government Agency Obligations - 0.8%
Arab Republic 5.875% 6/11/25 (b)		$535,000	$528,313
Arab Republic of Egypt:
5.875% 6/11/25		1,725,000	1,703,438
6.125% 1/31/22 (b)		2,840,000	2,918,100
8.5% 1/31/47 (b)		2,630,000	2,814,310
Argentine Republic:
5.625% 1/26/22		2,030,000	2,115,260
6.25% 4/22/19		2,425,000	2,562,013
6.875% 4/22/21		12,440,000	13,584,480
Barbados Government:
7% 8/4/22 (b)		825,000	674,974
7.25% 12/15/21 (b)		90,000	77,715
Belarus Republic 8.95% 1/26/18		8,135,000	8,359,607
Brazilian Federative Republic:
4.25% 1/7/25		10,005,000	9,904,950
5.625% 1/7/41		13,460,000	13,123,500
6% 4/7/26		810,000	880,470
7.125% 1/20/37		4,875,000	5,581,875
8.25% 1/20/34		6,570,000	8,202,645
Buenos Aires Province:
6.5% 2/15/23 (b)		1,575,000	1,626,188
9.95% 6/9/21 (b)		2,815,000	3,244,288
10.875% 1/26/21(b)		500,000	572,500
10.875% 1/26/21 (Reg. S)		6,535,000	7,482,575
City of Buenos Aires 8.95% 2/19/21 (b)		1,660,000	1,862,719
Colombian Republic:
6.125% 1/18/41		5,000	5,760
7.375% 9/18/37		1,320,000	1,694,880
10.375% 1/28/33		1,875,000	2,831,250
Costa Rican Republic:
4.25% 1/26/23 (b)		270,000	266,625
5.625% 4/30/43 (b)		490,000	444,675
7% 4/4/44 (b)		1,450,000	1,504,375
Croatia Republic:
5.5% 4/4/23 (b)		660,000	719,228
6% 1/26/24 (b)		600,000	674,090
6.375% 3/24/21 (b)		510,000	565,699
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (b)		355,000	360,085
6.25% 10/4/20 (b)		830,000	883,506
6.25% 7/27/21 (b)		360,000	384,359
Dominican Republic:
2.25% 8/30/24 (c)		4,600,000	4,444,239
5.95% 1/25/27 (b)		1,230,000	1,290,627
6.85% 1/27/45 (b)		745,000	788,948
6.875% 1/29/26 (b)		1,220,000	1,363,448
7.45% 4/30/44 (b)		1,590,000	1,796,700
7.5% 5/6/21 (b)		1,780,000	1,978,025
Ecuador Republic:
9.65% 12/13/26 (b)		575,000	580,750
10.5% 3/24/20 (b)		425,000	446,781
El Salvador Republic:
7.625% 2/1/41 (b)		250,000	228,750
7.65% 6/15/35 (Reg. S)		50,000	46,625
8.625% 2/28/29 (b)		635,000	655,638
German Federal Republic:
0% 8/15/26(Reg. S)	EUR	300,000	330,333
2.5% 8/15/46	EUR	465,000	697,038
4% 1/4/37	EUR	1,675,000	2,946,278
Indonesian Republic:
2.625% 6/14/23	EUR	7,700,000	9,061,525
6.625% 2/17/37 (b)		650,000	807,576
7.75% 1/17/38 (b)		2,445,000	3,394,450
8.5% 10/12/35 (Reg. S)		2,385,000	3,445,135
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		2,530,000	2,671,925
8.25% 4/15/24 (b)		625,000	697,083
Jordanian Kingdom 5.75% 1/31/27 (b)		510,000	510,357
Lebanese Republic:
4% 12/31/17		2,478,500	2,471,027
5% 10/12/17		2,045,000	2,052,669
5.15% 6/12/18		2,485,000	2,500,238
5.15% 11/12/18		1,020,000	1,028,976
5.45% 11/28/19		575,000	579,617
6% 5/20/19		1,555,000	1,586,100
Mongolian People's Republic 8.75% 3/9/24 (b)		755,000	841,557
Panamanian Republic 9.375% 4/1/29		365,000	541,113
Peruvian Republic 4% 3/7/27 (n)		1,360,000	1,358,924
Province of Santa Fe 7% 3/23/23 (b)		2,780,000	2,908,269
Provincia de Cordoba:
7.125% 6/10/21 (b)		3,480,000	3,685,564
7.45% 9/1/24 (b)		1,225,000	1,285,895
12.375% 8/17/17 (b)		1,269,000	1,291,537
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,279,688	1,321,482
Republic of Armenia:
6% 9/30/20 (b)		2,531,000	2,650,311
7.15% 3/26/25 (b)		995,000	1,088,749
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,625,000	4,245,306
Republic of Kenya 6.875% 6/24/24 (b)		885,000	910,621
Republic of Nigeria:
5.125% 7/12/18 (b)		590,000	600,650
6.75% 1/28/21 (b)		240,000	256,339
Republic of Rwanda 6.625% 5/2/23 (b)		930,000	961,388
Republic of Senegal 6.25% 5/23/33 (b)		790,000	797,767
Republic of Serbia:
4.875% 2/25/20 (b)		300,000	312,450
6.75% 11/1/24 (b)		1,147,044	1,169,758
7.25% 9/28/21 (b)		1,450,000	1,667,196
Russian Federation:
4.875% 9/16/23 (b)		535,000	580,755
5.625% 4/4/42 (b)		1,000,000	1,126,890
5.875% 9/16/43 (b)		1,455,000	1,696,972
12.75% 6/24/28 (Reg. S)		5,610,000	9,941,481
Sultanate of Oman 6.5% 3/8/47 (b)		770,000	829,558
Turkish Republic:
3.25% 3/23/23		245,000	231,452
5.125% 3/25/22		1,590,000	1,655,667
5.625% 3/30/21		1,600,000	1,700,307
6% 3/25/27		975,000	1,047,185
6.25% 9/26/22		3,130,000	3,416,370
6.75% 5/30/40		550,000	621,016
6.875% 3/17/36		1,795,000	2,048,544
7% 6/5/20		3,840,000	4,214,845
7.25% 3/5/38		1,150,000	1,369,662
7.375% 2/5/25		1,750,000	2,044,189
7.5% 11/7/19		1,015,000	1,117,444
8% 2/14/34		760,000	954,750
11.875% 1/15/30		1,455,000	2,338,197
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		895,000	925,840
Ukraine Government:
0% 5/31/40 (b)(c)		901,000	326,721
7.75% 9/1/21 (b)		2,659,000	2,690,217
7.75% 9/1/22 (b)		6,874,000	6,891,735
7.75% 9/1/23 (b)		719,000	714,664
United Kingdom, Great Britain and Northern Ireland:
1.5% 7/22/26(Reg. S)	GBP	200,000	269,618
2% 9/7/25(Reg. S)	GBP	1,285,000	1,810,280
4.25% 3/7/36	GBP	745,000	1,372,977
4.5% 9/7/34	GBP	2,135,000	3,983,768
Uruguay Republic 7.875% 1/15/33 pay-in-kind		1,015,000	1,361,623
Venezuelan Republic:
9.25% 9/15/27		4,270,000	2,241,750
11.95% 8/5/31 (Reg. S)		2,145,000	1,174,388
12.75% 8/23/22		905,000	539,652
Vietnamese Socialist Republic:
2.25% 3/13/28 (c)		195,000	171,838
4% 3/12/28 (n)		6,043,500	6,022,287
4.8% 11/19/24 (b)		850,000	886,276
6.75% 1/29/20 (b)		750,000	817,490
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $229,405,039)			243,586,594
		Shares	Value

Common Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Tribune Media Co. Class A		21,200	809,840
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (o)		154,425	3,088,500
Oil, Gas & Consumable Fuels - 0.0%
Pacific Exploration and Production Corp.		67,596	1,976,564
Southwestern Energy Co. (o)		57,588	348,983
Warrior Met Coal, Inc. Class A		31,922	490,992
			2,816,539

TOTAL ENERGY			5,905,039

MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		31,400	2,528,328
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
FairPoint Communications, Inc. (o)		19,400	279,360
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E, (o)		1	34,600

TOTAL TELECOMMUNICATION SERVICES			313,960

UTILITIES - 0.0%
Gas Utilities - 0.0%
Southcross Holdings Borrower LP (o)		395	178,761
TOTAL COMMON STOCKS
(Cost $22,282,121)			9,735,928

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%		243,900	3,734,719
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Alexandria Real Estate Equities, Inc. Series D, 7.00%		9,000	320,400
FelCor Lodging Trust, Inc. Series A, 1.95%		17,900	461,104
			781,504

TOTAL CONVERTIBLE PREFERRED STOCKS			4,516,223

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc. Series C, 7.625%		27,600	698,004
CYS Investments, Inc. Series B, 7.50%		17,000	412,250
MFA Financial, Inc. Series B, 7.50%		22,500	571,500
			1,681,754
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Homes 4 Rent Series D, 6.50%		24,500	627,200
Boston Properties, Inc. 5.25%		17,500	450,800
CBL & Associates Properties, Inc. Series D, 7.375%		7,720	175,167
Cedar Shopping Centers, Inc. Series B, 7.25%		10,000	250,900
Corporate Office Properties Trust Series L, 7.375%		12,221	309,436
DDR Corp. Series K, 6.25%		17,823	445,397
Equity Lifestyle Properties, Inc. Series C, 6.75%		39,667	1,015,872
Public Storage:
Series F 5.15%		37,000	918,710
Series S, 5.90%		20,000	506,400
Retail Properties America, Inc. Series A, 7.00%		24,109	609,717
Sabra Health Care REIT, Inc. Series A, 7.125%		18,495	477,911
Sun Communities, Inc. Series A, 7.125%		34,701	887,999
Taubman Centers, Inc. Series J, 6.50%		11,338	287,985
			6,963,494

TOTAL NONCONVERTIBLE PREFERRED STOCKS			8,645,248

TOTAL PREFERRED STOCKS
(Cost $13,502,939)			13,161,471
		Principal Amount	Value

Bank Loan Obligations - 5.0%
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.0%
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (c)		1,464,126	1,468,313
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.6468% 11/27/20 (c)		4,553,233	4,325,571
Tranche 2LN, term loan 10.1468% 11/27/21 (c)		1,594,000	1,257,268
			7,051,152
Automobiles - 0.0%
Caliber Holdings Corp.:
Tranche 1LN, term loan 4% 2/1/24 (c)		1,290,909	1,299,519
Tranche 2LN, term loan:
3% 2/1/24 (p)		129,091	129,952
8.25% 2/1/25 (c)		385,000	394,144
Chrysler Group LLC term loan 2.99% 12/31/18 (c)		750,577	755,741
UOS LLC Tranche B 1LN, term loan 6.5333% 4/18/23 (c)		1,110,000	1,130,813
			3,710,169
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Tranche B, term loan 3.2428% 11/7/23 (c)		1,504,391	1,516,050
Coinmach Service Corp. Tranche B, term loan 4.4046% 11/14/19 (c)		7,289,232	7,280,120
Creative Artists Agency LLC Tranche B, term loan 4.5% 2/15/24 (c)		1,995,000	2,019,938
CSM Bakery Supplies Tranche B 1LN, term loan 5.15% 7/3/20 (c)		2,119,505	1,982,628
KUEHG Corp. Tranche B 1LN, term loan 4.9165% 8/13/22 (c)		4,453,866	4,476,135
Laureate Education, Inc. Tranche B 1LN, term loan 7.5% 4/26/24 (c)		23,535,000	23,577,128
Nord Anglia Education Tranche B, term loan 4.554% 3/31/21 (c)		6,807,842	6,807,842
Rep Wwex Acquisition Parent LLC Tranche B 1LN, term loan 5.6723% 2/3/24 (c)		530,000	531,102
The ServiceMaster Co. Tranche B, term loan 3.4928% 11/8/23 (c)		2,992,500	3,017,936
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.25% 5/14/22 (c)		4,789,954	4,783,967
Tranche B 2LN, term loan 8% 5/14/23 (c)		360,000	356,400
Weight Watchers International, Inc. Tranche B 2LN, term loan 4.343% 4/2/20 (c)		5,711,146	5,513,655
Zodiac Pool Solutions LLC:
Tranche 2LN, term loan 10.1468% 12/20/24 (c)		500,000	495,415
Tranche B 1LN, term loan 5.6468% 12/20/23 (c)		1,995,000	2,004,975
			64,363,291
Hotels, Restaurants & Leisure - 0.5%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.8968% 5/30/21 (c)		2,943,537	2,925,140
Affinity Gaming LLC Tranche B, term loan 4.5244% 7/1/23 (c)		1,932,903	1,946,588
American Casino & Entertainment Properties LLC Tranche B, term loan 4.2938% 7/7/22 (c)		889,004	893,449
Aristocrat Technologies, Inc. Tranche B 2LN, term loan 3.4062% 10/20/21 (c)		4,125,923	4,166,852
Boyd Gaming Corp. Tranche B 1LN, term loan 3.4483% 9/15/23 (c)		2,235,478	2,245,135
Burger King Worldwide, Inc. Tranche B, term loan 3.3093% 2/17/24 (c)		5,959,898	5,968,838
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 4.5447% 10/11/20 (c)		12,595,187	12,661,312
Caesars Growth Properties Holdings LLC Tranche 1LN, term loan 3.75% 5/8/21 (c)		15,498,898	15,588,016
CCM Merger, Inc. Tranche B, term loan 3.8264% 8/8/21 (c)		2,990,941	3,006,973
CEC Entertainment, Inc. Tranche B, term loan 4% 2/14/21 (c)		1,696,256	1,694,136
Cedar Fair LP Tranche B, term loan 3.2947% 4/13/24 (c)		425,000	429,250
CityCenter Holdings LLC Tranche B, term loan 3.4991% 4/18/24 (c)		3,145,000	3,156,794
Delta 2 SARL Tranche B, term loan 4.5677% 2/1/24 (c)		7,180,000	7,185,744
Eldorado Resorts, Inc. Tranche B, term loan 3.2428% 4/17/24 (c)		4,105,000	4,092,192
Equinox Holdings, Inc.:
Tranche 2LN, term loan 8% 9/8/24 (c)		940,000	955,670
Tranche B 1LN, term loan 4.25% 3/8/24 (c)		2,250,000	2,269,215
ESH Hospitality, Inc. Tranche B, term loan 3.5447% 8/30/23 (c)		3,011,367	3,027,448
Fitness International LLC Tranche B, term loan 5.3968% 7/1/20 (c)		1,251,851	1,266,460
Four Seasons Holdings, Inc. Tranche B, term loan 4.1468% 11/30/23 (c)		6,471,500	6,540,292
Gateway Casinos & Entertainment Ltd. term loan 4.7938% 2/22/23 (c)		3,005,000	3,041,300
Golden Nugget, Inc. Tranche B, term loan:
4.5% 11/21/19 (c)		4,810,010	4,876,147
4.6776% 11/21/19 (c)		2,061,053	2,089,392
Greektown Holdings LLC Tranche B, term loan 4.0447% 4/25/24 (c)		1,110,000	1,111,388
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3.0236% 10/25/23 (c)		4,993,099	5,020,911
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.9084% 4/14/21 (c)		3,548,287	3,566,774
Landry's Acquisition Co. Tranche B 1LN, term loan 3.745% 10/4/23 (c)		5,926,154	5,926,154
LTF Merger Sub, Inc. Tranche B, term loan 4.0447% 6/10/22 (c)		3,561,241	3,570,144
MGM Mirage, Inc. Tranche A, term loan 3.2947% 4/25/21 (c)		1,817,000	1,817,763
Mohegan Tribal Gaming Authority Tranche B, term loan 5% 10/14/23 (c)		1,995,000	2,011,618
Penn National Gaming, Inc. Tranche B, term loan 3.5447% 1/19/24 (c)		755,000	759,447
Playa Resorts Holding BV Tranche B, term loan 4.1704% 4/27/24 (c)		3,640,000	3,646,516
Red Lobster Hospitality LLC Tranche B, term loan 6.2947% 7/28/21 (c)		2,056,983	2,072,411
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.44% 5/11/24 (c)		295,000	296,292
Scientific Games Corp. Tranche B 3LN, term loan 5.0621% 10/1/21 (c)		9,940,598	10,089,707
SeaWorld Parks & Entertainment, Inc. Tranche B 5LN, term loan 4.1468% 3/31/24 (c)		1,095,000	1,089,919
SMG Tranche B 1LN, term loan 4.8137% 2/27/20 (c)		1,537,996	1,541,841
Station Casinos LLC Tranche B, term loan 3.5% 6/8/23 (c)		5,175,863	5,171,153
Tropicana Entertainment, Inc. Tranche B, term loan 4.04% 11/27/20 (c)		1,485,367	1,490,937
Yonkers Racing Corp. Tranche B 1LN, term loan 4.3% 5/31/24 (c)(q)		2,000,000	1,997,500
			141,206,818
Household Durables - 0.0%
Wilsonart LLC Tranche B, term loan 4.65% 12/19/23 (c)		2,992,500	3,013,448
Internet & Direct Marketing Retail - 0.1%
Bass Pro Group LLC:
term loan 5.8968% 6/9/18 (c)		2,000,000	2,017,500
Tranche B, term loan 4.2441% 6/5/20 (c)		2,370,919	2,367,956
Bass Pro Shops LLC. Tranche B, term loan 6.1468% 12/16/23 (c)		14,489,576	14,052,281
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 4.2947% 8/19/23 (c)		2,977,500	2,975,029
			21,412,766
Leisure Products - 0.0%
SRAM LLC. Tranche B, term loan 4.6129% 3/15/24 (c)		1,881,544	1,886,248
Media - 0.4%
Acosta, Inc. Tranche B, term loan 4.2947% 9/26/21 (c)		2,635,897	2,455,154
Altice U.S. Finance SA Tranche B, term loan 3.2827% 7/28/25 (c)		1,995,000	1,990,731
AMC Entertainment Holdings, Inc. Tranche B, term loan 3.2827% 12/15/23 (c)		997,500	1,001,869
AMC Entertainment, Inc. Tranche B, term loan 3.2491% 12/15/22 (c)		1,970,000	1,980,264
Cable One, Inc. Tranche B, term loan 3.43% 5/1/24 (c)		1,020,000	1,026,375
CBS Radio, Inc. term loan 4.5099% 10/17/23 (c)		3,612,642	3,644,252
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5.1468% 7/8/22 (c)		1,825,195	1,839,742
Tranche B 2LN, term loan 9.3968% 7/8/23 (c)		465,000	463,061
Cengage Learning, Inc. Tranche B, term loan 5.25% 6/7/23 (c)		6,168,388	5,805,255
Charter Communication Operating LLC:
term loan:
3% 7/1/20 (c)		1,466,713	1,474,413
3% 1/3/21 (c)		4,381,094	4,405,190
Tranche H, term loan 3% 1/15/22 (c)		990,000	995,198
Tranche I, term loan 3.2428% 1/15/24 (c)		6,271,650	6,310,848
Clear Channel Communications, Inc. Tranche D, term loan 7.7947% 1/30/19 (c)		10,365,000	8,516,610
Emerald Exposit Holding, Inc. Tranche B, term loan 4.1468% 5/22/24 (c)		1,440,000	1,446,307
Entercom Radio, LLC Tranche B, term loan 4.55% 11/1/23 (c)		1,431,250	1,437,061
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (c)		5,128,509	4,705,407
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.0438% 5/29/21 (c)		4,197,588	3,962,775
ION Media Networks, Inc.:
Tranche B, term loan 4.13% 11/18/20 (c)(q)		3,650,000	3,654,563
Tranche B, term loan 4.5% 12/18/20 (c)		1,938,474	1,940,897
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (c)		2,384,452	2,357,198
Tranche 2LN, term loan 7.5% 7/25/22 (c)		1,920,000	1,876,800
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.6584% 1/7/22 (c)		3,620,000	3,591,330
Lions Gate Entertainment Corp. term loan 3.995% 12/8/23 (c)		2,700,000	2,712,663
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (c)		6,833,363	6,753,344
Montreign Operating Co. LLC Tranche B 1LN, term loan 9.25% 1/19/23 (c)		2,770,000	2,808,088
Neptune Finco Corp. Tranche B, term loan 3.2491% 7/17/25 (c)		2,651,525	2,645,559
Nielsen Finance LLC Tranche B 4LN, term loan 2.9944% 10/4/23 (c)		5,076,250	5,091,326
Proquest LLC Tranche B, term loan 5.2938% 10/24/21 (c)		3,927,827	3,975,275
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.6217% 8/14/20 (c)		11,960,838	12,000,668
Univision Communications, Inc. Tranche C 5LN, term loan 3.7947% 3/15/24 (c)		4,017,901	3,983,267
Virgin Media Bristol LLC Tranche 1LN, term loan 3.7391% 1/31/25 (c)		5,000,000	5,020,300
WideOpenWest Finance LLC Tranche B, term loan 4.7014% 8/19/23 (c)		8,866,377	8,913,724
Ziggo Secured Finance Partnership Tranche E, term loan 3.4891% 4/15/25 (c)		4,610,000	4,608,064
			125,393,578
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 5.4504% 6/23/23 (c)		14,359,319	14,167,909
Sears Holdings Corp. Tranche ABL, term loan 5.4928% 6/30/18 (c)		3,082,814	3,022,699
			17,190,608
Specialty Retail - 0.1%
ABB Optical Group LLC Tranche B, term loan 6.1277% 6/15/23 (c)		1,338,275	1,349,155
Academy Ltd. Tranche B, term loan 5.1261% 7/2/22 (c)		5,164,010	4,154,446
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (c)		1,860,847	1,476,471
Party City Holdings, Inc. term loan 4.1705% 8/19/22 (c)		4,698,317	4,699,163
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 4.1718% 1/26/23 (c)		5,623,170	5,219,370
PetSmart, Inc. term loan 4.01% 3/11/22 (c)		14,191,408	13,625,171
Sports Authority, Inc. Tranche B, term loan 0% 11/16/17 (d)		2,089,734	73,141
			30,596,917
Textiles, Apparel & Luxury Goods - 0.0%
Hercules Achievement, Inc. Tranche B, term loan 4.5% 12/11/21 (c)		4,566,030	4,589,682

TOTAL CONSUMER DISCRETIONARY			420,414,677

CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Constellation Brands Tranche B, term loan 4.8873% 12/16/23 (c)		1,995,000	2,003,738
Food & Staples Retailing - 0.2%
Albertson's LLC:
term loan 4.4504% 6/22/23 (c)		4,823,800	4,853,949
Tranche B 4LN, term loan 3.9928% 8/25/21 (c)		16,823,993	16,917,534
Tranche B 5LN, term loan 4.4013% 12/21/22 (c)		6,619,403	6,662,827
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 2/3/25 (c)		2,865,000	2,899,036
Tranche B 1LN, term loan 4.75% 2/3/24 (c)		6,915,000	6,900,617
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.65% 6/28/20 (c)		1,072,224	1,029,335
GOBP Holdings, Inc. Tranche B 1LN, term loan 5.1468% 10/21/21 (c)		3,863,530	3,876,396
Pizza Hut Holdings LLC Tranche B, term loan 2.9991% 6/16/23 (c)		6,255,000	6,290,216
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.8968% 6/30/22 (c)		2,913,000	2,796,480
Tranche B 1LN, term loan 5.0843% 6/30/21 (c)		3,340,902	3,328,374
Smart & Final, Inc. Tranche B, term loan 4.6038% 11/15/22 (c)		4,033,000	3,952,340
U.S. Foods, Inc. Tranche B, term loan 3.7428% 6/27/23 (c)		3,473,750	3,500,706
			63,007,810
Food Products - 0.1%
Arctic Glacier Group Holdings, Inc. Tranche B, term loan 5.2947% 3/20/24 (c)		810,000	819,623
Chobani LLC Tranche B, term loan 5.2947% 10/7/23 (c)		4,346,250	4,403,316
Hostess Brands LLC Tranche B 1LN, term loan 3.5447% 8/3/22 (c)		1,056,652	1,064,006
JBS USA Lux SA Tranche B, term loan 3.495% 10/30/22 (c)		4,245,000	4,179,203
Post Holdings, Inc. Tranche B, term loan 3.28% 5/24/24 (c)		5,840,000	5,870,134
			16,336,282
Personal Products - 0.0%
Prestige Brands, Inc. term loan 3.7947% 1/26/24 (c)		2,180,918	2,198,191

TOTAL CONSUMER STAPLES			83,546,021

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Cactus Wellhead LLC Tranche B, term loan 7.1468% 7/31/20 (c)		3,997,055	3,797,202
Expro Finservices SARL Tranche B, term loan 5.75% 9/2/21 (c)		6,080,741	4,337,575
Forbes Energy Services LLC term loan 12% 4/13/21 pay-in-kind (c)		1,470,714	1,382,471
FTS International, Inc. Tranche B, term loan 5.7947% 4/16/21 (c)		2,335,000	2,036,120
Pacific Drilling SA Tranche B, term loan 4.625% 6/3/18 (c)		1,343,992	657,441
Seadrill Operating LP Tranche B, term loan 4.1468% 2/21/21 (c)		3,079,161	2,109,225
Summit Midstream Partners LP Tranche B, term loan 7.0447% 5/16/22 (c)		3,000,000	3,052,500
			17,372,534
Oil, Gas & Consumable Fuels - 0.2%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)		2,133,092	2,133,092
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 5.5783% 5/18/23 (c)		2,000,000	1,995,000
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (c)		3,480,000	3,847,592
Chesapeake Energy Corp. Tranche 1LN, term loan 8.6864% 8/23/21 (c)		5,220,000	5,624,550
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.9324% 5/16/21 (c)		2,832,000	2,761,200
Citgo Holding, Inc. Tranche B, term loan 9.6468% 5/12/18 (c)		2,575,628	2,605,685
Citgo Petroleum Corp. Tranche B, term loan 4.6468% 7/29/21 (c)		523,910	524,041
Crestwood Holdings Partners LLC Tranche B, term loan 9.0036% 6/19/19 (c)		5,564,899	5,504,631
Foresight Energy LLC Tranche B 1LN, term loan 6.7947% 3/28/22 (c)		2,000,000	1,898,760
Gavilan Resources LLC Tranche 2LN, term loan 7% 3/1/24 (c)		2,500,000	2,471,875
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.4% 8/19/21 (c)		7,226,651	7,195,070
International Seaways, Inc. Tranche B, term loan 5.8% 8/5/19 (c)		2,262,372	2,253,888
Limetree Bay Terminals LLC term loan 6% 2/15/24 (c)		2,865,000	2,890,069
Moxie Patriot LLC Tranche B, term loan 6.8968% 12/19/20 (c)		6,188,240	5,641,633
Overseas Shipholding Group, Inc. Tranche B, term loan 5.43% 8/5/19 (c)		416,565	408,233
Panda Temple Power, LLC term loan 7.25% 4/3/19 (c)		1,007,250	881,344
Peabody Energy Corp. term loan 5.5% 3/31/22 (c)		4,000,000	4,004,280
Western Refining, Inc. Tranche B, term loan 7.25% 11/12/20 (c)		822,864	823,382
			53,464,325

TOTAL ENERGY			70,836,859

FINANCIALS - 0.3%
Capital Markets - 0.0%
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 4.0406% 4/27/24 (c)		2,500,000	2,492,500
HarbourVest Partners LLC Tranche B, term loan 3.6551% 2/4/21 (c)		781,336	783,289
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8.1196% 9/11/22 (c)		2,505,000	2,317,125
Tranche B 1LN, term loan 4.8696% 9/11/21 (c)		1,954,120	1,929,694
			7,522,608
Diversified Financial Services - 0.1%
Avolon TLB Borrower 1 (U.S.) LLC Tranche B 2LN, term loan 3.7599% 3/20/22 (c)		9,000,000	9,111,870
Delos Finance SARL term loan 3.3968% 10/6/23 (c)		4,118,000	4,154,691
Extell Boston 5.154% 8/31/21 (c)		1,197,618	1,202,289
Flying Fortress Holdings, Inc. Tranche B, term loan 3.3968% 10/30/22 (c)		2,000,000	2,017,500
Focus Financial Partners LLC Tranche B 1LN, term loan 5/19/24 (q)		1,580,000	1,589,875
Onvoy LLC Tranche B 1LN, term loan 5.6468% 2/10/24 (c)		2,750,000	2,755,170
TransUnion LLC Tranche B 2LN, term loan 3.5447% 4/9/23 (c)		4,906,545	4,951,783
UFC Holdings LLC Tranche B 1LN, term loan 4.26% 8/18/23 (c)		2,981,259	2,996,166
VF Holdings Corp. term loan 4.25% 6/30/23 (c)		1,492,500	1,494,366
			30,273,710
Insurance - 0.1%
Acrisure LLC Tranche B 1LN, term loan 6.1468% 11/22/23 (c)		5,730,000	5,778,361
Alliant Holdings Intermediate LLC Tranche B, term loan 4.4165% 8/14/22 (c)		3,944,904	3,949,125
AmWINS Group, Inc.:
Tranche 2LN, term loan 7.75% 1/25/25 (c)		275,000	279,950
Tranche B 1LN, term loan 3.75% 1/25/24 (c)		1,496,250	1,497,656
Asurion LLC:
term loan 4.2947% 8/4/22 (c)		4,313,682	4,334,474
Tranche B 2LN, term loan:
4.2428% 7/8/20 (c)		1,533,310	1,538,677
8.5447% 3/3/21 (c)		2,770,000	2,796,315
Tranche B 5LN, term loan 3.9928% 11/3/23 (c)		4,151,001	4,180,390
HUB International Ltd. Tranche B 1LN, term loan 4.172% 10/2/20 (c)		4,812,951	4,837,786
Lonestar Intermediate Super Holdings LLC term loan 10% 8/31/21 pay-in-kind (c)		2,320,000	2,393,474
USI, Inc. term loan 4.1796% 5/16/24 (c)		4,405,000	4,397,291
			35,983,499
Real Estate Management & Development - 0.1%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 4.3431% 11/4/21 (c)		5,272,584	5,284,553
MGM Growth Properties Operating Partner LP Tranche B, term loan 3.2947% 4/25/23 (c)		4,822,563	4,849,714
			10,134,267
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 6% 12/5/20 (c)		1,295,000	1,288,512

TOTAL FINANCIALS			85,202,596

HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (c)		1,852,924	1,859,872
American Renal Holdings, Inc. Tranche B 1LN, term loan 4.75% 8/20/19 (c)		1,981,423	1,974,607
CPI Holdco LLC Tranche B 1LN, term loan 5.15% 3/21/24 (c)		1,915,000	1,924,575
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 4.7827% 6/30/21 (c)		8,983,109	9,010,957
			14,770,011
Health Care Providers & Services - 0.2%
Community Health Systems, Inc.:
Tranche G, term loan 3.7976% 12/31/19 (c)		1,891,078	1,892,024
Tranche H, term loan 4.0477% 1/27/21 (c)		13,732,660	13,734,720
Envision Healthcare Corp. Tranche B, term loan 4.15% 12/1/23 (c)		10,503,675	10,611,338
Equian LLC Tranche DD, term loan 5/19/24 (c)(p)(q)		631,765	633,344
HCA Holdings, Inc.:
Tranche B 8LN, term loan 3.2947% 2/15/24 (c)		2,992,500	3,020,570
Tranche B 9LN, term loan 3.0447% 3/18/23 (c)		7,940,000	7,967,949
InVentiv Health, Inc. Tranche B, term loan 4.804% 11/9/23 (c)		3,990,000	4,011,626
Kindred Healthcare, Inc. Tranche B, term loan 4.6875% 4/9/21 (c)		3,511,510	3,524,679
Milk Specialties Co. Tranche B, term loan 5.1468% 8/16/23 (c)		1,686,525	1,699,174
MPH Acquisition Holdings LLC Tranche B, term loan 4.8968% 6/7/23 (c)		2,280,259	2,284,729
Onex Schumacher Finance LP Tranche B 1LN, term loan 5% 7/31/22 (c)		1,172,007	1,172,007
Precyse Acquisition Corp. Tranche B, term loan 5.5447% 10/20/22 (c)		1,488,750	1,491,236
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 4.75% 11/3/20 (c)		1,216,243	1,219,284
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9.1468% 12/31/23 (c)		3,000,000	2,820,000
Tranche B 1LN, term loan 5.3968% 12/31/22 (c)		7,430,173	7,253,707
Vizient, Inc. Tranche B 3LN, term loan 4.5% 2/11/23 (c)		3,519,412	3,560,483
			66,896,870
Health Care Technology - 0.0%
Press Ganey Holdings, Inc.:
Tranche 2LN, term loan 8.2947% 10/21/24 (c)		1,000,000	1,020,630
Tranche B 1LN, term loan 4.2947% 10/21/23 (c)		2,992,500	2,996,241
Project Ruby Ultimate Parent Corp. Tranche B, term loan 4.7947% 2/9/24 (c)		997,578	1,002,566
			5,019,437
Pharmaceuticals - 0.1%
HLF Financing U.S. LLC Tranche B, term loan 6.5447% 2/15/23 (c)		2,035,000	2,046,030
JLL/Delta Dutch Newco BV Tranche B 1LN, term loan 4.406% 4/20/24 (c)		7,000,000	7,028,000
RPI Finance Trust Tranche B 6LN, term loan 3.1529% 3/27/23 (c)		4,000,000	4,015,000
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 5.75% 4/1/22 (c)		15,969,281	16,248,743
			29,337,773

TOTAL HEALTH CARE			116,024,091

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc. Tranche B, term loan 3.7947% 1/15/24 (c)		1,645,875	1,647,932
Gemini HDPE LLC Tranche B, term loan 4.1718% 8/7/21 (c)		984,746	989,670
TransDigm, Inc.:
Tranche C, term loan 4.1282% 2/28/20 (c)		3,103,664	3,115,458
Tranche D, term loan 4.1401% 6/4/21 (c)		4,968,485	4,986,521
Tranche E, term loan 4.0785% 5/14/22(c)		985,653	987,437
Tranche F, term loan 4.0447% 6/9/23 (c)		13,192,115	13,211,903
			24,938,921
Airlines - 0.1%
American Airlines, Inc.:
Tranche B, term loan 3.4886% 10/10/21 (c)		6,241,462	6,247,329
Tranche B, term loan 3.4891% 12/14/23 (c)		4,445,000	4,452,645
United Air Lines, Inc. Tranche B, term loan 3.4218% 4/1/24 (c)		3,950,000	3,974,688
			14,674,662
Building Products - 0.0%
GYP Holdings III Corp. Tranche B, term loan 4.6718% 4/1/21 (c)		3,814,880	3,817,283
HD Supply, Inc. Tranche B, term loan 3.8968% 10/17/23 (c)		995,000	1,000,602
Jeld-Wen, Inc. Tranche B 3LN, term loan 4.1468% 7/1/22 (c)		1,727,311	1,745,880
			6,563,765
Commercial Services & Supplies - 0.2%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.9172% 11/26/20 (c)		8,940,144	8,955,074
Garda World Security Corp. Tranche B, term loan 5.0431% 5/26/24 (c)		856,463	858,245
GCA Services Group, Inc. Tranche B 1LN, term loan 5.9024% 3/1/23 (c)		2,209,424	2,217,024
Harland Clarke Holdings Corp.:
Tranche B 5LN, term loan 7.1468% 12/31/21 (c)		3,099,623	3,111,247
Tranche B 6LN, term loan 6.6308% 2/9/22 (c)		1,374,818	1,373,443
KAR Auction Services, Inc. term loan 3.8125% 3/9/23		1,123,339	1,125,215
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (c)		14,446,355	14,464,413
Merrill Communications LLC Tranche B, term loan 6.4218% 6/1/22 (c)		1,830,562	1,826,754
Metal Services LLC Tranche B, term loan 8.6468% 6/30/19 (c)		1,091,768	1,096,768
Optiv Security, Inc.:
Tranche 2LN, term loan 8.4375% 2/1/25 (c)		470,000	462,950
Tranche B 1LN, term loan 4.4375% 2/1/24 (c)		2,295,582	2,271,662
Prime Security Services Borrower LLC Tranche B 1LN, term loan 4.2938% 5/2/22 (c)		11,280,902	11,371,600
SAI Global GP Tranche B, term loan 5.6634% 12/8/23 (c)		2,493,750	2,531,156
The Brickman Group, Ltd. Tranche B 1LN, term loan 4% 12/18/20 (c)		2,694,825	2,696,335
Thomson Reuters IP&S Tranche B 1LN, term loan 4.5% 10/3/23 (c)		3,795,925	3,822,041
WTG Holdings III Corp.:
term loan 5.6468% 1/15/21 (c)		1,485,000	1,494,281
Tranche B 1LN, term loan 4.8968% 1/15/21 (c)		1,017,876	1,021,693
			60,699,901
Construction & Engineering - 0.0%
Ventia Deco LLC Tranche B, term loan 4.6619% 5/21/22 (c)		3,162,792	3,186,513
Electrical Equipment - 0.0%
Cortes NP Acquisition Corp. Tranche B, term loan 5% 11/30/23 (c)		3,225,981	3,254,208
Machinery - 0.1%
Doosan Bobcat Tranche B, term loan 3.9294% 5/18/24 (c)		1,985,000	1,997,406
LTI Holdings, Inc.:
Tranche 2LN, term loan 9.75% 5/16/25 (c)		1,660,000	1,626,800
Tranche B 1LN, term loan 5.75% 5/16/24 (c)		4,975,000	4,926,494
NN, Inc. term loan 4.745% 4/3/21 (c)		1,500,000	1,498,125
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4.0447% 3/13/22 (c)		3,794,827	3,821,163
The Gates Corp. Tranche B 1LN, term loan 4.4076% 3/31/24 (c)		393,989	395,506
			14,265,494
Marine - 0.0%
Navios Maritime Partners LP Tranche B, term loan 6.13% 9/14/20 (c)		3,000,000	2,975,010
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 4.1496% 4/4/24 (c)		3,375,000	3,395,554
Science Applications International Corp. Tranche B, term loan 3.6875% 5/4/22 (c)		1,405,732	1,418,032
			4,813,586
Trading Companies & Distributors - 0.0%
Fly Funding II SARL Tranche B, term loan 3.43% 2/9/23 (c)		2,124,257	2,125,596
Transportation Infrastructure - 0.0%
American Commercial Barge Line Tranche B 1LN, term loan 9.7947% 11/12/20 (c)		1,740,750	1,513,373
DAE Aviation Holdings, Inc. term loan 4.75% 7/7/22 (c)		2,000,000	2,015,000
			3,528,373

TOTAL INDUSTRIALS			141,026,029

INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.1%
Polycom, Inc. Tranche B, term loan 6.2735% 9/27/23 (c)		8,493,899	8,572,468
Radiate Holdco LLC Tranche B, term loan 3.9928% 2/1/24 (c)		5,530,000	5,539,014
Zayo Group LLC:
term loan 3.0099% 1/19/21 (c)		1,965,000	1,973,607
Tranche B 1LN, term loan 3.5099% 1/19/24 (c)		2,716,858	2,733,675
			18,818,764
Electronic Equipment & Components - 0.1%
Electro Rent Corp. Tranche B 1LN, term loan 6% 1/31/24 (c)		1,995,000	2,002,481
Genesys Telecommunications Laboratories, Inc. term loan 5.1584% 12/1/23 (c)		6,517,966	6,560,333
Go Daddy Operating Co. LLC Tranche B, term loan 3.4928% 2/15/24 (c)		6,755,000	6,774,454
Infor U.S., Inc. Tranche B 6LN, term loan 3.8968% 2/1/22 (c)		2,208,422	2,202,901
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5327% 10/16/23 (c)		405,000	400,950
Tranche B 3LN, term loan 4.5327% 10/16/22 (c)		1,917,954	1,920,352
TTM Technologies, Inc. Tranche B 1LN, term loan 5.25% 5/31/21 (c)		8,470,139	8,618,366
			28,479,837
Internet Software & Services - 0.1%
Abacus Innovations Corp. Tranche B, term loan 3.3125% 8/16/23 (c)		1,825,000	1,840,969
Ancestry.Com Operations, Inc.:
Tranch B 1LN, term loan 4.25% 10/19/23 (c)		4,950,000	4,990,838
Tranche 2LN, term loan 9.26% 10/19/24 (c)		1,500,000	1,536,255
Blucora, Inc. Tranche B, term loan 4.7599% 5/22/24 (c)		1,500,000	1,511,250
Datapipe, Inc. Tranche B 1LN, term loan 5.79% 3/15/19 (c)		6,223,910	6,243,391
EIG Investors Corp. Tranche B 1LN, term loan 6.1785% 2/9/23 (c)		6,270,785	6,282,574
Rackspace Hosting, Inc. term loan 4.672% 11/3/23 (c)		7,950,075	7,993,164
Travelclick, Inc. Tranche B 1LN, term loan 5.0447% 5/12/21 (c)		930,042	935,855
Uber Technologies, Inc. Tranche B, term loan 5.0099% 7/13/23 (c)		14,770,334	14,607,861
			45,942,157
IT Services - 0.2%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5446% 9/15/20 (c)		7,588,745	7,569,773
Cologix Holdings, Inc. Tranche B 1LN, term loan 4.0099% 3/20/24 (c)		2,000,000	1,995,840
Equian LLC Tranche B, term loan 4.9284% 5/19/24 (c)		2,053,235	2,058,368
First Data Corp. Tranche B, term loan 4.0294% 7/10/22 (c)		9,488,329	9,543,646
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.4062% 6/17/22 (c)		515,000	508,563
Tranche B 1LN, term loan 5.1468% 6/17/21 (c)		2,624,507	2,637,630
Global Payments, Inc. Tranche B 2LN, term loan 3.0447% 4/22/23 (c)		1,244,611	1,251,095
Information Resources, Inc.:
Tranche 2LN, term loan 9.2599% 1/18/25 (c)		1,000,000	996,250
Tranche B 1LN, term loan 5.2599% 1/18/24 (c)		3,105,000	3,133,131
Inmar, Inc.:
Tranche 2LN, term loan 11% 5/1/25 (c)		290,000	286,013
Tranche B 1LN, term loan 6.5% 5/1/24 (c)		1,025,000	1,025,646
Neustar, Inc.:
Tranche 2LN, term loan 2/28/25 (q)		700,000	707,875
Tranche B1 1LN, term loan 8/31/19 (q)		500,000	504,690
Tranche B2 1LN, term loan 2/29/24 (q)		2,440,000	2,463,644
RP Crown Parent, LLC Tranche B, term loan 4.5447% 10/12/23 (c)		4,408,950	4,445,324
Tempo Acquisition LLC Tranche B, term loan 3.995% 5/1/24 (c)		5,370,000	5,387,238
WEX, Inc. Tranche B, term loan 4.5447% 7/1/23 (c)		3,218,750	3,243,406
Xerox Business Services LLC Tranche B, term loan 4.9928% 12/7/23 (c)		3,516,188	3,569,809
			51,327,941
Semiconductors & Semiconductor Equipment - 0.0%
Bright Bidco BV Tranche B, term loan 3/17/24 (q)		1,500,000	1,522,500
Cavium, Inc. Tranche B 1LN, term loan 3.2794% 8/16/22 (c)		1,569,984	1,573,909
Microsemi Corp. Tranche B, term loan 3.3264% 1/15/23 (c)		1,474,097	1,479,419
			4,575,828
Software - 0.4%
Almonde, Inc.:
Tranche 2LN, term loan 5/3/25 (q)		1,705,000	1,737,821
Tranche B 1LN, term loan 5/3/24 (q)		7,915,000	7,930,197
Applied Systems, Inc. Tranche B 1LN, term loan 4.3968% 1/23/21 (c)		997,154	1,003,386
Aptean, Inc.:
Tranche 2LN, term loan 10.54% 12/20/23 (c)		685,000	683,719
Tranche B 1LN, term loan 6.04% 12/20/22 (c)		1,930,000	1,938,453
Compuware Corp.:
term loan 9.25% 12/15/22 (c)		2,598,039	2,604,534
Tranche B 3LN, term loan 5.25% 12/15/21 (c)		3,677,653	3,705,236
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (c)		7,876,713	7,881,676
Evo Payments International LLC Tranche B 1LN, term loan 6.05% 12/20/23 (c)		2,500,000	2,525,000
Hyland Software, Inc.:
Tranche 2LN, term loan 5/23/25 (q)		290,000	294,350
Tranche B 1LN, term loan 7/1/22 (q)		1,550,000	1,560,974
Kronos, Inc.:
term loan 9.4196% 11/1/24 (c)		7,000,000	7,271,250
Tranche B 1LN, term loan 4.6801% 11/1/23 (c)		14,578,463	14,710,398
Landesk Group, Inc. term loan:
5.25% 1/20/24 (c)		6,185,000	6,192,731
10% 1/20/25 (c)		2,445,000	2,435,831
MA FinanceCo. LLC Tranche B 3LN, term loan:
4/18/24 (q)		4,874,539	4,871,517
4/18/24 (q)		735,461	735,005
Quest Software U.S. Holdings, Inc. Tranche B, term loan 7% 10/31/22 (c)		5,972,292	6,076,807
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.8968% 4/9/21 (c)		6,386,379	6,414,351
Tranche 2LN, term loan 8.1468% 4/9/22 (c)		2,813,000	2,801,270
SolarWinds Holdings, Inc. Tranche B, term loan 4.5% 2/5/23 (c)		2,977,538	2,991,085
Solera LLC Tranche B, term loan 4.25% 3/3/23 (c)		4,928,180	4,959,967
Sophia L.P. term loan 4.3968% 9/30/22 (c)		4,889,988	4,872,873
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3.2947% 7/8/22 (c)		1,823,065	1,833,475
Tranche B 2LN, term loan 3.2947% 7/8/22 (c)		126,694	127,418
Sybil Software LLC. Tranche B, term loan 4.3968% 9/30/23 (c)		3,626,438	3,672,675
TIBCO Software, Inc. Tranche 1LN, term loan 5.5% 12/5/20 (c)		369,073	372,535
Veritas U.S., Inc. Tranche B 1LN, term loan 6.7718% 1/27/23 (c)		4,632,506	4,635,425
			106,839,959
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC:
Tranche A 1LN, term loan 3.05% 12/31/18 (c)		479,200	479,713
Tranche B, term loan 3.55% 9/7/23 (c)		1,760,588	1,770,552
			2,250,265

TOTAL INFORMATION TECHNOLOGY			258,234,751

MATERIALS - 0.4%
Chemicals - 0.1%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.8968% 5/20/21 (c)		2,737,645	2,744,489
Ashland LLC Tranche B, term loan 5/25/24 (q)		2,545,000	2,556,147
ASP Chromaflo Intermediate Hol Tranche B 1LN, term loan 5.0447% 11/18/23 (c)		1,815,450	1,821,132
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 3.9022% 3/30/24 (c)		1,451,363	1,465,876
Jade Germany GmbH Tranche B, term loan 6.5447% 4/21/23 (c)		3,000,000	3,022,500
Kraton Polymers LLC term loan 5.0447% 1/6/22 (c)		2,755,751	2,789,978
MacDermid, Inc.:
Tranche B 5LN, term loan 4.5447% 6/7/20 (c)		2,615,844	2,639,282
Tranche B 6LN, term loan 4% 6/7/23 (c)		3,338,305	3,357,968
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.3968% 6/19/22 (c)		2,102,975	2,125,330
Tranche B 2LN, term loan 8.6468% 6/19/23 (c)		96,552	96,310
The Chemours Co. LLC Tranche B, term loan 3.5% 5/12/22 (c)		2,381,013	2,397,180
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (c)		1,591,650	1,606,580
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.6468% 3/19/20 (c)		1,006,923	1,016,046
U.S. Coatings Acquisition, Inc. Tranche B, term loan 6/30/24 (q)		2,000,000	2,009,380
Univar, Inc. term loan 3.7428% 7/1/22 (c)		1,216,514	1,221,076
			30,869,274
Construction Materials - 0.0%
Fairmount Minerals Ltd. Tranche B 2LN, term loan 4.5% 9/5/19 (c)		3,855,000	3,756,235
Unifrax I LLC Tranche B, term loan 4.8996% 4/4/24 (c)		1,000,000	1,005,000
			4,761,235
Containers & Packaging - 0.2%
Anchor Glass Container Corp.:
Tranche 2LN, term loan 8.8103% 12/7/24 (c)		1,180,000	1,197,700
Tranche B 1LN, term loan 4.2637% 12/7/23 (c)		2,408,963	2,424,886
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (c)		1,129,000	1,132,760
Tranche B 1LN, term loan 4.5061% 10/1/21 (c)		5,366,888	5,385,350
Berry Plastics Corp.:
term loan 3.4934% 10/1/22 (c)		5,257,918	5,297,353
Tranche L, term loan 3.2441% 1/6/21 (c)		3,552,000	3,571,110
BWAY Holding Co. Tranche B, term loan 4.245% 4/3/24 (c)		1,000,000	998,540
Caraustar Industries, Inc. Tranche B, term loan 6.6468% 3/14/22 (c)		3,510,000	3,521,408
Charter NEX U.S. Holdings, Inc. Tranche B 1LN, term loan 4.25% 5/11/24 (c)		1,235,000	1,236,927
Consolidated Container Co. Tranche B 1LN, term loan 4.5447% 5/22/24 (c)		2,290,000	2,302,023
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 4.3976% 12/29/23 (c)		4,550,000	4,572,750
Printpack Holdings, Inc. Tranche B, term loan 4.0625% 7/26/23 (c)		1,074,600	1,082,659
Reynolds Group Holdings, Inc. Tranche B, term loan 4.0447% 2/5/23 (c)		12,811,940	12,871,900
Signode Packaging Systems, Inc. Tranche B, term loan 3.82% 5/1/21 (c)		1,448,663	1,453,487
			47,048,853
Metals & Mining - 0.1%
Gulf Finance LLC Tranche B 1LN, term loan 6.3% 8/25/23 (c)		7,238,103	6,930,483
JMC Steel Group, Inc. Tranche B, term loan 4.6562% 6/14/21 (c)		2,872,919	2,898,775
Murray Energy Corp. Tranche B 2LN, term loan 8.3968% 4/16/20 (c)		12,699,149	11,980,124
Walter Energy, Inc. Tranche B, term loan 0% 4/1/18 (d)		2,107,367	0
			21,809,382

TOTAL MATERIALS			104,488,744

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Communications Sales & Leasing, Inc. Tranche B, term loan 4% 10/24/22 (c)		3,873,244	3,891,216
iStar Financial, Inc. Tranche B, term loan 4.75% 7/1/20 (c)		1,225,416	1,239,201
The GEO Group, Inc. Tranche B, term loan 3.25% 3/23/24 (c)		1,475,000	1,475,929
			6,606,346
Real Estate Management & Development - 0.1%
Americold Realty Operating Partnership LP Tranche B, term loan 4.7947% 12/1/22 (c)		2,481,970	2,508,353
Capital Automotive LP:
Trahche B 1LN, term loan 4.0294% 3/24/24 (c)		175,000	176,367
Tranch 2LN, term loan 7.0294% 3/24/25 (c)		930,000	948,600
RE/MAX LLC Tranche B, term loan 3.8968% 12/15/23 (c)		1,084,550	1,085,450
Realogy Group LLC term loan 3.2938% 7/20/22 (c)		4,971,194	5,002,264
Simply Storage Management LLC 8.2375% 9/6/21 (c)		1,305,000	1,305,000
			11,026,034

TOTAL REAL ESTATE			17,632,380

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
Altice Financing SA Tranche B, term loan 5.408% 7/15/25 (c)		3,150,000	3,151,323
Cable & Wireless Ltd. Tranche B, term loan 4.5383% 1/19/25 (c)		3,880,000	3,893,580
Consolidated Communications, Inc. Tranche B 2LN, term loan 10/5/23 (q)		2,000,000	2,010,000
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (c)		6,685,313	6,713,726
Level 3 Financing, Inc. Tranche B, term loan 3.2599% 2/22/24 (c)		12,065,000	12,080,081
LTS Buyer LLC Tranche B 1LN, term loan 4.3968% 4/11/20 (c)		8,278,276	8,309,320
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (c)		5,224,000	5,210,940
Tranche B 1LN, term loan 4.75% 4/30/20 (c)		2,774,325	2,773,465
Securus Technologies, Inc. Tranche B2 1LN, term loan 5.3968% 4/30/20 (c)		2,761,920	2,761,064
SFR Group SA Tranche B 11LN, term loan 3.9441% 7/31/25 (c)		8,445,000	8,406,322
			55,309,821
Wireless Telecommunication Services - 0.1%
Digicel International Finance Ltd. Tranche B, term loan 4.94% 5/25/24 (c)(q)		4,955,000	4,995,284
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.8873% 6/30/19 (c)		11,760,000	11,606,297
Sprint Communications, Inc. Tranche B, term loan 3.5625% 2/3/24 (c)		12,745,000	12,779,539
Syniverse Holdings, Inc. Tranche B, term loan 4.1468% 4/23/19 (c)		4,011,549	3,861,116
Telesat LLC Tranche B 4LN, term loan 4.15% 11/17/23 (c)		7,597,209	7,665,584
Xplornet Communications, Inc. Tranche B, term loan 7.1468% 9/9/21 (c)		2,149,912	2,178,140
			43,085,960

TOTAL TELECOMMUNICATION SERVICES			98,395,781

UTILITIES - 0.2%
Electric Utilities - 0.1%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3.24% 5/3/20 (c)		2,957,809	2,948,196
Empire Generating Co. LLC:
Tranche B, term loan 5.43% 3/14/21 (c)		884,939	852,488
Tranche C, term loan 5.43% 3/14/21 (c)		87,227	84,028
Exgen Texas Power LLC Tranche B, term loan 5.8968% 9/18/21 (c)		4,496,353	2,551,680
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.6468% 11/13/21 (c)		3,042,000	2,768,220
InterGen NV Tranche B, term loan 5.65% 6/13/20 (c)		6,294,538	6,263,065
Lightstone Holdco LLC:
Tranche B, term loan 5.5% 1/30/24 (c)		2,568,311	2,510,524
Tranche C, term loan 5.5% 1/30/24 (c)		158,446	154,881
Longview Power LLC Tranche B, term loan 7.05% 4/13/21 (c)		1,965,000	1,527,788
Tex Operations Co. LLC:
Tranche B, term loan 3.7526% 8/4/23 (c)		6,498,000	6,450,110
Tranche C, term loan 3.7428% 8/4/23 (c)		1,485,714	1,474,765
USIC Holdings, Inc. Tranche 1LN, term loan 5.1699% 12/9/23 (c)		1,496,250	1,505,602
Vistra Operations Co. LLC Tranche B 2LN, term loan 4.2576% 12/14/23 (c)		1,496,250	1,496,819
			30,588,166
Gas Utilities - 0.0%
Southcross Holdings Borrower LP Tranche B, term loan 9% 4/13/23		368,939	328,356
Independent Power and Renewable Electricity Producers - 0.1%
APLP Holdings LP Tranche B, term loan 5.25% 4/13/23 (c)		2,635,166	2,636,826
Calpine Corp.:
Tranche B 5LN, term loan 3.9% 1/15/24 (c)		1,473,750	1,470,228
Tranche B 6LN, term loan 3.9% 1/1/23 (c)		3,629,063	3,619,554
Tranche B, term loan 2.8% 11/30/17 (c)		3,585,455	3,595,924
Dynegy, Inc. Tranche C, term loan 4.25% 2/7/24 (c)		7,500,000	7,489,275
Energy Future Holdings Corp. term loan 4.2947% 6/30/17 (c)		11,308,000	11,355,154
ExGen Renewables I, LLC Tranche B term loan 5.41% 2/6/21 (c)		1,039,920	1,042,520
MRP Generation Holdings LLC Tranche B, term loan 8.1468% 10/18/22 (c)		1,558,296	1,527,130
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (c)		2,725,059	2,520,679
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 5.6468% 6/26/22 (c)		2,755,283	2,775,948
The AES Corp. Tranche B, term loan 3.192% 5/24/22 (c)		4,070,000	4,061,087
			42,094,325

TOTAL UTILITIES			73,010,847

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,459,589,288)			1,468,812,776

Sovereign Loan Participations - 0.0%
Indonesian Republic loan participation:
Citibank 2.125% 12/14/19 (c)		602,860	596,832
Goldman Sachs 2.125% 12/14/19 (c)		516,667	511,500
Mizuho 2.125% 12/14/19 (c)		242,256	239,833
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $1,293,004)			1,348,165

Bank Notes - 0.6%
Capital One NA:
1.65% 2/5/18		$18,801,000	$18,796,055
2.95% 7/23/21		18,827,000	19,008,285
Discover Bank:
(Delaware) 3.2% 8/9/21		25,781,000	26,394,897
3.1% 6/4/20		22,584,000	23,058,038
8.7% 11/18/19		2,958,000	3,354,689
JPMorgan Chase Bank 6% 10/1/17		11,313,000	11,478,068
KeyBank NA 6.95% 2/1/28		1,977,000	2,496,745
RBS Citizens NA 2.5% 3/14/19		11,319,000	11,415,291
Regions Bank 7.5% 5/15/18		24,647,000	25,942,742
UBS AG Stamford Branch 1.8% 3/26/18		24,142,000	24,175,702
Wachovia Bank NA 6% 11/15/17		2,243,000	2,288,008
TOTAL BANK NOTES
(Cost $165,389,012)			168,408,520

Preferred Securities - 0.6%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 2.5%(Reg. S) (c)(f)	EUR	$1,525,000	$1,723,038
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (f)		3,257,000	3,301,793
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Total SA 2.625% (Reg. S) (c)(f)	EUR	2,150,000	2,395,282
FINANCIALS - 0.6%
Banks - 0.6%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(f)		1,860,000	2,006,665
Banco Do Brasil SA 9% (b)(c)(f)		1,690,000	1,809,139
Bank of America Corp.:
6.1% (c)(f)		8,141,000	8,843,958
6.25% (c)(f)		5,325,000	5,798,636
6.5% (c)(f)		3,000,000	3,339,529
Barclays Bank PLC:
6% (c)(f)	GBP	920,000	1,205,377
7.625% 11/21/22		35,575,000	40,325,310
Barclays PLC:
6.625% (c)(f)		17,330,000	17,944,212
7.25% (Reg. S) (c)(f)	GBP	1,350,000	1,888,374
8.25% (c)(f)		4,525,000	4,909,564
BNP Paribas SA 7.375% (b)(c)(f)		3,830,000	4,287,801
Citigroup, Inc.:
5.875% (c)(f)		4,305,000	4,533,323
5.95% (c)(f)		3,075,000	3,248,733
5.95% (c)(f)		2,285,000	2,449,058
Credit Agricole SA:
6.625% (b)(c)(f)		16,550,000	17,261,682
6.625% (Reg. S) (c)(f)		1,640,000	1,710,523
7.875% (b)(c)(f)		4,250,000	4,736,215
8.125% 9/19/33 (Reg. S) (c)		2,500,000	2,715,541
Danske Bank A/S 6.125% (Reg. S) (c)(f)		1,600,000	1,677,310
Erste Group Bank AG 6.5% (Reg. S) (c)(f)	EUR	2,200,000	2,681,199
HSBC Holdings PLC 6% (c)(f)		2,697,000	2,757,023
Royal Bank of Scotland Group PLC:
7.5% (c)(f)		9,170,000	9,677,465
8.625% (c)(f)		3,665,000	4,067,291
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (f)	EUR	2,050,000	2,756,611
			152,630,539
Capital Markets - 0.0%
UBS AG 4.75% 2/12/26 (Reg. S) (c)	EUR	2,800,000	3,530,107
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (b)(f)		870,000	873,050
8.625% (Reg. S) (f)		200,000	200,701
			1,073,751
Insurance - 0.0%
Aviva PLC 6.125% (c)(f)	GBP	1,800,000	2,701,301
Credit Agricole Assurances SA 4.25% (Reg. S) (c)(f)	EUR	1,900,000	2,295,016
			4,996,317

TOTAL FINANCIALS			162,230,714

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (b)(f)		7,735,000	3,605,288
7.5% (Reg. S) (f)		100,000	46,610
			3,651,898
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (f)		2,600,000	1,698,620
TOTAL PREFERRED SECURITIES
(Cost $167,455,754)			175,001,345
		Shares	Value

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 0.86% (r)
(Cost $1,097,381,385)		1,097,243,541	1,097,462,990

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on a credit default swap with BNP Paribas to buy protection on the 5-Year iTraxx Europe Crossover Series 27 Index expiring June 2022 exercise rate 2.875%	9/20/17	EUR 23,000,000	$196,903
Option on a credit default swap with Citibank NA to buy protection on the 5-Year iTraxx Europe Crossover Series 27 Index expiring June 2022 exercise rate 3.250%	6/21/17	EUR 48,600,000	16,968

TOTAL PUT OPTIONS			213,871

TOTAL PURCHASED SWAPTIONS
(Cost $665,764)			213,871
TOTAL INVESTMENT PORTFOLIO - 105.8%
(Cost $30,746,467,187)			31,175,815,910
NET OTHER ASSETS (LIABILITIES) - (5.8)%			(1,698,185,389)
NET ASSETS - 100%			$29,477,630,521

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 6/1/32	$(7,000,000)	$(7,217,657)
3.5% 6/1/47	(98,250,000)	(101,397,066)
3.5% 6/1/47	(49,100,000)	(50,672,732)
3.5% 6/1/47	(49,150,000)	(50,724,333)
3.5% 6/1/47	(77,450,000)	(79,930,816)
3.5% 6/1/47	(40,325,000)	(41,616,658)
3.5% 6/1/47	(35,925,000)	(37,075,721)
4% 6/1/47	(12,000,000)	(12,670,313)
4% 6/1/47	(4,900,000)	(5,173,711)
4% 6/1/47	(1,900,000)	(2,006,133)
TOTAL TBA SALE COMMITMENTS
(Proceeds $388,364,502)		$(388,485,140)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
35 ASX 10 Year Treasury Bond Index Contracts (Australia)	June 2017	3,424,588	$158,519
3 Eurex Euro-Bund Contracts (Germany)	June 2017	547,027	3,034
16 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	June 2017	3,024,957	8,881
3 TSE 10 Year Japanese Government Bond Index Contracts (Japan)	June 2017	4,081,354	12,692
TOTAL BOND INDEX CONTRACTS			183,126
Treasury Contracts
153 CBOT 10-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	19,323,422	71,397
177 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	38,317,734	7,952
195 CBOT 5-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	23,070,938	41,079
64 CBOT Long U.S. Treasury Bond Contracts (United States)	Sept. 2017	9,844,000	81,912
24 CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	3,257,625	18,481
56 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Sept. 2017	9,247,000	91,780
67 TME 10 Year Canadian Note Contracts (Canada)	Sept. 2017	7,214,583	55,577
TOTAL TREASURY CONTRACTS			368,178

TOTAL PURCHASED			551,304

Sold
Bond Index Contracts
170 Eurex Euro-Bobl Contracts (Germany)	June 2017	25,244,258	(144,776)
43 Eurex Euro-Oat Contracts (Germany)	June 2017	7,321,445	(226,293)
23 ICE Long Gilt Contracts (United Kingdom)	Sept. 2017	3,791,419	(5,331)
113 ICE Medium Gilt Contracts (United Kingdom)	Sept. 2017	16,692,450	18,761
TOTAL BOND INDEX CONTRACTS			(357,639)
Treasury Contracts
1,068 CBOT 10-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	134,885,063	(452,676)
118 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	25,545,156	(5,761)
TOTAL TREASURY CONTRACTS			(458,437)

TOTAL SOLD			(816,076)

TOTAL FUTURES CONTRACTS			$(264,772)

The face value of futures purchased as a percentage of Net Assets is 0.4%

The face value of futures sold as a percentage of Net Assets is 0.7%

Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/(Depreciation)
6/1/17	AUD	State Street Bank and Trust Co	Sell	110,000	$82,094	$359
6/1/17	GBP	BNP Paribas	Sell	4,949,000	6,354,763	(21,776)
8/24/17	AUD	BNP Paribas	Sell	196,000	144,281	(1,174)
8/24/17	AUD	State Street Bank and Trust Co	Buy	110,000	81,993	(360)
8/24/17	CAD	Goldman Sachs Bank USA	Buy	107,000	78,965	362
8/24/17	CAD	Goldman Sachs Bank USA	Sell	247,000	181,829	(1,291)
8/24/17	EUR	BNP Paribas	Sell	5,903,000	6,449,025	(212,388)
8/24/17	EUR	Bank Of America NA	Sell	116,197,000	126,939,413	(4,186,480)
8/24/17	EUR	Goldman Sachs Bank USA	Buy	174,000	194,624	1,731
8/24/17	EUR	Goldman Sachs Bank USA	Sell	460,000	517,125	(1,975)
8/24/17	EUR	Goldman Sachs Bank USA	Sell	2,021,000	2,230,986	(49,670)
8/24/17	EUR	JPMorgan Chase Bank, N.A.	Sell	1,011,000	1,137,821	(3,072)
8/24/17	EUR	JPMorgan Chase Bank, N.A.	Sell	2,490,000	2,794,268	(15,645)
8/24/17	EUR	JPMorgan Chase Bank, N.A.	Sell	3,163,000	3,549,965	(19,415)
8/24/17	EUR	State Street Bank and Trust Co	Sell	2,396,000	2,697,671	(6,166)
8/24/17	GBP	BNP Paribas	Buy	4,949,000	6,371,159	22,280
8/24/17	GBP	BNP Paribas	Sell	3,642,000	4,752,683	47,711
8/24/17	GBP	Credit Suisse Intl.	Sell	269,000	348,083	572
8/24/17	GBP	JPMorgan Chase Bank, N.A.	Buy	150,000	194,633	(853)
8/24/17	GBP	JPMorgan Chase Bank, N.A.	Buy	167,000	217,447	(1,705)
8/24/17	GBP	JPMorgan Chase Bank, N.A.	Sell	43,332,000	55,985,681	6,594
8/24/17	JPY	Citibank, N.A.	Sell	4,200,000	37,089	(981)
TOTAL FOREIGN CURRENCY CONTRACTS						$(4,443,342)

*Contract amount in U.S. Dollars unless otherwise noted

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty(2)	Fixed Payment Received/(Paid)	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1)%	EUR 8,300,000	$(111,847)	$0	$(111,847)
Accor SA		Dec. 2021	Barclays Bank PLC	(1)%	EUR 3,000,000	(61,509)	15,517	(45,992)
Assicurazioni Generali Spa		Dec. 2021	JPMorgan Chase Bank, N.A.	(1)%	EUR 3,550,000	189,516	(277,241)	(87,725)
Carlsberg Breweries A/S		Jun. 2020	JPMorgan Chase Bank, N.A.	(1%)	EUR 2,600,000	(75,639)	19,541	(56,098)
Carlsberg Breweries A/S		Dec. 2020	Citibank, N.A.	(1%)	EUR 2,600,000	(80,246)	(7,129)	(87,375)
Gas Natural Capital Markets SA		Jun. 2021	BNP Paribas SA	(1%)	EUR 1,400,000	(34,919)	1,253	(33,666)
Gas Natural Capital Markets SA		Dec. 2021	Credit Suisse International	(1%)	EUR 4,500,000	(102,726)	10,588	(92,138)
Kering SA		Sep. 2018	Morgan Stanley Capital Group, Inc.	(1%)	EUR 3,500,000	(53,385)	4,428	(48,957)
Santander Central Hispano Issuances Ltd		Dec. 2021	Citibank, N.A.	(1%)	EUR 1,750,000	68,752	(134,514)	(65,762)
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	EUR 1,550,000	5,284	(131,158)	(125,874)
Unilever NV		Dec. 2021	JPMorgan Chase Bank, N.A.	(1%)	EUR 3,000,000	(112,195)	97,306	(14,889)
TOTAL BUY PROTECTION						(368,914)	(401,409)	(770,323)
Sell Protection
5-Year iTraxx Europe Senior Financials Series 25 Index	NR	Jun. 2021	ICE	1%	EUR 8,300,000	226,661	0	226,661
Intesa Sanpaolo SpA	Ba1	Dec. 2021	JPMorgan Chase Bank, N.A.	1%	EUR 3,550,000	(289,088)	366,922	77,834
Intesa Sanpaolo SpA	Ba1	Jun. 2022	BNP Paribas SA	1%	EUR 5,100,000	(504,243)	538,439	34,196
Telecom Italia SpA	Ba1	Jun. 2022	BNP Paribas SA	1%	EUR 1,260,000	(48,593)	80,603	32,010
Telecom Italia SpA	Ba1	Jun. 2022	BNP Paribas SA	1%	EUR 1,240,000	(47,822)	79,586	31,764
TOTAL SELL PROTECTION						(663,085)	1,065,550	402,465

TOTAL CREDIT DEFAULT SWAPS						$(1,031,999)	$664,141	$(367,858)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
LCH	Jun. 2027	USD 17,900,000	3-month LIBOR	1.5%	$(515,810)	$0	$(515,810)
LCH	Jun. 2047	USD 3,400,000	3-month LIBOR	1.75%	(189,048)	$0	(189,048)

TOTAL INTEREST RATE SWAPS					$(704,858)	$0	$(704,858)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,580,977,315 or 8.8% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,489,348.

 (h) Security or a portion of the security has been segregated as collateral for open foreign currency contracts, options and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $3,967,025.

 (i) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,906,652.

 (j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (l) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (m) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (n) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (o) Non-income producing

 (p) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $760,856 and $763,296, respectively.

 (q) The coupon rate will be determined upon settlement of the loan after period end.

 (r) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,634,873
Total	$5,634,873

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$809,840	$809,840	$--	$--
Energy	9,639,758	5,414,047	4,225,711	--
Financials	1,681,754	1,681,754	--	--
Materials	2,528,328	2,528,328	--	--
Real Estate	7,744,998	7,744,998	--	--
Telecommunication Services	313,960	279,360	--	34,600
Utilities	178,761	--	--	178,761
Corporate Bonds	9,757,322,259	--	9,757,321,700	559
U.S. Government and Government Agency Obligations	11,236,373,785	--	11,236,373,785	--
U.S. Government Agency - Mortgage Securities	5,011,663,563	--	5,011,663,563	--
Asset-Backed Securities	351,252,096	--	349,939,859	1,312,237
Collateralized Mortgage Obligations	651,861,855	--	651,605,836	256,019
Commercial Mortgage Securities	584,465,726	--	584,122,539	343,187
Municipal Securities	405,144,966	--	405,144,966	--
Foreign Government and Government Agency Obligations	243,586,594	--	236,033,545	7,553,049
Bank Loan Obligations	1,468,812,776	--	1,462,211,374	6,601,402
Sovereign Loan Participations	1,348,165	--	--	1,348,165
Bank Notes	168,408,520	--	168,408,520	--
Preferred Securities	175,001,345	--	175,001,345	--
Money Market Funds	1,097,462,990	1,097,462,990	--	--
Purchased Swaptions	213,871	--	213,871	--
Total Investments in Securities:	$31,175,815,910	$1,115,921,317	$30,042,266,614	$17,627,979
Derivative Instruments:
Assets
Foreign Currency Contracts	$79,609	$--	$79,609	$--
Futures Contracts	570,065	570,065	--	--
Swaps	490,213	--	490,213	--
Total Assets	$1,139,887	$570,065	$569,822	$--
Liabilities
Foreign Currency Contracts	$(4,522,951)	$--	$(4,522,951)	$--
Futures Contracts	(834,837)	(834,837)	--	--
Swaps	(2,227,070)	--	(2,227,070)	--
Total Liabilities	$(7,584,858)	$(834,837)	$(6,750,021)	$--
Total Derivative Instruments:	$(6,444,971)	$(264,772)	$(6,180,199)	$--
Other Financial Instruments:
TBA Sale Commitments	$(388,485,140)	$--	$(388,485,140)	$--
Total Other Financial Instruments:	$(388,485,140)	$--	$(388,485,140)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities,preferred securities,U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities,collateralized mortgage obligations,commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $30,706,707,875. Net unrealized appreciation aggregated $469,108,035, of which $692,192,945 related to appreciated investment securities and $223,084,910 related to depreciated investment securities.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Total Bond K6 Fund

May 31, 2017

TBDK6-QTLY-0717
1.9884012.100

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.4%
Automobiles - 0.9%
General Motors Financial Co., Inc. 4.375% 9/25/21	$200,000	$210,870
Media - 1.5%
21st Century Fox America, Inc. 7.75% 12/1/45	20,000	28,328
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.908% 7/23/25	45,000	48,703
Comcast Corp. 6.45% 3/15/37	15,000	19,717
Time Warner Cable, Inc.:
4% 9/1/21	80,000	84,050
7.3% 7/1/38	120,000	152,804
Time Warner, Inc. 6.2% 3/15/40	40,000	46,230
		379,832

TOTAL CONSUMER DISCRETIONARY		590,702

CONSUMER STAPLES - 1.1%
Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	45,000	45,721
4.7% 2/1/36	125,000	136,136
		181,857
Tobacco - 0.4%
Reynolds American, Inc. 7.25% 6/15/37	75,000	102,222

TOTAL CONSUMER STAPLES		284,079

ENERGY - 5.5%
Oil, Gas & Consumable Fuels - 5.5%
Anadarko Finance Co. 7.5% 5/1/31	40,000	51,726
Anadarko Petroleum Corp.:
5.55% 3/15/26	15,000	16,840
6.6% 3/15/46	30,000	37,160
Canadian Natural Resources Ltd.:
3.9% 2/1/25	25,000	25,453
5.85% 2/1/35	25,000	27,715
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	26,825
5.8% 6/1/45	10,000	11,947
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	20,000	18,700
DCP Midstream Operating LP 3.875% 3/15/23	20,000	19,540
Enbridge, Inc.:
4.25% 12/1/26	25,000	26,353
5.5% 12/1/46	25,000	27,937
Enterprise Products Operating LP 3.75% 2/15/25	20,000	20,650
Kinder Morgan Energy Partners LP 6.55% 9/15/40	65,000	75,675
Marathon Petroleum Corp. 5.125% 3/1/21	35,000	38,184
Petrobras Global Finance BV:
6.125% 1/17/22	130,000	135,265
7.25% 3/17/44	100,000	99,100
7.375% 1/17/27	60,000	64,308
Petroleos Mexicanos:
4.625% 9/21/23	300,000	305,820
6.75% 9/21/47	100,000	102,645
The Williams Companies, Inc.:
4.55% 6/24/24	70,000	71,925
5.75% 6/24/44	35,000	36,509
Western Gas Partners LP 4.65% 7/1/26	35,000	36,867
Williams Partners LP 4.3% 3/4/24	100,000	105,226
		1,382,370
FINANCIALS - 11.2%
Banks - 6.2%
Bank of America Corp.:
3.5% 4/19/26	130,000	130,320
5.65% 5/1/18	110,000	113,820
5.875% 1/5/21	60,000	66,957
Barclays PLC 4.375% 1/12/26	200,000	208,602
Citigroup, Inc.:
1.8% 2/5/18	100,000	100,058
2.4% 2/18/20	85,000	85,362
4.4% 6/10/25	70,000	72,985
Credit Suisse Group Funding Guernsey Ltd. 3.8% 6/9/23	250,000	256,839
JPMorgan Chase & Co.:
2.35% 1/28/19	35,000	35,331
2.95% 10/1/26	85,000	82,188
4.35% 8/15/21	125,000	134,356
Royal Bank of Scotland Group PLC 6.125% 12/15/22	245,000	268,326
		1,555,144
Capital Markets - 3.3%
Deutsche Bank AG London Branch 4.1% 1/13/26	100,000	101,411
Goldman Sachs Group, Inc.:
2.625% 1/31/19	170,000	171,835
2.625% 4/25/21	35,000	35,163
3.7% 6/5/28 (b)	142,000	142,239
3.75% 5/22/25	25,000	25,607
Morgan Stanley:
3.125% 7/27/26	81,000	78,787
5.625% 9/23/19	100,000	107,726
5.75% 1/25/21	150,000	166,990
		829,758
Consumer Finance - 0.8%
Capital One Financial Corp. 2.5% 5/12/20	125,000	125,675
Discover Financial Services 3.95% 11/6/24	80,000	81,307
		206,982
Diversified Financial Services - 0.2%
Brixmor Operating Partnership LP 3.25% 9/15/23	35,000	34,621
Insurance - 0.7%
Pricoa Global Funding I 5.375% 5/15/45 (b)	45,000	48,276
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	80,000	83,083
Unum Group 3.875% 11/5/25	50,000	51,071
		182,430

TOTAL FINANCIALS		2,808,935

HEALTH CARE - 1.2%
Biotechnology - 0.1%
AbbVie, Inc. 4.5% 5/14/35	25,000	25,820
Health Care Providers & Services - 0.2%
HCA Holdings, Inc. 6.5% 2/15/20	50,000	54,938
Pharmaceuticals - 0.9%
Actavis Funding SCS 3.45% 3/15/22	40,000	41,469
Mylan N.V.:
3.15% 6/15/21	50,000	50,941
3.95% 6/15/26	20,000	20,055
Teva Pharmaceutical Finance Netherlands III BV:
2.8% 7/21/23	55,000	53,359
3.15% 10/1/26	35,000	32,868
Zoetis, Inc. 3.45% 11/13/20	15,000	15,561
		214,253

TOTAL HEALTH CARE		295,011

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	40,000	41,691
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Duke Realty LP 3.625% 4/15/23	50,000	51,330
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	165,000	169,736
4.75% 1/15/28	27,000	27,143
		248,209
Real Estate Management & Development - 1.2%
Brandywine Operating Partnership LP 3.95% 2/15/23	100,000	101,198
Digital Realty Trust LP:
4.75% 10/1/25	45,000	48,470
5.25% 3/15/21	30,000	32,653
Liberty Property LP 4.4% 2/15/24	40,000	42,514
Ventas Realty LP 3.5% 2/1/25	65,000	64,873
		289,708

TOTAL REAL ESTATE		537,917

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
3.6% 2/17/23	100,000	102,307
6.3% 1/15/38	50,000	58,145
Verizon Communications, Inc.:
4.5% 9/15/20	50,000	53,588
5.012% 8/21/54	85,000	83,063
5.5% 3/16/47	11,000	11,964
		309,067
UTILITIES - 0.6%
Electric Utilities - 0.6%
FirstEnergy Corp.:
4.25% 3/15/23	45,000	46,914
7.375% 11/15/31	85,000	113,353
		160,267
TOTAL NONCONVERTIBLE BONDS
(Cost $6,414,359)		6,410,039

U.S. Government and Government Agency Obligations - 37.6%
U.S. Treasury Inflation-Protected Obligations - 6.6%
U.S. Treasury Inflation-Indexed Bonds 0.875% 2/15/47	438,028	433,394
U.S. Treasury Inflation-Indexed Notes 0.375% 1/15/27	1,231,221	1,230,160

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		1,663,554

U.S. Treasury Obligations - 31.0%
U.S. Treasury Bonds:
3% 2/15/47	$703,000	$720,932
3% 5/15/47	80,000	82,088
5% 5/15/37	130,000	178,943
U.S. Treasury Notes:
1.5% 5/15/20	2,579,000	2,583,732
1.75% 5/31/22	230,000	229,946
1.875% 4/30/22	2,529,000	2,542,237
2% 4/30/24	1,427,000	1,425,495

TOTAL U.S. TREASURY OBLIGATIONS		7,763,373

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,395,690)		9,426,927

Municipal Securities - 1.3%
California Gen. Oblig. Series 2009, 7.35% 11/1/39	90,000	130,303
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	125,000	112,641
Series 2011, 5.877% 3/1/19	70,000	73,312
TOTAL MUNICIPAL SECURITIES
(Cost $316,342)		316,256
	Shares	Value

Fixed-Income Funds - 31.0%
Fidelity Floating Rate Central Fund (c)	12,066	$1,251,003
Fidelity Mortgage Backed Securities Central Fund (c)	41,513	4,504,566
Fidelity Specialized High Income Central Fund (c)	19,168	2,002,300
TOTAL FIXED-INCOME FUNDS
(Cost $7,751,003)		7,757,869

Money Market Funds - 7.6%
Fidelity Cash Central Fund, 0.86% (d)
(Cost $1,910,715)	1,910,333	1,910,715
TOTAL INVESTMENT PORTFOLIO - 103.1%
(Cost $25,788,109)		25,821,806
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(779,717)
NET ASSETS - 100%		$25,042,089

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $143,474 or 0.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,830
Fidelity Floating Rate Central Fund	1,003
Fidelity Mortgage Backed Securities Central Fund	1,894
Fidelity Specialized High Income Central Fund	1,692
Total	$6,419

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$--	$1,251,003	$--	$1,251,003	0.1%
Fidelity Mortgage Backed Securities Central Fund	--	4,500,000	--	4,504,566	0.1%
Fidelity Specialized High Income Central Fund	--	2,000,000	--	2,002,300	0.3%
Total	$--	$7,751,003	$--	$7,757,869

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$6,410,039	$--	$6,410,039	$--
U.S. Government and Government Agency Obligations	9,426,927	--	9,426,927	--
Municipal Securities	316,256	--	316,256	--
Fixed-Income Funds	7,757,869	7,757,869	--	--
Money Market Funds	1,910,715	1,910,715	--	--
Total Investments in Securities:	$25,821,806	$9,668,584	$16,153,222	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds,municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $25,788,076. Net unrealized appreciation aggregated $33,730, of which $44,718 related to appreciated investment securities and $10,988 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Core Bond Fund

May 31, 2017

ZCD-QTLY-0717
1.9881604.100

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.3%
Automobiles - 0.8%
General Motors Financial Co., Inc. 4.375% 9/25/21	$200,000	$210,870
Media - 1.5%
21st Century Fox America, Inc. 7.75% 12/1/45	20,000	28,328
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.908% 7/23/25	45,000	48,703
Comcast Corp. 6.45% 3/15/37	15,000	19,717
Time Warner Cable, Inc.:
4% 9/1/21	80,000	84,050
7.3% 7/1/38	120,000	152,804
Time Warner, Inc. 6.2% 3/15/40	40,000	46,230
		379,832

TOTAL CONSUMER DISCRETIONARY		590,702

CONSUMER STAPLES - 1.1%
Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	45,000	45,721
4.7% 2/1/36	125,000	136,136
		181,857
Tobacco - 0.4%
Reynolds American, Inc. 7.25% 6/15/37	75,000	102,222

TOTAL CONSUMER STAPLES		284,079

ENERGY - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
Anadarko Finance Co. 7.5% 5/1/31	40,000	51,726
Anadarko Petroleum Corp.:
5.55% 3/15/26	15,000	16,840
6.6% 3/15/46	30,000	37,160
Canadian Natural Resources Ltd.:
3.9% 2/1/25	25,000	25,453
5.85% 2/1/35	25,000	27,715
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	26,825
5.8% 6/1/45	10,000	11,947
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	20,000	18,700
DCP Midstream Operating LP 3.875% 3/15/23	20,000	19,540
Enbridge, Inc.:
4.25% 12/1/26	25,000	26,353
5.5% 12/1/46	25,000	27,937
Enterprise Products Operating LP 3.75% 2/15/25	20,000	20,650
Kinder Morgan Energy Partners LP 6.55% 9/15/40	65,000	75,675
Marathon Petroleum Corp. 5.125% 3/1/21	35,000	38,184
Petrobras Global Finance BV:
5.625% 5/20/43	50,000	41,750
6.125% 1/17/22	130,000	135,265
7.25% 3/17/44	50,000	49,550
7.375% 1/17/27	60,000	64,308
Petroleos Mexicanos:
4.625% 9/21/23	300,000	305,820
6.75% 9/21/47	100,000	102,645
The Williams Companies, Inc.:
4.55% 6/24/24	70,000	71,925
5.75% 6/24/44	35,000	36,509
Western Gas Partners LP 4.65% 7/1/26	35,000	36,867
Williams Partners LP 4.3% 3/4/24	100,000	105,226
		1,374,570
FINANCIALS - 11.1%
Banks - 6.0%
Bank of America Corp.:
3.5% 4/19/26	130,000	130,320
5.65% 5/1/18	110,000	113,820
5.875% 1/5/21	60,000	66,957
Barclays PLC 4.375% 1/12/26	200,000	208,602
Citigroup, Inc.:
1.8% 2/5/18	100,000	100,058
2.4% 2/18/20	85,000	85,362
4.4% 6/10/25	70,000	72,985
Credit Suisse Group Funding Guernsey Ltd. 3.8% 6/9/23	250,000	256,839
JPMorgan Chase & Co.:
2.35% 1/28/19	35,000	35,331
2.95% 10/1/26	85,000	82,188
4.35% 8/15/21	125,000	134,356
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	165,000	172,678
6.125% 12/15/22	80,000	87,617
		1,547,113
Capital Markets - 3.3%
Deutsche Bank AG London Branch 4.1% 1/13/26	100,000	101,411
Goldman Sachs Group, Inc.:
2.625% 1/31/19	170,000	171,835
2.625% 4/25/21	35,000	35,163
3.7% 6/5/28 (b)	145,000	145,244
3.75% 5/22/25	25,000	25,607
Morgan Stanley:
3.125% 7/27/26	81,000	78,787
5.625% 9/23/19	100,000	107,726
5.75% 1/25/21	150,000	166,990
		832,763
Consumer Finance - 0.8%
Capital One Financial Corp. 2.5% 5/12/20	125,000	125,675
Discover Financial Services 3.95% 11/6/24	80,000	81,307
		206,982
Diversified Financial Services - 0.3%
Brixmor Operating Partnership LP:
3.25% 9/15/23	35,000	34,621
3.85% 2/1/25	40,000	39,936
		74,557
Insurance - 0.7%
Pricoa Global Funding I 5.375% 5/15/45 (b)	45,000	48,276
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	80,000	83,083
Unum Group 3.875% 11/5/25	50,000	51,071
		182,430

TOTAL FINANCIALS		2,843,845

HEALTH CARE - 1.2%
Biotechnology - 0.1%
AbbVie, Inc. 4.5% 5/14/35	25,000	25,820
Health Care Providers & Services - 0.2%
HCA Holdings, Inc. 6.5% 2/15/20	50,000	54,938
Pharmaceuticals - 0.9%
Actavis Funding SCS 3.45% 3/15/22	40,000	41,469
Mylan N.V.:
3.15% 6/15/21	50,000	50,941
3.95% 6/15/26	20,000	20,055
Teva Pharmaceutical Finance Netherlands III BV:
2.8% 7/21/23	55,000	53,359
3.15% 10/1/26	35,000	32,868
Zoetis, Inc. 3.45% 11/13/20	15,000	15,561
		214,253

TOTAL HEALTH CARE		295,011

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	40,000	41,691
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 1.3%
DDR Corp. 4.625% 7/15/22	65,000	68,095
Duke Realty LP 3.625% 4/15/23	50,000	51,330
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	165,000	169,736
4.5% 1/15/25	6,000	6,105
4.75% 1/15/28	27,000	27,143
		322,409
Real Estate Management & Development - 1.3%
Brandywine Operating Partnership LP 3.95% 2/15/23	100,000	101,198
Digital Realty Trust LP:
4.75% 10/1/25	45,000	48,470
5.25% 3/15/21	30,000	32,653
Liberty Property LP 4.4% 2/15/24	40,000	42,514
Mack-Cali Realty LP 3.15% 5/15/23	50,000	47,225
Ventas Realty LP 3.5% 2/1/25	65,000	64,873
		336,933

TOTAL REAL ESTATE		659,342

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
3.6% 2/17/23	100,000	102,307
6.3% 1/15/38	50,000	58,145
Verizon Communications, Inc.:
4.5% 9/15/20	50,000	53,588
5.012% 8/21/54	85,000	83,063
5.5% 3/16/47	11,000	11,964
		309,067
UTILITIES - 0.6%
Electric Utilities - 0.6%
FirstEnergy Corp.:
4.25% 3/15/23	45,000	46,914
7.375% 11/15/31	85,000	113,353
		160,267
TOTAL NONCONVERTIBLE BONDS
(Cost $6,454,539)		6,558,574

U.S. Government and Government Agency Obligations - 36.5%
U.S. Treasury Inflation-Protected Obligations - 6.9%
U.S. Treasury Inflation-Indexed Bonds 0.875% 2/15/47	504,990	499,647
U.S. Treasury Inflation-Indexed Notes 0.375% 1/15/27	1,261,600	1,260,513

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		1,760,160

U.S. Treasury Obligations - 29.6%
U.S. Treasury Bonds:
3% 2/15/47	$838,000	$859,376
3% 5/15/47	20,000	20,522
U.S. Treasury Notes:
1.125% 2/28/19	1,211,000	1,208,114
1.875% 3/31/22	4,776,000	4,802,305
2.25% 2/15/27	619,000	620,765
2.375% 5/15/27	50,000	50,738

TOTAL U.S. TREASURY OBLIGATIONS		7,561,820

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,262,705)		9,321,980

Commercial Mortgage Securities - 0.6%
GAHR Commercial Mortgage Trust Series 2015-NRF Class DFX, 3.3822% 12/15/34 (a)(b)	$125,000	$127,075
MSCG Trust Series 2016-SNR Class C, 5.205% 11/15/34 (a)	25,000	25,289
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $152,245)		152,364

Municipal Securities - 1.2%
California Gen. Oblig. Series 2009, 7.35% 11/1/39	90,000	130,303
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	$125,000	$112,641
Series 2010-3, 5.547% 4/1/19	70,000	73,044
TOTAL MUNICIPAL SECURITIES
(Cost $313,755)		315,988
	Shares	Value

Fixed-Income Funds - 30.6%
Fidelity Floating Rate Central Fund (c)	12,013	$1,245,555
Fidelity Mortgage Backed Securities Central Fund (c)	41,966	4,553,716
Fidelity Specialized High Income Central Fund (c)	19,365	2,022,850
TOTAL FIXED-INCOME FUNDS
(Cost $7,750,000)		7,822,121

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 0.86% (d)
(Cost $1,424,860)	1,424,575	1,424,860
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $25,358,104)		25,595,887
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(49,525)
NET ASSETS - 100%		$25,546,362

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $295,838 or 1.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,537
Fidelity Floating Rate Central Fund	14,141
Fidelity Mortgage Backed Securities Central Fund	29,358
Fidelity Specialized High Income Central Fund	24,524
Total	$72,560

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$--	$1,250,000	$--	$1,245,555	0.1%
Fidelity Mortgage Backed Securities Central Fund	--	4,500,000	--	4,553,716	0.1%
Fidelity Specialized High Income Central Fund	--	2,000,000	--	2,022,850	0.3%
Total	$--	$7,750,000	$--	$7,822,121

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$6,558,574	$--	$6,558,574	$--
U.S. Government and Government Agency Obligations	9,321,980	--	9,321,980	--
Commercial Mortgage Securities	152,364	--	152,364	--
Municipal Securities	315,988	--	315,988	--
Fixed-Income Funds	7,822,121	7,822,121	--	--
Money Market Funds	1,424,860	1,424,860	--	--
Total Investments in Securities:	$25,595,887	$9,246,981	$16,348,906	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $25,356,415. Net unrealized appreciation aggregated $239,472, of which $249,745 related to appreciated investment securities and $10,273 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2017